United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (98.73%)

Consumer Discretionary (14.33%)
Advance Auto Parts Inc.	22,500	$1,307,250
AutoZone Inc. (a)	5,600	1,787,464
Bed Bath & Beyond Inc. (a)	20,800	1,192,048
Coach Inc.	32,200	1,668,926
Comcast Corp. Class A	119,900	2,505,910
DIRECTV Class A (a)	29,900	1,263,275
Dollar Tree Inc. (a)	9,400	706,034
Ford Motor Co. (a)	73,900	714,613
GAP Inc., The	64,000	1,039,360
General Motors Co. (a)	106,900	2,157,242
International Game Technology	43,000	624,790
Limited Brands Inc.	17,700	681,627
McDonald’s Corp.	18,900	1,659,798
Netflix Inc. (a)	11,200	1,267,392
Priceline.com Inc. (a)	4,200	1,887,732
Ross Stores Inc.	32,600	2,565,294
Starbucks Corp.	23,300	868,857
Target Corp.	25,000	1,226,000
Time Warner Inc.	80,600	2,415,582
TJX Companies Inc.	5,800	321,726
TRW Automotive Holdings Corp. (a)	33,200	1,086,636
Viacom Inc. Class B	35,400	1,371,396
Walt Disney Co., The	76,600	2,310,256
Wynn Resorts Ltd.	9,900	1,139,292

		33,768,500

Consumer Staples (7.77%)
Brown-Forman Corp. Class B	21,000	1,472,940
Coca-Cola Enterprises Inc.	35,100	873,288
Colgate-Palmolive Co.	15,400	1,365,672
CVS Caremark Corp.	87,000	2,921,460
Dr. Pepper Snapple Group Inc.	25,300	981,134
Estee Lauder Companies Inc. Class A, The	15,000	1,317,600
Green Mountain Coffee Roasters Inc. (a)	12,500	1,161,750
Philip Morris International Inc.	36,000	2,245,680
Procter & Gamble Co., The	18,000	1,137,240
Sysco Corp.	38,500	997,150
Wal-Mart Stores Inc.	74,100	3,845,790

		18,319,704

Energy (12.31%)
Anadarko Petroleum Corp.	32,700	2,061,735
Apache Corp.	27,400	2,198,576
Chevron Corp.	42,200	3,904,344
Cimarex Energy Co.	9,900	551,430
ConocoPhillips	20,400	1,291,728
Diamond Offshore Drilling Inc.	15,300	837,522
El Paso Corp.	40,200	702,696
EQT Corp.	42,900	2,289,144
Exxon Mobil Corp.	53,000	3,849,390
Halliburton Co.	37,400	1,141,448
Nabors Industries Ltd. (a)	34,300	420,518
Newfield Exploration Co. (a)	55,100	2,186,919
Occidental Petroleum Corp.	61,600	4,404,400
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
SM Energy Co.	11,000	$667,150
Southwestern Energy Co. (a)	40,700	1,356,531
Williams Companies Inc., The	46,600	1,134,244

		28,997,775

Financials (12.19%)
ACE Ltd.	40,900	2,478,540
Aflac Inc.	65,000	2,271,750
Ameriprise Financial Inc.	57,600	2,267,136
Axis Capital Holdings Ltd.	19,500	505,830
Bank of America Corp.	354,400	2,168,928
CIT Group Inc. (a)	72,800	2,210,936
Discover Financial Services	50,700	1,163,058
Franklin Resources Inc.	35,700	3,414,348
JPMorgan Chase & Co.	78,000	2,349,360
MetLife Inc.	83,300	2,333,233
Moody’s Corp.	32,800	998,760
Travelers Companies Inc., The	73,300	3,571,909
Wells Fargo & Co.	124,200	2,995,704

		28,729,492

Health Care (12.98%)
Abbott Laboratories	42,100	2,152,994
Agilent Technologies Inc. (a)	20,300	634,375
Allergan Inc.	20,100	1,655,838
AmerisourceBergen Corp.	42,000	1,565,340
Becton, Dickinson and Co.	16,500	1,209,780
Biogen Idec Inc. (a)	13,900	1,294,785
Bristol-Myers Squibb Co.	88,164	2,766,586
Covidien PLC	53,000	2,337,300
CR Bard Inc.	14,900	1,304,346
DaVita Inc. (a)	8,500	532,695
Intuitive Surgical Inc. (a)	2,100	764,988
Johnson & Johnson	71,500	4,555,265
Medtronic Inc.	29,900	993,876
Merck & Co. Inc.	46,400	1,517,744
Pfizer Inc.	210,800	3,726,944
Quest Diagnostics Inc.	23,000	1,135,280
Teva Pharmaceutical Industries Ltd. Sponsored ADR	65,600	2,441,632

		30,589,768

Industrials (10.91%)
3M Co.	15,200	1,091,208
Boeing Co., The	50,500	3,055,755
CSX Corp.	54,700	1,021,249
Cummins Inc.	14,100	1,151,406
Deere & Co.	17,300	1,117,061
General Dynamics Corp.	18,300	1,041,087
General Electric Co.	76,800	1,170,432
Honeywell International Inc.	52,100	2,287,711
ITT Corp.	82,000	3,444,000
Lockheed Martin Corp.	18,600	1,351,104
Northrop Grumman Corp.	19,000	991,040
Raytheon Co.	22,500	919,575

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Tyco International Ltd.	27,500	$1,120,625
Union Pacific Corp.	51,500	4,206,005
WW Grainger Inc.	11,700	1,749,618

		25,717,876

Information Technology (19.17%)
Altera Corp.	34,800	1,097,244
Apple Inc. (a)	10,100	3,849,918
Atmel Corp. (a)	152,700	1,232,289
Cisco Systems Inc.	62,500	968,125
Cognizant Technology Solutions Corp. Class A (a)	18,500	1,159,950
Dell Inc. (a)	335,000	4,740,250
F5 Networks Inc. (a)	24,500	1,740,725
First Solar Inc. (a)	10,000	632,100
Google Inc. Class A (a)	3,500	1,800,330
Hewlett-Packard Co.	27,200	610,640
Intel Corp.	170,600	3,638,898
International Business Machines Corp.	13,400	2,345,402
JDS Uniphase Corp. (a)	81,700	814,549
Lam Research Corp. (a)	20,600	782,388
Linear Technology Corp.	21,300	588,945
MasterCard Inc. Class A	5,700	1,807,812
Microsoft Corp.	138,000	3,434,820
Oracle Corp.	129,100	3,710,334
Red Hat Inc. (a)	29,900	1,263,574
SanDisk Corp. (a)	34,700	1,400,145
TE Connectivity Ltd.	81,600	2,296,224
Visa Inc. Class A	15,000	1,285,800
VMware Inc. Class A (a)	21,000	1,687,980
Western Union Co.	67,700	1,035,133
Xilinx Inc.	45,500	1,248,520

		45,172,095

Materials (4.41%)
Alcoa Inc.	62,800	600,996
CF Industries Holdings Inc.	7,100	876,069
Crown Holdings Inc. (a)	37,200	1,138,692
Dow Chemical Co., The	92,900	2,086,534
E.I. du Pont de Nemours & Co.	54,800	2,190,356
Freeport-McMoRan Copper & Gold Inc.	36,200	1,102,290
International Paper Co.	48,300	1,122,975
Sherwin-Williams Co., The	17,000	1,263,440

		10,381,352

Telecommunication Services (2.01%)
AT&T Inc.	126,800	3,616,336
MetroPCS Communications Inc. (a)	129,200	1,125,332

		4,741,668

Utilities (2.65%)
American Electric Power Company Inc.	65,400	2,486,508
Dominion Resources Inc.	26,000	1,320,020
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
Sempra Energy	47,200	$2,430,800

		6,237,328

Total Common Stocks
(cost $231,087,935)		232,655,558

Short-term Investments (0.81%)
JPMorgan U.S. Government Money Market Fund	1,911,601	1,911,601

Total Short-term Investments
(cost $1,911,601)		1,911,601

TOTAL INVESTMENTS (99.54%)
(cost $232,999,536)		234,567,159

OTHER ASSETS, NET OF LIABILITIES (0.46%)		1,085,777

NET ASSETS (100.00%)		$235,652,936

(a)	Non-income producing security.

ADR – AmericanDepository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (97.27%)

Consumer Discretionary (13.92%)
Abercrombie & Fitch Co. Class A	17,890	$1,101,308
Blyth Inc.	14,000	776,300
Cinemark Holdings Inc.	24,300	458,784
Cost Plus Inc. (a)	86,200	543,060
Dick’s Sporting Goods Inc. (a)	22,870	765,230
Dillard’s Inc. Class A	20,700	900,036
Discovery Communications Inc. Class A (a)	20,290	763,310
Domino’s Pizza Inc. (a)	33,500	912,875
Foot Locker Inc.	30,970	622,187
Fossil Inc. (a)	4,660	377,740
Genesco Inc. (a)	11,300	582,289
Gentex Corp.	30,730	739,056
GNC Acquisition Holdings Inc. Class A (a)	16,300	327,956
Jarden Corp.	25,240	713,282
Macy’s Inc.	53,180	1,399,698
Modine Manufacturing Co. (a)	40,400	366,024
Nordstrom Inc.	21,330	974,354
Pep Boys-Manny, Moe & Jack, The	47,600	469,812
Pier 1 Imports Inc. (a)	87,800	858,684
Ralph Lauren Corp.	7,620	988,314
Saga Communications Inc. Class A (a)	36,025	1,063,098
Sally Beauty Holdings Inc. (a)	64,700	1,074,020
Scripps Networks Interactive Class A	19,140	711,434
Sinclair Broadcast Group Inc. Class A	108,100	775,077
Town Sports International Holdings Inc. (a)	93,000	675,180
Tractor Supply Co.	5,460	341,523
Under Armour Inc. Class A (a)	8,280	549,875
Valassis Communications Inc. (a)	20,900	391,666

		20,222,172

Consumer Staples (3.97%)
Church & Dwight Co. Inc.	15,090	666,978
Corn Products International Inc.	16,750	657,270
Darling International Inc. (a)	49,650	625,094
Elizabeth Arden Inc. (a)	24,700	702,468
Fresh Del Monte Produce Inc.	24,900	577,680
Hansen Natural Corp. (a)	9,920	865,917
Omega Protein Corp. (a)	50,000	454,000
Pantry Inc., The (a)	36,200	439,106
Ruddick Corp.	20,100	783,699

		5,772,212

Energy (8.20%)
Baker Hughes Inc.	20,840	961,974
Complete Production Services Inc. (a)	27,600	520,260
Energy XXI (Bermuda) Ltd. (a)	42,390	909,266
Ensco PLC Sponsored ADR	21,870	884,204
Helix Energy Solutions Group Inc. (a)	46,100	603,909
Hercules Offshore Inc. (a)	293,200	856,144
Key Energy Services Inc. (a)	87,620	831,514
Knightsbridge Tankers Ltd.	37,500	620,625
McDermott International Inc. (a)	47,650	512,714
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Noble Energy Inc.	16,060	$1,137,048
Petroleum Development Corp. (a)	12,799	248,173
Pioneer Drilling Co. (a)	70,900	509,062
Plains Exploration & Production Co. (a)	40,890	928,612
SM Energy Co.	14,740	893,981
Swift Energy Co. (a)	13,300	323,722
Weatherford International Ltd. (a)	78,680	960,683
Westmoreland Coal Co. (a)	27,700	214,952

		11,916,843

Financials (24.46%)
Advance America Cash Advance Centers Inc.	122,100	898,656
Affiliated Managers Group Inc. (a)	13,900	1,084,895
Ameriprise Financial Inc.	32,200	1,267,392
AmTrust Financial Services Inc.	36,100	803,586
Argo Group International Holdings Ltd.	20,800	590,096
Armour Residential REIT Inc.	119,300	811,240
BancFirst Corp.	10,900	361,444
Bancorp Inc., The (a)	47,200	337,952
BioMed Realty Trust Inc.	44,000	729,080
Calamos Asset Management Inc. Class A	27,900	279,279
Cardinal Financial Corp.	67,700	583,574
CB Richard Ellis Group Inc. Class A (a)	72,370	974,100
City Holding Co.	24,400	658,556
CNO Financial Group Inc. (a)	122,500	662,725
East West Bancorp Inc.	35,380	527,516
Employers Holdings Inc.	59,300	756,668
ESSA Bancorp Inc.	45,700	480,307
EZCORP Inc. Class A (a)	38,000	1,084,520
First Industrial Realty Trust Inc. (a)	138,500	1,108,000
First Niagara Financial Group Inc.	60,670	555,130
Franklin Resources Inc.	11,500	1,099,860
Gramercy Capital Corp. (a)	196,900	618,266
Infinity Property & Casualty Corp.	14,700	771,456
Interactive Brokers Group Inc. Class A	43,300	603,169
IntercontinentalExchange Inc. (a)	9,260	1,095,088
iStar Financial Inc. (a)	104,300	607,026
Jones Lang LaSalle Inc.	11,110	575,609
Kemper Corp.	29,600	709,216
Meadowbrook Insurance Group Inc.	74,700	665,577
Merchants Bancshares Inc.	9,200	246,376
MPG Office Trust Inc. (a)	235,100	496,061
MSCI Inc. Class A (a)	9,940	301,480
Nelnet Inc. Class A	32,100	602,838
Newcastle Investment Corp.	129,500	527,065
Ocwen Financial Corp. (a)	60,100	793,921
One Liberty Properties Inc.	84,449	1,238,022
PNC Financial Services Group Inc.	10,170	490,092
ProAssurance Corp.	11,300	813,826
Raymond James Financial Inc.	29,950	777,502
Republic Bancorp Inc. Class A	18,600	329,406
Retail Opportunity Investments Corp.	76,300	845,404
RLI Corp.	11,200	712,096

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Sabra Health Care REIT Inc.	22,200	$211,788
Safety Insurance Group Inc.	24,900	941,967
Signature Bank (a)	15,720	750,316
SVB Financial Group (a)	20,330	752,210
United Community Banks Inc. (a)	54,500	462,705
United Financial Bancorp Inc.	47,800	654,382
Universal Insurance Holdings Inc.	77,400	297,990
Weingarten Realty Investors	31,458	665,966
Winthrop Realty Trust	59,800	519,662
World Acceptance Corp. (a)	14,500	811,275

		35,542,333

Health Care (8.11%)
Agilent Technologies Inc. (a)	24,520	766,250
Alexion Pharmaceuticals Inc. (a)	9,440	604,726
AmerisourceBergen Corp.	23,380	871,373
Cooper Companies Inc., The	10,190	806,538
Health Management Associates Inc. Class A (a)	62,440	432,085
Healthspring Inc. (a)	63,131	2,301,757
Invacare Corp.	14,600	336,384
Kindred Healthcare Inc. (a)	37,200	320,664
Masimo Corp.	22,700	491,455
Medicines Co., The (a)	48,400	720,192
Perrigo Co.	13,610	1,321,667
PharMerica Corp. (a)	18,400	262,568
Shire PLC ADR	5,680	533,522
SXC Health Solutions Corp. (a)	12,200	679,540
Triple-S Management Corp. Class B (a)	22,600	378,550
U.S. Physical Therapy Inc.	19,800	366,696
Valeant Pharmaceuticals International Inc.	15,780	585,754

		11,779,721

Industrials (15.09%)
Alaska Air Group Inc. (a)	14,500	816,205
AMERCO (a)	9,800	612,010
Arkansas Best Corp.	30,900	499,035
BE Aerospace Inc. (a)	31,220	1,033,694
Ceradyne Inc. (a)	33,900	911,571
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	40,840	1,169,249
CSX Corp.	35,030	654,010
Cummins Inc.	6,150	502,209
Curtiss-Wright Corp.	17,400	501,642
Dycom Industries Inc. (a)	43,300	662,490
Eaton Corp.	24,960	886,080
Esterline Technologies Corp. (a)	19,680	1,020,211
Expeditors International of
Washington Inc.	15,225	617,374
Fluor Corp.	6,660	310,023
Genesee & Wyoming Inc. Class A (a)	8,060	374,951
Goodrich Corp.	5,150	621,502
Hertz Global Holdings Inc. (a)	51,740	460,486
International Shipholding Corp.	19,544	361,369
Joy Global Inc.	18,520	1,155,278

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Kennametal Inc.	23,230	$760,550
Layne Christensen Co. (a)	23,200	535,920
Lydall Inc. (a)	64,500	574,050
MasTec Inc. (a)	53,000	933,330
Mueller Industries Inc.	20,200	779,518
Multi-Color Corp.	32,600	736,434
Precision Castparts Corp.	5,875	913,328
SkyWest Inc.	35,200	405,152
Snap-on Inc.	8,010	355,644
Standex International Corp.	12,300	382,899
Timken Co., The	32,600	1,069,932
UniFirst Corp.	15,600	706,524
WABCO Holdings Inc. (a)	15,900	601,974

		21,924,644

Information Technology (12.23%)
Alliance Data Systems Corp. (a)	14,970	1,387,719
Altera Corp.	13,270	418,403
Autodesk Inc. (a)	21,070	585,325
Avago Technologies Ltd.	23,820	780,581
Brightpoint Inc. (a)	63,900	588,519
Broadcom Corp. Class A (a)	12,220	406,804
Brooks Automation Inc.	58,100	473,515
CACI International Inc. Class A (a)	15,000	749,100
Check Point Software Technologies Ltd. (a)	12,720	671,107
Citrix Systems Inc. (a)	9,740	531,122
Cognizant Technology Solutions Corp. Class A (a)	14,355	900,058
Coherent Inc. (a)	6,720	288,691
Cypress Semiconductor Corp. (a)	23,080	345,508
EMCORE Corp. (a)	97,264	96,291
F5 Networks Inc. (a)	7,265	516,178
Globecomm Systems Inc. (a)	38,200	516,082
Insight Enterprises Inc. (a)	45,600	690,384
Intuit Inc. (a)	17,850	846,804
MICROS Systems Inc. (a)	11,080	486,523
NetApp Inc. (a)	8,945	303,593
OSI Systems Inc. (a)	21,700	727,384
Photronics Inc. (a)	150,200	747,996
Polycom Inc. (a)	31,100	571,307
Red Hat Inc. (a)	10,380	438,659
Richardson Electronics Ltd.	106,300	1,446,743
Riverbed Technology Inc. (a)	23,710	473,252
Rovi Corp. (a)	10,360	445,273
TIBCO Software Inc. (a)	20,100	450,039
Trimble Navigation Ltd. (a)	14,900	499,895
Wright Express Corp. (a)	9,960	378,878

		17,761,733

Materials (4.51%)
Allegheny Technologies Inc.	15,680	580,003
AuRico Gold Inc. (a)	52,770	496,038
Cabot Corp.	10,550	261,429
International Flavors & Fragrances Inc.	9,970	560,513

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Kaiser Aluminum Corp.	15,300	$677,484
P. H. Glatfelter Co.	50,100	661,821
Quaker Chemical Corp.	20,000	518,400
Rock-Tenn Co. Class A	14,100	686,388
Rockwood Holdings Inc. (a)	12,910	434,938
Westlake Chemical Corp.	19,500	668,460
Yamana Gold Inc.	73,240	1,000,458

		6,545,932

Telecommunication Services (2.30%)
American Tower Corp. Class A (a)	8,975	482,855
General Communication Inc. Class A (a)	79,200	649,440
IDT Corp. Class B	44,300	903,720
SBA Communications Corp. Class A (a)	13,870	478,238
Vonage Holdings Corp. (a)	316,800	823,680

		3,337,933

Utilities (4.48%)
AES Corp., The (a)	136,890	1,336,046
American Water Works Co. Inc.	18,350	553,803
Chesapeake Utilities Corp.	15,400	617,694
El Paso Electric Co.	30,300	972,327
ITC Holdings Corp.	13,070	1,012,010
Laclede Group Inc., The	17,100	662,625
NiSource Inc.	43,350	926,823
Xcel Energy Inc.	17,230	425,410

		6,506,738

Total Common Stocks
(cost $143,037,218)		141,310,261

Registered Investment Companies (0.41%)

Financials (0.41%)
Arlington Asset Investment Corp. Class A	25,000	601,250

Total Registered Investment Companies
(cost $497,057)		601,250

	Shares	Value
Short-term Investments (2.07%)
JPMorgan U.S. Government Money Market Fund	3,005,433	$3,005,433

Total Short-term Investments
(cost $3,005,433)		3,005,433

TOTAL INVESTMENTS (99.75%)
(cost $146,539,708)		144,916,944
OTHER ASSETS, NET OF LIABILITIES (0.25%)		356,525

NET ASSETS (100.00%)		$145,273,469

(a) Non-income producing security.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (94.36%)

Argentina (1.08%)
Arcos Dorados Holdings Inc. Class A	19,905	$461,597
MercadoLibre Inc.	10,724	576,415

		1,038,012

Australia (0.91%)
BHP Billiton PLC	32,804	876,324

Austria (0.49%)
Erste Group Bank AG	18,590	474,119

Belgium (2.27%)
Anheuser-Busch InBev NV	41,100	2,181,552

Brazil (2.96%)
Anhanguera Educacional Participacoes SA	22,000	283,154
BR Malls Participacoes SA	63,800	651,826
Itau Unibanco Holding SA ADR	43,811	679,947
OGX Petroleo e Gas Participacoes SA (b)	200,700	1,227,523

		2,842,450

Canada (3.44%)
Canadian National Railway Co.	18,790	1,251,038
Imax Corp. (b)	16,655	241,164
Pacific Rubiales Energy Corp.	41,034	869,315
Potash Corporation of Saskatchewan Inc.	21,821	943,104

		3,304,621

China (3.74%)
Baidu Inc. Sponsored ADR (b)	9,871	1,055,309
China Life Insurance Co. Ltd. H	163,000	385,561
China Mobile Ltd.	92,500	904,215
China Pacific Insurance (Group) Company Ltd. H	24,200	69,746
PetroChina Company Ltd. H	605,000	731,318
SINA Corp. (b)	6,243	447,060

		3,593,209

Denmark (3.32%)
A P Moller-Maersk A/S Class B	71	417,070
Novo Nordisk A/S Class B	22,632	2,257,183
Novozymes A/S B Shares	3,594	510,989

		3,185,242

France (8.75%)
Accor SA	8,359	222,584
AXA SA	50,577	658,000
Compagnie de Saint-Gobain	9,513	362,933
DANONE SA	14,833	911,833
Essilor International SA	5,906	424,718
JC Decaux SA (b)	19,000	471,556
L’Oreal SA	6,400	624,337
Pernod Ricard SA	18,976	1,485,681
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Publicis Groupe	11,806	$492,740
Schneider Electric SA	37,863	2,026,258
Unibail-Rodamco SE	4,090	729,807

		8,410,447

Germany (6.36%)
Adidas AG	12,471	758,934
Allianz SE Reg.	6,256	586,370
BASF SE	8,258	503,452
Bayerische Motoren Werke (BMW) AG	12,051	796,104
Daimler AG Registered Shares	16,816	747,882
Infineon Technologies AG	44,576	328,908
Linde AG	9,900	1,324,753
SAP AG	11,110	565,302
Siemens AG Reg.	5,594	503,294

		6,114,999

Hong Kong (4.97%)
Belle International Holdings Ltd.	303,000	523,926
Cheung Kong Holdings Ltd.	69,000	748,003
China Unicom (Hong Kong) Ltd.	616,000	1,253,940
CNOOC Ltd.	289,000	464,681
Hang Lung Properties Ltd.	293,000	873,805
Li & Fung Ltd.	546,000	915,180

		4,779,535

India (0.60%)
ICICI Bank Ltd. Sponsored ADR	16,482	572,255

Ireland (1.15%)
Accenture PLC Class A	14,794	779,348
CRH PLC	21,188	329,504

		1,108,852

Italy (0.16%)
Prada SpA (b)	36,500	153,736

Japan (9.44%)
Canon Inc.	41,600	1,888,890
DeNA Co. Ltd.	9,400	393,780
Fanuc Corp.	16,500	2,272,807
Honda Motor Co. Ltd.	16,200	474,577
Hoya Corp.	24,100	558,748
Japan Tobacco Inc.	238	1,113,258
Komatsu Ltd.	38,500	830,062
Marubeni Corp.	83,000	463,468
Sumitomo Realty & Development Co. Ltd.	29,000	557,468
Yamada Denki Co. Ltd.	7,430	516,751

		9,069,809

Luxembourg (1.23%)
Millicom International Cellular S.A.	11,958	1,185,038

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Malaysia (1.61%)
Genting Berhad	284,800	$805,460
Sime Darby Berhad	283,700	745,318

		1,550,778

Mexico (0.50%)
Wal-Mart de Mexico SAB de CV	207,600	476,021

Netherlands (3.64%)
ASML Holding NV	42,849	1,481,649
Royal Dutch Shell PLC Class A	29,078	896,685
Sensata Technologies Holding NV (b)	33,960	898,582
Yandex NV Class A (b)	10,721	218,816

		3,495,732

Norway (0.66%)
Statoil ASA	29,350	629,789

Singapore (2.08%)
DBS Group Holdings Ltd.	75,714	678,930
Genting Singapore PLC (b)	576,000	668,817
United Overseas Bank Ltd.	50,841	653,753

		2,001,500

Spain (2.02%)
Banco Santander SA (Madrid)	52,309	427,673
Industria de Diseno Textil SA	10,675	911,274
Telefonica SA	31,305	599,953

		1,938,900

Sweden (3.15%)
Atlas Copco AB Class A	60,000	1,062,030
Hennes & Mauritz AB (H&M) B Shares	14,561	435,983
Investor AB B Shares	26,200	461,057
Sandvik AB	50,818	585,588
Volvo AB B Shares	49,000	481,365

		3,026,023

Switzerland (11.75%)
ABB Ltd. Reg. (b)	39,745	679,872
Compagnie Financiere Richemont SA Class A	16,416	731,256
Holcim Ltd. Reg. (b)	11,898	631,401
Julius Baer Group Ltd. (b)	33,114	1,106,609
Nestle SA Reg.	36,803	2,026,104
Novartis AG	17,352	969,312
Roche Holding AG	16,234	2,621,986
Swatch Group AG, The	3,106	1,021,949
Syngenta AG Reg. (b)	3,010	782,202
UBS AG Reg. (b)	62,588	715,917

		11,286,608

Taiwan (1.95%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	164,202	1,876,829

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

United Kingdom (15.41%)
Anglo American PLC	24,657	$848,474
ARM Holdings PLC	79,228	677,529
BG Group PLC	48,700	932,051
British American Tobacco PLC	36,929	1,559,338
British Sky Broadcasting Group PLC	99,544	1,025,218
Diageo PLC	54,273	1,034,802
Experian PLC	69,402	779,083
Imperial Tobacco Group PLC	28,327	955,968
Reed Elsevier PLC	66,791	511,352
Rolls-Royce Holdings PLC (b)	130,062	1,195,627
Shire PLC	27,587	860,289
Standard Chartered PLC	101,761	2,030,231
Tullow Oil PLC	44,538	900,741
Xstrata PLC	118,683	1,498,692

		14,809,395

United States (0.72%)
Wynn Resorts Ltd.	5,964	686,337

Total Common Stocks
(cost $90,805,819)		90,668,112

Preferred Stocks (a) (2.84%)

Brazil (2.84%)
Banco Bradesco SA Pfd.	61,809	910,904
Petroleo Brasileiro SA Pfd.	90,900	923,383
Suzano Papel e Celulose SA	78,875	350,695
Vale SA Pfd. Class A	26,100	544,557

		2,729,539

Total Preferred Stocks
(cost $4,393,939)		2,729,539

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	Shares	Value
Short-term Investments (3.02%)
State Street Institutional U.S. Government Money Market Fund	2,901,588	$2,901,588

Total Short-term Investments
(cost $2,901,588)		2,901,588

TOTAL INVESTMENTS (100.22%)
(cost $98,101,346)		96,299,239

LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.22%)		(213,901)

NET ASSETS (100.00%)		$96,085,338

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.
(b)	Non-income producing security.

ADR – American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

	14,927,795	14,927,795
Currency	Value	%
Euro	$21,827,855	22.67
British Pound	15,685,719	16.29
United States Dollar	14,774,427	15.34
Swiss Franc	11,286,608	11.72
Japanese Yen	9,069,809	9.42
Hong Kong Dollar	7,024,111	7.29
Brazilian Real	4,892,042	5.08
Danish Krone	3,185,242	3.31
Swedish Krona	3,026,023	3.14
Singapore Dollar	2,001,500	2.08
Malaysian Ringgit	1,550,778	1.61
Canadian Dollar	869,315	0.90
Norwegian Krone	629,789	0.65
Mexican Peso	476,021	0.50

Total Investments	$96,299,239	100.00%

	14,927,795	14,927,795
INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Industrials	$14,554,395	15.15
Financials	13,971,981	14.54
Consumer Discretionary	13,857,531	14.42
Consumer Staples	12,368,894	12.87
Information Technology	10,848,583	11.29
Materials	9,144,147	9.52
Energy	7,575,486	7.89
Health Care	7,133,488	7.42
Telecommunication Services	3,943,146	4.10

Total Stocks	93,397,651	97.20
Short-term Investments	2,901,588	3.02
Liabilities, Net of Cash and Other Assets	(213,901)	(0.22)

Net Assets	$96,085,338	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (98.26%)

Consumer Discretionary (12.98%)
1-800-FLOWERS.COM Inc. (a)	7,415	$17,203
99 Cents Only Stores (a)	11,678	215,109
Aeropostale Inc. (a)	19,918	215,314
AFC Enterprises Inc. (a)	6,041	71,465
AH Belo Corp. Class A	4,520	18,984
Ambassadors Group Inc.	4,772	27,344
American Axle & Manufacturing Holdings Inc. (a)	16,530	126,124
American Greetings Corp. Class A	10,100	186,850
American Public Education Inc. (a)	4,355	148,070
America’s Car-Mart Inc. (a)	2,200	63,844
Amerigon Inc. (a)	5,300	67,469
Ameristar Casinos Inc.	7,944	127,501
Ann Inc. (a)	12,832	293,083
Arbitron Inc.	6,718	222,231
Archipelago Learning Inc. (a)	3,085	25,914
Arctic Cat Inc. (a)	3,069	44,470
Asbury Automotive Group Inc. (a)	7,052	116,287
Ascena Retail Group Inc. (a)	15,546	420,830
Ascent Capital Group Inc. Class A (a)	3,600	141,552
Audiovox Corp. (a)	4,204	23,080
Barnes & Noble Inc.	7,137	84,431
Beazer Homes USA Inc. (a)	19,663	29,691
bebe stores inc.	10,000	67,200
Belo Corp. Class A	22,900	111,981
Benihana Inc. Class A (a)	3,314	28,534
Big 5 Sporting Goods Corp.	5,519	33,556
Biglari Holdings Inc. (a)	301	89,213
BJ’s Restaurants Inc. (a)	5,949	262,410
Black Diamond Inc. (a)	3,339	21,770
Blue Nile Inc. (a)	3,256	114,872
Blyth Inc.	1,236	68,536
Bob Evans Farms Inc.	7,545	215,183
Body Central Corp. (a)	2,870	52,119
Bon-Ton Stores Inc., The	2,908	14,453
Boyd Gaming Corp. (a)	13,553	66,410
Bravo Brio Restaurant Group Inc. (a)	4,815	80,122
Bridgepoint Education Inc. (a)	4,447	77,556
Brown Shoe Co. Inc.	10,605	75,508
Brunswick Corp.	21,800	306,072
Buckle Inc., The	6,749	259,567
Buffalo Wild Wings Inc. (a)	4,496	268,861
Build-A-Bear Workshop Inc. (a)	4,629	23,608

Cabela’s Inc. (a)	10,730	219,858
Callaway Golf Co.	16,414	84,860
Cambium Learning Group Inc. (a)	4,153	12,417
Capella Education Co. (a)	3,929	111,505
Caribou Coffee Company Inc. (a)	3,200	37,824
Carrols Restaurant Group Inc. (a)	3,200	28,480
Carter’s Inc. (a)	12,089	369,198
Casual Male Retail Group Inc. (a)	10,474	39,382
Cato Corp. Class A	6,744	152,145
Cavco Industries Inc. (a)	1,642	56,550
CEC Entertainment Inc.	4,806	136,827
Central European Media Enterprises Ltd. Class A (a)	9,051	70,688
Charming Shoppes Inc. (a)	29,581	76,911

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Cheesecake Factory Inc., The (a)	14,289	$352,224
Cherokee Inc.	2,261	29,054
Children’s Place Retail Stores Inc., The (a)	6,456	300,398
Christopher & Banks Corp.	9,242	32,624
Churchill Downs Inc.	3,145	122,749
Cinemark Holdings Inc.	22,900	432,352
Citi Trends Inc. (a)	3,800	44,726
Coinstar Inc. (a)	7,819	312,760
Coldwater Creek Inc. (a)	14,600	18,250
Collective Brands Inc. (a)	15,230	197,381
Columbia Sportswear Co.	2,948	136,787
Conn’s Inc. (a)	3,792	27,227
Cooper Tire & Rubber Co.	15,450	168,250
Core-Mark Holding Co. Inc. (a)	2,728	83,559
Corinthian Colleges Inc. (a)	19,116	29,821
Cost Plus Inc. (a)	4,702	29,623
Cracker Barrel Old Country Store Inc.	5,682	227,735
Crocs Inc. (a)	21,100	499,437
Crown Media Holdings Inc. (a)	7,162	10,242
CSS Industries Inc.	2,018	33,660
Cumulus Media Inc. Class A (a)	5,389	15,305
Dana Holding Corp. (a)	36,084	378,882
Delta Apparel Inc. (a)	1,518	23,908
Denny’s Corp. (a)	25,053	83,426
Destination Maternity Corp.	2,600	33,462
DineEquity Inc. (a)	3,875	149,149
Domino’s Pizza Inc. (a)	15,317	417,388
Dorman Products Inc. (a)	2,600	86,008
Drew Industries Inc.	4,619	92,288
E.W. Scripps Co Class A (a)	8,390	58,646
Eastman Kodak Co. (a)	65,718	51,267
Einstein Noah Restaurant Group Inc.	1,400	17,962
Entercom Communications Corp. Class A (a)	5,869	30,812
Entravision Communications Corp. Class A (a)	12,045	12,286
Ethan Allen Interiors Inc.	6,122	83,320
Exide Technologies (a)	18,900	75,600
Express Inc.	13,662	277,202
Finish Line Inc. Class A, The	12,706	253,993
Fisher Communications Inc. (a)	2,196	49,059
Francesca’s Holdings Corp. (a)	2,460	52,177
Fred’s Inc. Class A	9,440	100,630
Fuel Systems Solutions Inc. (a)	3,954	75,956
Furniture Brands International Inc. (a)	10,564	21,762
Gaylord Entertainment Co. (a)	8,714	168,529
Geeknet Inc. (a)	1,082	21,878
Genesco Inc. (a)	5,832	300,523
G-III Apparel Group Ltd. (a)	4,071	93,063
Global Sources Ltd. (a)	2,764	18,712
GNC Acquisition Holdings Inc. Class A (a)	5,657	113,819
Gordmans Stores Inc. (a)	1,300	15,561
Grand Canyon Education Inc. (a)	7,033	113,583
Gray Television Inc. (a)	12,015	18,743

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Group 1 Automotive Inc.	5,849	$207,932
Harte-Hanks Inc.	10,900	92,432
Haverty Furniture Companies Inc.	4,535	45,305
Helen of Troy Ltd. (a)	7,679	192,896
hhgregg Inc. (a)	4,414	43,036
Hibbett Sports Inc. (a)	6,812	230,859
Hillenbrand Inc.	15,453	284,335
Hot Topic Inc.	11,292	86,158
Hovnanian Enterprises Inc. (a)	16,624	20,281
HSN Inc. (a)	9,900	327,987
Iconix Brand Group Inc. (a)	18,016	284,653
interclick Inc. (a)	5,045	28,000
International Speedway Corp. Class A	7,285	166,389
Interval Leisure Group Inc. (a)	10,100	134,532
iRobot Corp. (a)	5,900	148,444
Isle of Capri Casinos Inc. (a)	5,109	24,728
Jack in the Box Inc. (a)	12,329	245,594
JAKKS Pacific Inc.	6,627	125,582
Jamba Inc. (a)	14,879	19,194
Johnson Outdoors Inc. Class A (a)	1,230	18,917
Jones Group Inc., The	21,657	199,461
Jos. A. Bank Clothiers Inc. (a)	6,755	314,986
Journal Communications Inc. Class A (a)	10,142	30,122
K12 Inc. (a)	6,373	162,257
KB Home	18,979	111,217
Kenneth Cole Productions Inc. (a)	1,721	18,466
Kirkland’s Inc. (a)	4,200	38,514
Knology Inc. (a)	7,500	97,350
Krispy Kreme Doughnuts Inc. (a)	14,206	96,885
K-Swiss Inc. Class A (a)	6,671	28,352
La-Z-Boy Inc. (a)	12,522	92,788
Leapfrog Enterprises Inc. (a)	10,520	35,452
Libbey Inc. (a)	4,823	50,834
Life Time Fitness Inc. (a)	10,478	386,114
Lifetime Brands Inc.	2,381	22,953
Lin TV Corp. (a)	7,165	15,620
Lincoln Educational Services Corp.	5,600	45,304
Lions Gate Entertainment Corp. (a)	11,159	76,997
Lithia Motors Inc. Class A	5,439	78,213
Live Nation Entertainment Inc. (a)	34,853	279,173
Liz Claiborne Inc. (a)	23,000	115,000
Luby’s Inc. (a)	4,712	19,319
Lumber Liquidators Holdings Inc. (a)	5,574	84,167
M.D.C. Holdings Inc.	9,247	156,644
M/I Homes Inc. (a)	4,700	28,247
Mac-Gray Corp.	2,800	36,148
Maidenform Brands Inc. (a)	5,800	135,778
Marcus Corp.	5,037	50,118
Marine Products Corp. (a)	2,692	9,207
MarineMax Inc. (a)	5,531	35,786
Martha Stewart Living Omnimedia Inc. (a)	6,778	21,147
Matthews International Corp.	7,208	221,718
McClatchy Co. Class A, The (a)	14,927	20,002
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,200	22,144
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
MDC Partners Inc. Class A	6,183	$89,159
Men’s Wearhouse Inc., The	12,658	330,121
Meredith Corp.	8,988	203,488
Meritage Homes Corp. (a)	6,900	104,466
Modine Manufacturing Co. (a)	11,320	102,559
Monarch Casino & Resort Inc. (a)	2,466	24,117
Monro Muffler Brake Inc.	7,602	250,638
Morgans Hotel Group Co. (a)	4,986	29,866
Motorcar Parts of America Inc. (a)	3,036	24,986
Movado Group Inc.	4,339	52,849
Multimedia Games Holding Company Inc. (a)	7,200	29,088
National American University Holdings Inc.	2,083	14,914
National CineMedia Inc.	13,672	198,381
New York & Co. Inc. (a)	5,919	18,882
New York Times Co. Class A, The (a)	33,852	196,680
Nexstar Broadcasting Group Inc. Class A (a)	2,884	19,063
NutriSystem Inc.	6,707	81,222
O’Charley’s Inc. (a)	4,709	27,971
Office Depot Inc. (a)	68,539	141,190
OfficeMax Inc. (a)	21,200	102,820
Orbitz Worldwide Inc. (a)	5,115	11,100
Orient-Express Hotels Ltd. Class A (a)	23,503	162,406
Outdoor Channel Holdings Inc. (a)	3,500	20,020
Overstock.com Inc. (a)	2,899	26,874
Oxford Industries Inc.	3,247	111,372
Pacific Sunwear of California Inc. (a)	11,602	13,922
Papa John’s International Inc. (a)	4,880	148,352
Peet’s Coffee & Tea Inc. (a)	3,153	175,433
Penske Automotive Group Inc.	10,929	174,864
Pep Boys-Manny, Moe & Jack, The	12,627	124,628
Perry Ellis International Inc. (a)	3,140	59,032
PetMed Express Inc.	5,400	48,600
PF Chang’s China Bistro Inc.	5,697	155,186
Pier 1 Imports Inc. (a)	26,411	258,300
Pinnacle Entertainment Inc. (a)	15,448	140,268
Pool Corp.	11,896	311,437

Quiksilver Inc. (a)	32,600	99,430
R.G. Barry Corp.	2,081	22,059
ReachLocal Inc. (a)	2,409	26,186
Red Lion Hotels Corp. (a)	3,100	20,801
Red Robin Gourmet Burgers Inc. (a)	3,174	76,462
Regis Corp.	14,375	202,544
Rent-A-Center Inc.	15,754	432,447
Rentrak Corp. (a)	2,500	31,475
Ruby Tuesday Inc. (a)	15,711	112,491
Rue21 Inc. (a)	3,677	83,431
Ruth’s Hospitality Group Inc. (a)	8,085	34,685
Ryland Group Inc.	10,889	115,968
Saga Communications Inc. Class A (a)	897	26,470
Saks Inc. (a)	28,415	248,631
Scholastic Corp.	6,691	187,549
Scientific Games Corp. Class A (a)	14,346	102,144
Sealy Corp. (a)	12,100	17,908
Select Comfort Corp. (a)	13,753	192,129

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Shiloh Industries Inc.	1,370	$12,289
Shoe Carnival Inc. (a)	2,117	49,961
Shuffle Master Inc. (a)	13,478	113,350
Shutterfly Inc. (a)	7,343	302,385
Sinclair Broadcast Group Inc. Class A	12,455	89,302
Six Flags Entertainment Corp.	10,298	285,461
Skechers U.S.A. Inc. (a)	9,249	129,763
Skullcandy Inc. (a)	2,366	33,432
Skyline Corp.	1,843	17,601
Smith & Wesson Holding Corp. (a)	14,939	37,646
Sonic Automotive Inc.	9,997	107,868
Sonic Corp. (a)	15,046	106,375
Sotheby’s	16,597	457,579
Spartan Motors Inc.	8,300	34,279
Speedway Motorsports Inc.	2,854	34,476
Stage Stores Inc.	9,007	124,927
Standard Motor Products Inc.	5,000	64,850
Standard Pacific Corp. (a)	25,800	63,726
Stein Mart Inc.	6,523	40,769
Steiner Leisure Ltd. (a)	3,652	148,892
Steinway Musical Instruments Inc. (a)	1,199	25,850
Steven Madden Ltd. (a)	9,327	280,743
Stewart Enterprises Inc.	19,454	115,751
Stoneridge Inc. (a)	6,600	34,452
Strayer Education Inc.	3,020	231,543
Sturm, Ruger & Company Inc.	4,500	116,910
Summer Infant Inc. (a)	3,751	24,757
Superior Industries International Inc.	5,941	91,788
Syms Corp. (a)	1,571	13,778
Systemax Inc. (a)	2,500	31,800
Talbots Inc. (a)	17,499	47,247
Teavana Holdings Inc. (a)	1,754	35,676
Tenneco Inc. (a)	15,013	384,483
Texas Roadhouse Inc. Class A	15,604	206,285
Tower International Inc. (a)	1,495	15,413
Town Sports International Holdings Inc. (a)	5,111	37,106
True Religion Apparel Inc. (a)	6,500	175,240
Tuesday Morning Corp. (a)	10,689	37,625
Unifi Inc. (a)	3,500	28,595
Universal Electronics Inc. (a)	3,712	60,840
Universal Technical Institute Inc. (a)	5,081	69,051
US Auto Parts Network Inc. (a)	3,600	18,252

Vail Resorts Inc.	8,826	333,535
Valassis Communications Inc. (a)	11,990	224,693
Value Line Inc.	434	4,987
ValueVision Media Inc. Class A (a)	10,094	23,822
Vera Bradley Inc. (a)	4,847	174,734
Vitamin Shoppe Inc. (a)	6,123	229,245
Warnaco Group Inc., The (a)	10,812	498,325
West Marine Inc. (a)	3,400	26,180
Westwood One Inc. (a)	1,457	5,289
Wet Seal Inc. Class A (a)	25,824	115,692
Weyco Group Inc.	1,700	37,910
Winmark Corp.	575	26,576
Winnebago Industries Inc. (a)	7,419	51,339
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Wolverine World Wide Inc.	12,215	$406,149
World Wrestling Entertainment Inc.	7,095	63,216
Zagg Inc. (a)	4,916	48,767
Zale Corp. (a)	7,922	22,578
Zumiez Inc. (a)	5,166	90,455

		31,317,189

Consumer Staples (3.79%)
Alico Inc.	885	17,381
Alliance One International Inc. (a)	20,444	49,883
Andersons Inc., The	4,540	152,816
Arden Group Inc. Class A	300	23,850
B&G Foods Inc. Class A	12,000	200,160
Boston Beer Co. Inc. (a)	1,980	143,946
Calavo Growers Inc.	2,800	57,456
Cal-Maine Foods Inc.	3,500	110,005
Casey’s General Stores Inc.	9,400	410,310
Central European Distribution Corp. (a)	17,941	125,766
Central Garden & Pet Co. (a)	11,773	83,353
Chiquita Brands International Inc. (a)	11,405	95,118
Coca-Cola Bottling Co. Consolidated	1,155	64,056
Craft Brewers Alliance Inc. (a)	2,569	14,412
Darling International Inc. (a)	28,837	363,058
Diamond Foods Inc.	5,400	430,866
Dole Food Company Inc. (a)	8,668	86,680
Elizabeth Arden Inc. (a)	5,903	167,881
Farmer Brothers Co.	1,831	10,089
Female Health Co., The	5,300	21,624
Fresh Del Monte Produce Inc.	9,000	208,800
Fresh Market Inc., The (a)	6,870	262,159
Griffin Land & Nurseries Inc.	500	12,840
Hain Celestial Group Inc., The (a)	8,823	269,543
Harbinger Group Inc. (a)	2,727	13,826
Heckmann Corp. (a)	22,200	117,438
Imperial Sugar Co.	3,100	19,964
Ingles Markets Inc.	3,305	47,063
Inter Parfums Inc.	3,816	58,957
J&J Snack Foods Corp.	3,642	174,998
Lancaster Colony Corp.	4,614	281,500
Lifeway Foods Inc. (a)	1,100	11,737
Limoneira Co.	2,067	29,517
Medifast Inc. (a)	3,531	57,026

MGP Ingredients Inc.	2,972	15,068
Nash Finch Co.	3,012	81,113
National Beverage Corp.	2,580	39,113
Nature’s Sunshine Products Inc. (a)	2,767	38,959
Nu Skin Enterprises Inc.	13,562	549,532
Nutraceutical International Corp. (a)	2,500	31,950
Oil-Dri Corporation of America	1,200	22,296
Omega Protein Corp. (a)	4,780	43,402
Pantry Inc., The (a)	5,739	69,614
Pilgrim’s Pride Corp. (a)	12,231	52,226
Prestige Brands Holdings Inc. (a)	12,448	112,654
PriceSmart Inc.	4,400	274,208
Primo Water Corp. (a)	3,040	17,146
Revlon Inc. Class A (a)	2,700	33,264

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Rite Aid Corp. (a)	145,643	$142,730
Ruddick Corp.	12,090	471,389
Sanderson Farms Inc.	5,345	253,888
Schiff Nutrition International Inc. (a)	3,400	37,672
Seneca Foods Corp. Class A (a)	2,301	45,560
Smart Balance Inc. (a)	14,600	86,140
Snyders-Lance Inc.	11,658	243,069
Spartan Stores Inc.	5,652	87,493
Spectrum Brands Holdings Inc. (a)	4,090	96,606
Star Scientific Inc. (a)	26,500	61,215
Susser Holdings Corp. (a)	1,900	37,867
Synutra International Inc. (a)	4,500	23,940
Tootsie Roll Industries Inc.	5,825	140,499
TreeHouse Foods Inc. (a)	8,767	542,151
United Natural Foods Inc. (a)	11,946	442,480
Universal Corp.	5,705	204,581
USANA Health Sciences Inc. (a)	1,574	43,285
Vector Group Ltd.	11,912	204,648
Village Super Market Inc. Class A	1,528	36,580
WD-40 Co.	4,162	165,814
Weis Markets Inc.	2,796	103,620
Winn-Dixie Stores Inc. (a)	14,000	82,883

		9,128,733

Energy (6.19%)
Abraxas Petroleum Corp. (a)	20,468	54,036
Alon USA Energy Inc.	2,800	17,164
Amyris Inc. (a)	4,382	88,692
Apco Oil and Gas International Inc.	2,300	171,166
Approach Resources Inc. (a)	5,579	94,787
ATP Oil & Gas Corp. (a)	10,834	83,530
Basic Energy Services Inc. (a)	6,100	86,376
Berry Petroleum Co.	12,740	450,741
Bill Barrett Corp. (a)	11,574	419,442
BPZ Resources Inc. (a)	26,000	72,020
Bristow Group Inc.	8,923	378,603
C&J Energy Services Inc. (a)	2,929	48,153
Cal Dive International Inc. (a)	23,514	44,912
Callon Petroleum Co. (a)	9,694	37,516
CAMAC Energy Inc. (a)	12,002	7,201
Carrizo Oil & Gas Inc. (a)	9,590	206,664
Cheniere Energy Inc. (a)	20,379	104,952
Clayton Williams Energy Inc. (a)	1,449	62,032
Clean Energy Fuels Corp. (a)	12,255	136,276
Cloud Peak Energy Inc. (a)	15,087	255,725
Complete Production Services Inc. (a)	19,400	365,690
Comstock Resources Inc. (a)	11,772	181,995
Contango Oil & Gas Co. (a)	3,000	164,130
Crimson Exploration Inc. (a)	5,419	11,651
Crosstex Energy Inc.	10,319	139,100
CVR Energy Inc. (a)	21,703	458,801
Dawson Geophysical Co. (a)	2,000	47,160
Delek US Holdings Inc.	3,500	39,445
DHT Holdings Inc.	15,800	32,232
Dril-Quip Inc. (a)	8,449	455,486
Endeavour International Corp. (a)	9,231	73,663
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Energy Partners Ltd. (a)	7,325	$81,088
Energy XXI (Bermuda) Ltd. (a)	18,593	398,820
Evolution Petroleum Corp. (a)	3,936	27,788
Exterran Holdings Inc. (a)	15,806	153,634
Frontline Ltd.	12,714	61,663
FX Energy Inc. (a)	12,900	53,277
Gastar Exploration Ltd. (a)	14,162	42,486
General Maritime Corp.	28,333	7,367
Geokinetics Inc. (a)	2,657	6,430
GeoResources Inc. (a)	4,988	88,737
Gevo Inc. (a)	1,500	8,355
Global Geophysical Services Inc. (a)	4,454	35,498
Global Industries Ltd. (a)	25,094	198,744
GMX Resources Inc. (a)	14,812	33,623
Golar LNG Ltd.	9,817	311,984
Goodrich Petroleum Corp. (a)	6,253	73,910
Green Plains Renewable Energy Inc. (a)	5,100	47,583
Gulf Island Fabrication Inc.	3,482	72,008
GulfMark Offshore Inc. Class A (a)	5,899	214,370
Gulfport Energy Corp. (a)	10,277	248,498
Hallador Energy Co.	737	6,309
Harvest Natural Resources Inc. (a)	8,432	72,262
Helix Energy Solutions Group Inc. (a)	26,094	341,831
Hercules Offshore Inc. (a)	28,957	84,554
Hornbeck Offshore Services Inc. (a)	5,534	137,852
Houston American Energy Corp.	4,083	56,182
Hyperdynamics Corp. (a)	38,408	142,110
ION Geophysical Corp. (a)	32,813	155,205
Isramco Inc. (a)	272	15,719
James River Coal Co. (a)	8,761	55,808
Key Energy Services Inc. (a)	31,005	294,237
KiOR Inc. Class A (a)	2,654	55,044
Knightsbridge Tankers Ltd.	5,386	89,138
Kodiak Oil & Gas Corp. (a)	51,509	268,362
L&L Energy Inc. (a)	5,734	15,482
Lufkin Industries Inc.	7,564	402,480
Magnum Hunter Resources Corp. (a)	27,514	91,071
Magnum Hunter Resources Corp. Warrants (a) (b)	2,751	0
Matrix Service Co. (a)	6,700	57,017
McMoRan Exploration Co. (a)	24,248	240,783

Miller Energy Resources Inc. (a)	7,630	20,143
Mitcham Industries Inc. (a)	2,469	27,653
Natural Gas Services Group (a)	3,100	39,773
Newpark Resources Inc. (a)	22,457	136,763
Nordic American Tankers Ltd.	11,502	162,178
Northern Oil and Gas Inc. (a)	15,595	302,387
Oasis Petroleum Inc. (a)	14,711	328,497
Overseas Shipholding Group Inc.	6,668	91,618
OYO Geospace Corp. (a)	1,100	61,919
Panhandle Oil & Gas Inc.	1,763	50,016
Parker Drilling Co. (a)	28,421	124,768
Patriot Coal Corp. (a)	22,510	190,435
Penn Virginia Corp.	11,134	62,016
Petroleum Development Corp. (a)	5,711	110,736

See accompanying notes to schedules of investments.	12

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	tablehead	tablehead
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Petroquest Energy Inc. (a)	13,265	$72,958
PHI Inc. (a)	3,100	59,334
Pioneer Drilling Co. (a)	15,164	108,878
Rentech Inc. (a)	53,394	41,658
Resolute Energy Corp. (a)	11,443	129,992
REX American Resources Corp. (a)	1,800	30,384
Rex Energy Corp. (a)	8,400	106,260
RigNet Inc. (a)	1,500	24,045
Rosetta Resources Inc. (a)	13,117	448,864
Scorpio Tankers Inc. (a)	6,080	32,102
SemGroup Corp. Class A (a)	10,264	204,869
Ship Finance International Ltd.	11,100	144,300
Solazyme Inc. (a)	2,746	26,389
Stone Energy Corp. (a)	12,074	195,720
Swift Energy Co. (a)	10,520	256,057
Syntroleum Corp. (a)	19,348	16,641
Targa Resources Corp.	4,064	120,904
Teekay Tankers Ltd. Class A	10,394	47,812
Tesco Corp. (a)	7,523	87,267
TETRA Technologies Inc. (a)	19,000	146,680
Triangle Petroleum Corp. (a)	10,639	38,194
Union Drilling Inc. (a)	3,600	16,920
Uranerz Energy Corp. (a)	15,943	21,842
Uranium Energy Corp. (a)	17,600	48,224
Uranium Resources Inc. (a)	22,991	15,668
Ur-Energy Inc. (a)	25,544	22,990
USEC Inc. (a)	28,891	46,515
VAALCO Energy Inc. (a)	13,200	64,152
Vantage Drilling Co. (a)	43,336	54,170
Venoco Inc. (a)	7,279	64,128
Voyager Oil & Gas Inc. (a)	11,537	24,228
W&T Offshore Inc.	8,600	118,336
Warren Resources Inc. (a)	18,346	44,030
Western Refining Inc. (a)	12,781	159,251
Westmoreland Coal Co. (a)	2,467	19,144
Willbros Group Inc. (a)	9,700	40,449
World Fuel Services Corp.	17,477	570,624
Zion Oil & Gas Inc. (a)	6,257	12,264

		14,927,795

Financials (21.07%)
1st Source Corp.	3,827	79,716
1st United Bancorp Inc. (a)	6,900	34,017
Abington Bancorp Inc.	4,720	33,984
Acadia Realty Trust	9,790	183,073
Advance America Cash Advance Centers Inc.	13,001	95,687
AG Mortgage Investment Trust Inc.	1,547	28,929
Agree Realty Corp.	2,420	52,708
Alexander’s Inc.	519	187,369
Alliance Financial Corp.	1,100	30,855
Alterra Capital Holdings Ltd.	22,427	425,440
American Assets Trust Inc.	7,947	142,649
American Campus Communities Inc.	16,784	624,533
American Capital Mortgage Investment Corp.	1,965	32,816
	tablehead	tablehead
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
American Equity Investment Life Holding Co.	14,642	$128,118
American Safety Insurance Holdings Ltd. (a)	2,576	47,398
Ameris Bancorp (a)	6,127	53,366
Amerisafe Inc. (a)	4,500	82,845
Ames National Corp.	2,200	34,386
AmTrust Financial Services Inc.	5,800	129,108
Anworth Mortgage Asset Corp.	31,143	211,772
Apollo Commercial Real Estate
Finance Inc.	4,361	57,434
Apollo Residential Mortgage Inc. (a)	2,826	46,346
Argo Group International
Holdings Ltd.	6,786	192,519
Armour Residential REIT Inc.	17,083	116,164
Arrow Financial Corp.	2,513	55,914
Artio Global Investors Inc.	7,755	61,730
Ashford Hospitality Trust Inc.	11,519	80,863
Associated Estates Realty Corp.	10,200	157,692
Astoria Financial Corp.	21,700	166,873
Avatar Holdings Inc. (a)	2,348	19,207
Baldwin & Lyons Inc.	2,011	42,975
BancFirst Corp.	1,648	54,648
Banco Latinoamericano de Comercio Exterior SA	7,000	106,610
Bancorp Inc., The (a)	7,272	52,068
Bancorp Rhode Island Inc.	991	42,008
BancorpSouth Inc.	20,547	180,403
Bank Mutual Corp.	11,919	31,109
Bank of Kentucky Financial Corp., The	1,425	28,870
Bank of Marin Bancorp	1,400	46,256
Bank of the Ozarks Inc.	7,036	147,263
BankFinancial Corp.	4,203	27,908
Banner Corp.	4,065	51,991
Beneficial Mutual Bancorp Inc. (a)	8,145	60,680
Berkshire Hills Bancorp Inc.	4,176	77,131
BGC Partners Inc. Class A	18,701	112,767
BioMed Realty Trust Inc.	32,606	540,281
BofI Holding Inc. (a)	2,334	31,416
Boston Private Financial Holdings Inc.	19,251	113,196
Bridge Bancorp Inc.	1,685	30,836
Bridge Capital Holdings (a)	2,253	22,665
Brookline Bancorp Inc.	14,281	110,107
Bryn Mawr Bank Corp.	2,800	46,396
Calamos Asset Management Inc. Class A	4,651	46,557
California First National Bancorp	300	4,593
Camden National Corp.	2,000	54,460
Campus Crest Communities Inc.	7,610	82,797
Cape Bancorp Inc. (a)	2,855	20,185
Capital Bank Corp. (a)	3,380	7,030
Capital City Bank Group Inc.	2,998	31,179
CapLease Inc.	16,756	60,489
Capstead Mortgage Corp.	20,794	239,963
Cardinal Financial Corp.	6,967	60,056
Cascade Bancorp (a)	1,473	8,588

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Cash America International Inc.	7,280	$372,445
Cathay General Bancorp	19,246	219,019
CBL & Associates Properties Inc.	36,660	416,458
Cedar Shopping Centers Inc.	14,275	44,395
Center Bancorp Inc.	2,986	28,815
Center Financial Corp. (a)	9,031	42,355
Centerstate Banks Inc.	6,224	32,552
Central Pacific Financial Corp. (a)	3,594	37,090
Century Bancorp Inc. Class A	1,009	23,429
Charter Financial Corp.	1,655	15,524
Chatham Lodging Trust	3,387	33,599
Chemical Financial Corp.	6,756	103,434
Chesapeake Lodging Trust	7,847	94,713
CIFC Corp. (a)	2,977	12,890
Citizens & Northern Corp.	3,100	46,066
Citizens Inc. (a)	9,500	60,895
City Holding Co.	3,768	101,698
Clifton Savings Bancorp Inc.	2,225	20,381
CNB Financial Corp.	3,000	38,460
CNO Financial Group Inc. (a)	54,707	295,965
CoBiz Financial Inc.	8,474	37,879
Cogdell Spencer Inc.	10,680	40,264
Cohen & Steers Inc.	4,434	127,478
Colonial Properties Trust	20,661	375,204
Colony Financial Inc.	8,155	105,363
Columbia Banking System Inc.	9,897	141,725
Community Bank System Inc.	9,036	205,027
Community Trust Bancorp Inc.	3,287	76,554
Compass Diversified Holdings	10,009	121,910
Consolidated-Tomoka Land Co.	1,042	27,363
Coresite Realty Corp.	4,754	68,220
Cousins Properties Inc.	22,540	131,859
Cowen Group Inc. Class A (a)	15,679	42,490
Crawford & Co. Class B	6,776	36,319
Credit Acceptance Corp. (a)	1,624	104,521
CreXus Investment Corp.	14,111	125,306
CubeSmart	24,410	208,217
CVB Financial Corp.	21,763	167,357
CYS Investments Inc.	20,541	248,341
DCT Industrial Trust Inc.	60,981	267,707
Delphi Financial Group Inc. Class A	12,033	258,950
DFC Global Corp. (a)	10,578	231,129
Diamond Hill Investment Group	600	41,634
DiamondRock Hospitality Co.	41,140	287,569
Dime Community Bancshares	7,669	77,687
Donegal Group Inc.	1,869	22,503
Doral Financial Corp. (a)	31,175	33,981
Duff & Phelps Corp. Class A	7,500	79,950
DuPont Fabros Technology Inc.	14,540	286,293
Dynex Capital Inc.	10,002	80,616
Eagle Bancorp Inc. (a)	4,346	51,152
EastGroup Properties Inc.	6,567	250,465
Edelman Financial Group Inc.	4,975	32,138
Education Realty Trust Inc.	17,982	154,465
eHealth Inc. (a)	5,100	69,666
EMC Insurance Group Inc.	981	18,050
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Employers Holdings Inc.	9,400	$119,944
Encore Bancshares Inc. (a)	2,127	22,674
Encore Capital Group Inc. (a)	4,000	87,400
Enstar Group Ltd. (a)	1,700	161,891
Enterprise Bancorp Inc.	1,437	17,718
Enterprise Financial Services Corp.	4,076	55,393
Entertainment Properties Trust	11,521	449,089
Epoch Holding Corp.	3,700	50,209
Equity Lifestyle Properties Inc.	7,575	474,952
Equity One Inc.	13,195	209,273
ESB Financial Corp.	2,640	28,934
ESSA Bancorp Inc.	2,800	29,428
Evercore Partners Inc. Class A	4,900	111,720
Excel Trust Inc.	7,621	73,314
Extra Space Storage Inc.	23,299	434,060
EZCORP Inc. Class A (a)	11,600	331,064
FBL Financial Group Inc.	3,298	87,793
FBR & Co. (a)	13,200	31,416
Federal Agricultural Mortgage Corp. Class C	2,404	45,748
FelCor Lodging Trust Inc. (a)	30,618	71,340
Financial Engines Inc. (a)	9,512	172,262
Financial Institutions Inc.	3,400	48,484
First American Financial Corp.	25,967	332,378
First Bancorp (North Carolina)	3,703	37,178
First Bancorp Inc.	2,362	29,738
First Busey Corp.	18,979	82,559
First Cash Financial Services Inc. (a)	7,714	323,602
First Commonwealth Financial Corp.	26,134	96,696
First Community Bancshares Inc.	3,823	38,995
First Connecticut Bancorp Inc. (a)	4,394	49,740
First Defiance Financial Corp. (a)	2,394	32,080
First Financial Bancorp	14,541	200,666
First Financial Bankshares Inc.	7,752	202,792
First Financial Corp. Indiana	2,699	74,249
First Financial Holdings Inc.	3,808	15,270
First Industrial Realty Trust Inc. (a)	21,313	170,504
First Interstate BancSystem Inc.	3,857	41,308
First Marblehead Corp., The (a)	15,400	15,708
First Merchants Corp.	6,706	47,277
First Midwest Bancorp Inc.	18,551	135,793
First of Long Island Corp., The	1,800	40,788
First PacTrust Bancorp Inc.	2,096	23,748
First Potomac Realty Trust	12,389	154,491
FirstMerit Corp.	26,733	303,687
Flagstar Bancorp Inc. (a)	48,089	23,559
Flagstone Reinsurance Holdings SA.	13,000	100,750
Flushing Financial Corp.	7,597	82,048
FNB Corp. (PA)	31,256	267,864
Forestar Group Inc. (a)	8,700	94,917
Fortegra Financial Corp. (a)	1,400	7,350
Fox Chase Bancorp	3,583	45,432
FPIC Insurance Group Inc. (a)	2,079	86,985
Franklin Financial Corp. (a)	3,432	37,889
Franklin Street Properties Corp.	17,445	197,303
FXCM Inc. Class A	4,262	59,753

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Gain Capital Holdings Inc. (a)	1,900	$11,951
GAMCO Investors Inc.	1,625	64,009
German American Bancorp Inc.	3,100	49,972
Getty Realty Corp.	6,394	92,201
GFI Group Inc.	18,256	73,389
Glacier Bancorp Inc.	17,844	167,198
Gladstone Commercial Corp.	2,500	39,200
Gleacher & Co Inc. (a)	19,708	23,453
Glimcher Realty Trust	24,886	176,193
Global Indemnity PLC (a)	3,118	53,255
Government Properties Income Trust	8,712	187,395
Great Southern Bancorp Inc.	2,467	41,396
Greenlight Capital Re Ltd. Class A (a)	6,803	141,094
Hallmark Financial Services Inc. (a)	3,500	25,795
Hampton Roads Bankshares Inc. (a)	2,411	11,332
Hancock Holding Co.	18,830	504,267
Hanmi Financial Corp. (a)	36,810	30,552
Harleysville Group Inc.	3,054	179,758
Hatteras Financial Corp.	18,451	464,227
Healthcare Realty Trust Inc.	19,176	323,116
Heartland Financial USA Inc.	3,243	45,986
Heritage Commerce Corp. (a)	5,133	19,762
Heritage Financial Corp.	2,000	22,080
Hersha Hospitality Trust	34,921	120,827
HFF Inc. Class A (a)	7,137	62,377
Highwoods Properties Inc.	17,888	505,515
Hilltop Holdings Inc. (a)	10,188	73,455
Home Bancshares Inc.	5,658	120,063
Home Federal Bancorp Inc.	4,100	32,062
Home Properties Inc.	11,808	670,222
Horace Mann Educators Corp.	10,002	114,123
Hudson Pacific Properties Inc.	5,452	63,407
Hudson Valley Holding Corp.	3,502	61,040
IBERIABANK Corp.	7,277	342,456
ICG Group Inc. (a)	9,421	86,767
Imperial Holdings Inc. (a)	4,386	10,526
Independence Holding Co.	1,795	13,014
Independent Bank Corp. (MA)	5,310	115,439
Infinity Property & Casualty Corp.	3,086	161,953
Inland Real Estate Corp.	19,017	138,824
International Bancshares Corp.	12,950	170,292
INTL FCStone Inc. (a)	3,427	71,145
Invesco Mortgage Capital	28,438	401,829

Investment Technology Group Inc. (a)	10,212	99,975
Investors Bancorp Inc. (a)	11,429	144,348
Investors Real Estate Trust	19,734	142,085
iStar Financial Inc. (a)	22,700	132,114
JMP Group Inc.	3,514	20,416
Kansas City Life Insurance Co.	1,057	32,630
KBW Inc.	8,933	123,186
Kearny Financial Corp.	4,406	38,949
Kennedy-Wilson Holdings Inc.	5,893	62,466
Kilroy Realty Corp.	14,484	453,349
Kite Realty Group Trust	14,094	51,584
Knight Capital Group Inc. Class A (a)	24,854	302,225
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Ladenburg Thalmann Financial Services Inc. (a)	23,130	$35,852
Lakeland Bancorp Inc.	5,372	42,009
Lakeland Financial Corp.	3,932	81,235
LaSalle Hotel Properties	21,063	404,410
Lexington Realty Trust	29,456	192,642
LTC Properties Inc.	7,501	189,925
Maiden Holdings Ltd.	12,700	93,853
MainSource Financial Group Inc.	5,161	45,004
MarketAxess Holdings Inc.	7,151	186,069
Marlin Business Services Corp. (a)	2,159	22,885
MB Financial Inc.	13,367	196,762
Meadowbrook Insurance Group Inc.	12,962	115,491
Medical Properties Trust Inc.	27,891	249,624
Merchants Bancshares Inc.	1,308	35,028
Meridian Interstate Bancorp Inc. (a)	2,126	23,195
Metro Bancorp Inc. (a)	3,600	31,140
MF Global Holdings Ltd. (a)	40,483	167,195
MFA Financial Inc.	87,769	616,138
MGIC Investment Corp. (a)	46,290	86,562
Mid-America Apartment Communities Inc.	9,032	543,907
MidSouth Bancorp Inc.	1,900	20,425
Mission West Properties Inc.	4,185	31,764
Monmouth Real Estate Investment Corp. Class A	8,700	68,991
Montpelier Re Holdings Ltd.	15,419	272,608
MPG Office Trust Inc. (a)	12,247	25,841
Nara Bancorp Inc. (a)	9,884	59,996
National Bankshares Inc.	1,700	41,021
National Financial Partners Corp. (a)	11,163	122,123
National Health Investors Inc.	5,901	248,609
National Interstate Corp.	1,813	39,850
National Penn Bancshares Inc.	30,486	213,707
National Retail Properties Inc.	23,441	629,860
National Western Life Insurance Co.	575	77,912
Navigators Group Inc., The (a)	2,872	124,070
NBT Bancorp Inc.	8,466	157,637
Nelnet Inc. Class A	6,200	116,436
Netspend Holdings Inc. (a)	7,549	38,802
Newcastle Investment Corp.	25,844	105,185
NewStar Financial Inc. (a)	6,732	62,877
Nicholas Financial Inc.	2,406	23,507
Northfield Bancorp Inc.	4,232	56,032
NorthStar Realty Finance Corp.	23,727	78,299
Northwest Bancshares Inc.	26,158	311,542
OceanFirst Financial Corp.	3,400	39,678
Ocwen Financial Corp. (a)	18,563	245,217
Old National Bancorp	23,295	217,109
Omega Healthcare Investors Inc.	25,109	399,986
OmniAmerican Bancorp Inc. (a)	3,105	42,383
One Liberty Properties Inc.	2,747	40,271
OneBeacon Insurance Group Ltd. Class A	5,448	74,311
Oppenheimer Holdings Inc. Class A	2,680	42,987
Oriental Financial Group Inc.	11,296	109,232

15	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Oritani Financial Corp.	14,105	$181,390
Orrstown Financial Services Inc.	1,800	23,130
Pacific Capital Bancorp (a)	994	25,367
Pacific Continental Corp.	4,600	32,614
PacWest Bancorp	7,391	103,031
Park National Corp.	3,170	167,630
Park Sterling Corp. (a)	7,046	24,097
Parkway Properties Inc.	5,445	59,949
Pebblebrook Hotel Trust	12,502	195,656
Penns Woods Bancorp Inc.	1,057	34,617
Pennsylvania Real Estate Investment Trust	13,750	106,288
Pennymac Mortgage Investment Trust	7,044	112,000
Peoples Bancorp Inc.	2,610	28,710
PHH Corp. (a)	13,769	221,406
Phoenix Companies Inc., The (a)	28,603	34,896
PICO Holdings Inc. (a)	5,707	117,051
Pinnacle Financial Partners Inc. (a)	8,414	92,049
Piper Jaffray Companies Inc. (a)	4,033	72,312
Platinum Underwriters Holdings Ltd.	9,097	279,733
PMI Group Inc., The (a)	35,696	7,139
Portfolio Recovery Associates Inc. (a)	4,266	265,431
Post Properties Inc.	12,234	425,009
Potlatch Corp.	9,865	310,945
Presidential Life Corp.	5,157	42,391
Primerica Inc.	8,329	179,573
Primus Guaranty Ltd. (a)	6,404	33,749
PrivateBancorp Inc.	14,804	111,326
ProAssurance Corp.	7,599	547,280
Prosperity Bancshares Inc.	11,652	380,787
Provident Financial Services Inc.	15,018	161,444
Provident New York Bancorp	9,270	53,951
PS Business Parks Inc.	4,582	226,992
Pzena Investment Management Inc. Class A	2,000	6,560
Radian Group Inc.	33,100	72,489
RAIT Financial Trust	9,321	31,598
Ramco-Gershenson Properties Trust	9,655	79,171
Redwood Trust Inc.	19,154	213,950
Renasant Corp.	6,116	77,857
Republic Bancorp Inc. Class A	2,319	41,069
Resource Capital Corp.	17,600	88,000
Retail Opportunity Investments Corp.	10,558	116,983
RLI Corp.	4,538	288,526
RLJ Lodging Trust	6,787	86,670
Rockville Financial Inc.	7,268	68,901
Roma Financial Corp.	2,006	16,349
S&T Bancorp Inc.	6,862	110,890
Sabra Health Care REIT Inc.	9,084	86,661
Safeguard Scientifics Inc. (a)	5,216	78,240
Safety Insurance Group Inc.	3,164	119,694
Sandy Spring Bancorp Inc.	5,994	87,692
Saul Centers Inc.	1,848	62,481
SCBT Financial Corp.	3,513	86,701
SeaBright Holdings Inc.	5,500	39,600
Seacoast Banking Corporation of Florida (a)	17,806	26,175
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Selective Insurance Group Inc.	13,311	$173,709
Sierra Bancorp	2,800	25,620
Signature Bank (a)	11,352	541,831
Simmons First National Corp.	4,216	91,487
Southside Bancshares Inc.	4,058	73,085
Southwest Bancorp Inc. (a)	5,055	21,332
Sovran Self Storage Inc.	6,744	250,674
STAG Industrial Inc.	3,893	39,709
Starwood Property Trust Inc.	23,077	396,001
State Auto Financial Corp.	3,558	46,788
State Bancorp Inc.	3,600	38,052
State Bank Financial Corp. (a)	7,798	98,411
StellarOne Corp.	5,700	56,715
Sterling Bancorp NY	8,008	58,138
Sterling Financial Corp. (a)	6,595	81,646
Stewart Information Services Corp.	4,491	39,700
Stifel Financial Corp. (a)	13,256	352,079
Strategic Hotels & Resorts Inc. (a)	43,093	185,731
Suffolk Bancorp	2,423	20,159
Summit Hotel Properties Inc.	7,130	50,338
Sun Bancorp Inc. (a)	9,204	24,391
Sun Communities Inc.	5,268	185,381
Sunstone Hotel Investors Inc. (a)	29,095	165,551
Susquehanna Bancshares Inc.	31,793	173,908
SVB Financial Group (a)	10,560	390,720
SWS Group Inc.	6,997	32,816
SY Bancorp Inc.	2,867	53,384
Symetra Financial Corp.	16,597	135,266
Tanger Factory Outlet Centers Inc.	21,144	549,955
Taylor Capital Group Inc. (a)	2,433	15,620
Tejon Ranch Co. (a)	3,536	84,404
Terreno Realty Corp.	2,351	30,163
Territorial Bancorp Inc.	3,085	59,078
Texas Capital Bancshares Inc. (a)	9,080	207,478
Tompkins Financial Corp.	2,046	73,206
Tower Bancorp Inc.	2,600	54,444
Tower Group Inc.	9,234	211,089
TowneBank	6,000	68,220
Trico Bancshares	3,592	44,074
Trustco Bank Corp. NY	19,277	85,975
Trustmark Corp.	15,701	284,973
Two Harbors Investment Corp.	34,608	305,589
UMB Financial Corp.	7,835	251,347
UMH Properties Inc.	2,800	25,452
Umpqua Holdings Corp.	28,509	250,594
Union First Market Bankshares Corp.	4,763	51,059
United Bankshares Inc.	12,368	248,473
United Community Banks Inc. (a)	10,243	86,963
United Financial Bancorp Inc.	4,093	56,033
United Fire & Casualty Co.	5,292	93,615
Universal Health Realty Income Trust	3,005	100,998
Universal Insurance Holdings Inc.	5,400	20,790
Univest Corp. of Pennsylvania	4,199	55,973
Urstadt Biddle Properties Inc.	5,704	91,093
ViewPoint Financial Group	8,580	98,241
Virginia Commerce Bancorp (a)	5,286	31,029

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Virtus Investment Partners Inc. (a)	1,330	$71,315
Walker & Dunlop Inc. (a)	2,629	30,549
Walter Investment Management Corp.	6,516	149,412
Washington Banking Co.	3,610	35,125
Washington Real Estate Investment Trust	16,290	459,052
Washington Trust Bancorp Inc.	3,556	70,338
Webster Financial Corp.	17,604	269,341
WesBanco Inc.	5,787	100,173
West Bancorporation	3,700	31,376
West Coast Bancorp (a)	4,742	66,388
Westamerica Bancorporation	7,092	271,765
Western Alliance Bancorp (a)	16,700	91,516
Westfield Financial Inc.	6,860	45,207
Westwood Holdings Group Inc.	1,571	54,278
Whitestone REIT Class B	1,829	20,375
Wilshire Bancorp Inc. (a)	13,870	38,004
Winthrop Realty Trust	7,060	61,351
Wintrust Financial Corp.	8,708	224,753
World Acceptance Corp. (a)	3,881	217,142
WSFS Financial Corp.	1,635	51,620

		50,834,998

Health Care (12.76%)
Abaxis Inc. (a)	5,621	128,777
Abiomed Inc. (a)	7,901	87,148
Accretive Health Inc. (a)	9,925	210,708
Accuray Inc. (a)	16,944	68,115
Achillion Pharmaceuticals Inc. (a)	9,809	46,298
Acorda Therapeutics Inc. (a)	9,744	194,490
Acura Pharmaceuticals Inc. (a)	1,900	6,460
Aegerion Pharmaceuticals Inc. (a)	1,898	24,048
Affymax Inc. (a)	8,627	38,649
Affymetrix Inc. (a)	17,100	83,790
Air Methods Corp. (a)	2,800	178,276
Akorn Inc. (a)	13,676	106,810
Albany Molecular Research Inc. (a)	5,823	16,421
Align Technology Inc. (a)	15,039	228,142
Alimera Sciences Inc. (a)	2,781	22,248
Alkermes PLC (a)	23,415	357,313
Alliance HealthCare Services Inc. (a)	6,742	7,686
Allos Therapeutics Inc. (a)	20,300	37,352

Almost Family Inc. (a)	1,900	31,597
Alnylam Pharmaceuticals Inc. (a)	9,200	60,444
Alphatec Holdings Inc. (a)	12,600	26,586
AMAG Pharmaceuticals Inc. (a)	5,282	77,962
Amedisys Inc. (a)	7,288	108,008
American Dental Partners Inc. (a)	3,800	36,708
Amicus Therapeutics Inc. (a)	3,878	14,892
AMN Healthcare Services Inc. (a)	10,188	40,854
Ampio Pharmaceuticals Inc. (a)	4,914	32,678
Amsurg Corp. (a)	7,804	175,590
Anacor Pharmaceuticals Inc. (a)	2,917	16,627
Analogic Corp.	3,106	141,043
Angiodynamics Inc. (a)	6,300	82,782
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Antares Pharma Inc. (a)	21,677	$50,291
Anthera Pharmaceuticals Inc. (a)	4,237	20,210
Ardea Biosciences Inc. (a)	4,120	64,354
Arena Pharmaceuticals Inc. (a)	36,758	53,299
Ariad Pharmaceuticals Inc. (a)	32,580	286,378
ArQule Inc. (a)	13,200	66,660
Array Biopharma Inc. (a)	12,378	24,261
ArthroCare Corp. (a)	6,715	193,191
Assisted Living Concepts Inc. Class A	4,680	59,296
Astex Pharmaceuticals Inc. (a)	14,600	28,032
athenahealth Inc. (a)	8,631	513,976
AtriCure Inc. (a)	3,468	33,778
Atrion Corp.	400	82,956
Auxilium Pharmaceuticals Inc. (a)	11,781	176,597
AVANIR Pharmaceuticals Inc. Class A (a)	30,600	87,516
Aveo Pharmaceuticals Inc. (a)	7,710	118,657
AVI BioPharma Inc. (a)	35,064	39,272
Bacterin International Holdings Inc. (a)	5,528	11,056
BioCryst Pharmaceuticals Inc. (a)	6,780	18,713
BioLase Technology Inc. (a)	7,064	21,192
BioMimetic Therapeutics Inc. (a)	4,506	14,870
Bio-Reference Laboratories Inc. (a)	5,986	110,202
BioSante Pharmaceuticals Inc. (a)	23,087	52,638
BioScrip Inc. (a)	9,754	62,035
BioSpecifics Technologies Corp. (a)	993	16,027
BioTime Inc. (a)	6,836	30,147
Cadence Pharmaceuticals Inc. (a)	9,420	61,701
Caliper Life Sciences Inc. (a)	11,401	119,368
Cambrex Corp. (a)	7,481	37,704
Cantel Medical Corp.	3,200	67,584
Capital Senior Living Corp. (a)	7,200	44,424
CardioNet Inc. (a)	6,100	18,300
Cardiovascular Systems Inc. (a)	3,270	37,245
Cell Therapeutics Inc. (a)	41,270	43,746
Celldex Therapeutics Inc. (a)	11,455	26,175
Centene Corp. (a)	12,309	352,899
Cepheid Inc. (a)	15,230	591,381
Cerus Corp. (a)	12,440	26,373
Chelsea Therapeutics International Ltd. (a)	13,229	48,286
Chemed Corp.	5,224	287,111
Chindex International Inc. (a)	2,800	24,668
Cleveland Biolabs Inc. (a)	5,782	14,686
Codexis Inc. (a)	5,958	27,228
Columbia Laboratories Inc. (a)	18,065	35,227
Complete Genomics Inc. (a)	2,462	14,452
Computer Programs & Systems Inc.	2,784	184,162
Conceptus Inc. (a)	7,800	81,666
Conmed Corp. (a)	7,029	161,737
Continucare Corp. (a)	6,900	44,022
Corcept Therapeutics Inc. (a)	10,130	31,403
Cornerstone Therapeutics Inc. (a)	1,800	11,520
Corvel Corp. (a)	1,539	65,408
Cross Country Healthcare Inc. (a)	6,689	27,960

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
CryoLife Inc. (a)	6,832	$30,676
Cubist Pharmaceuticals Inc. (a)	14,805	522,913
Curis Inc. (a)	17,787	56,207
Cyberonics Inc. (a)	6,976	197,421
Cynosure Inc. Class A (a)	2,500	25,225
Cytori Therapeutics Inc. (a)	12,000	35,400
Delcath Systems Inc. (a)	11,200	37,408
DepoMed Inc. (a)	12,800	69,120
Dexcom Inc. (a)	16,601	199,212
Durect Corp. (a)	20,848	33,565
DUSA Pharmaceuticals Inc. (a)	6,020	22,274
Dyax Corp. (a)	25,477	32,101
Dynavax Technologies Corp. (a)	28,870	53,698
DynaVox Inc. Class A (a)	2,296	8,266
Emergent Biosolutions Inc. (a)	6,000	92,580
Emeritus Corp. (a)	7,500	105,750
Endocyte Inc. (a)	3,578	37,927
Endologix Inc. (a)	12,129	121,775
Ensign Group Inc., The	4,000	92,440
Enzo Biochem Inc. (a)	10,161	26,114
Enzon Pharmaceuticals Inc. (a)	10,215	71,914
ePocrates Inc. (a)	1,565	14,101
eResearch Technology Inc. (a)	11,537	51,455
Exact Sciences Corp. (a)	12,894	85,487
Exactech Inc. (a)	2,200	30,976
ExamWorks Group Inc. (a)	6,692	68,125
Exelixis Inc. (a)	31,294	170,865
Five Star Quality Care Inc. (a)	7,881	19,702
Fluidigm Corp. (a)	1,594	22,204
Furiex Pharmaceuticals Inc. (a)	2,578	36,685
Genomic Health Inc. (a)	4,200	92,316
Gentiva Health Services Inc. (a)	7,626	42,096
Geron Corp. (a)	32,073	67,995
Greatbatch Inc. (a)	5,856	117,179
GTx Inc. (a)	4,425	14,824
Haemonetics Corp. (a)	6,302	368,541
Halozyme Therapeutics Inc. (a)	20,440	125,502
Hanger Orthopedic Group Inc. (a)	8,300	156,787
Hansen Medical Inc. (a)	11,415	37,898
Harvard Bioscience Inc. (a)	5,592	23,598
Healthsouth Corp. (a)	23,376	349,004
Healthspring Inc. (a)	16,791	612,200

HealthStream Inc. (a)	3,782	48,523
Healthways Inc. (a)	8,570	84,243
HeartWare International Inc. (a)	2,985	192,264
Hi-Tech Pharmacal Co. Inc. (a)	2,600	87,360
HMS Holdings Corp. (a)	21,000	512,190
ICU Medical Inc. (a)	3,032	111,578
Idenix Pharmaceuticals Inc. (a)	13,551	67,619
ImmunoGen Inc. (a)	18,593	203,779
Immunomedics Inc. (a)	16,385	52,432
Impax Laboratories Inc. (a)	16,100	288,351
Incyte Corp. (a)	21,975	306,991
Infinity Pharmaceuticals Inc. (a)	4,300	30,315
Inhibitex Inc. (a)	15,597	38,369
Insmed Inc. (a)	6,127	31,248
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Insulet Corp. (a)	11,365	$173,430
Integra LifeSciences Holdings Corp. (a)	5,027	179,816
InterMune Inc. (a)	12,136	245,147
Invacare Corp.	7,104	163,676
IPC The Hospitalist Co. (a)	4,100	146,329
IRIS International Inc. (a)	4,600	41,262
Ironwood Pharmaceuticals Inc. (a)	12,478	134,762
Isis Pharmaceuticals Inc. (a)	24,592	166,734
ISTA Pharmaceuticals Inc. (a)	6,388	22,039
Jazz Pharmaceuticals Inc. (a)	5,446	226,118
Kensey Nash Corp. (a)	2,100	51,450
Keryx Biopharmaceuticals Inc. (a)	16,978	50,934
Kindred Healthcare Inc. (a)	12,837	110,655
K-V Pharmaceutical Co. Class A (a)	12,712	17,161
Landauer Inc.	2,380	117,905
Lannett Company Inc. (a)	4,000	15,320
Lexicon Pharmaceuticals Inc. (a)	41,700	38,360
LHC Group Inc. (a)	3,900	66,534
Ligand Pharmaceuticals Inc. Class B (a)	4,816	65,883
Luminex Corp. (a)	9,414	208,708
Magellan Health Services Inc. (a)	7,891	381,135
MAKO Surgical Corp. (a)	7,947	271,946
MannKind Corp. (a)	19,113	72,438
MAP Pharmaceuticals Inc. (a)	5,428	79,357
Masimo Corp.	13,025	281,991
Maxygen Inc.	7,879	43,098
MedAssets Inc. (a)	11,808	113,475
Medical Action Industries Inc. (a)	3,650	18,432
Medicines Co., The (a)	13,310	198,053
Medicis Pharmaceutical Corp. Class A	15,263	556,794
Medidata Solutions Inc. (a)	5,228	85,948
Medivation Inc. (a)	7,700	130,746
MedQuist Holdings Inc. (a)	7,814	59,074
MEDTOX Scientific Inc.	1,869	24,465
Merge Healthcare Inc. (a)	13,200	80,388
Meridian Bioscience Inc.	10,200	160,548
Merit Medical Systems Inc. (a)	8,996	118,207
Metabolix Inc. (a)	8,315	36,420
Metropolitan Health Networks Inc. (a)	9,700	44,038
Micromet Inc. (a)	22,511	108,053

Molina Healthcare Inc. (a)	6,943	107,200
Momenta Pharmaceuticals Inc. (a)	11,411	131,226
MWI Veterinary Supply Inc. (a)	3,100	213,342
Nabi Biopharmaceuticals (a)	10,111	16,986
National Healthcare Corp.	2,573	83,108
National Research Corp.	400	13,256
Natus Medical Inc. (a)	7,200	68,472
Nektar Therapeutics (a)	28,208	136,809
Neogen Corp. (a)	5,784	200,820
Neoprobe Corp. (a)	21,900	64,824
NeoStem Inc. (a)	7,051	4,583
Neurocrine Biosciences Inc. (a)	11,738	70,193
Novavax Inc. (a)	23,403	37,679
NPS Pharmaceuticals Inc. (a)	21,215	138,110
NuVasive Inc. (a)	9,698	165,545

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
NxStage Medical Inc. (a)	11,019	$229,856
Nymox Pharmaceutical Corp. (a)	4,699	38,438
Obagi Medical Products Inc. (a)	4,400	39,908
Omnicell Inc. (a)	8,100	111,618
OncoGenex Pharmaceutical Inc. (a)	2,396	23,481
Oncothyreon Inc. (a)	10,243	61,253
Onyx Pharmaceuticals Inc. (a)	15,658	469,897
Opko Health Inc. (a)	26,910	116,520
Optimer Pharmaceuticals Inc. (a)	11,500	159,160
OraSure Technologies Inc. (a)	11,475	91,341
Orexigen Therapeutics Inc. (a)	7,944	15,809
Orthofix International NV (a)	4,400	151,844
Osiris Therapeutics Inc. (a)	4,300	22,016
Owens & Minor Inc.	15,628	445,085
Pacific Biosciences of California Inc. (a)	8,369	26,864
Pacira Pharmaceuticals Inc. (a)	1,216	12,075
Pain Therapeutics Inc. (a)	8,959	42,645
Palomar Medical Technologies Inc. (a)	4,424	34,861
Par Pharmaceutical Companies Inc. (a)	8,921	237,477
Parexel International Corp. (a)	14,434	273,236
PDL BioPharma Inc.	34,715	192,668
Peregrine Pharmaceuticals Inc. (a)	17,199	18,747
Pernix Therapeutics Holdings Inc. (a)	811	7,153
Pharmacyclics Inc. (a)	11,493	135,962
PharmAthene Inc. (a)	8,716	15,340
PharMerica Corp. (a)	7,018	100,147
Pozen Inc. (a)	6,699	16,145
Progenics Pharmaceuticals Inc. (a)	6,869	39,428
Providence Service Corp. (a)	3,399	36,199
PSS World Medical Inc. (a)	13,684	269,438
Quality Systems Inc.	4,776	463,272
Questcor Pharmaceuticals Inc. (a)	13,100	357,106
Quidel Corp. (a)	7,000	114,590
Radnet Inc. (a)	7,536	18,388
Raptor Pharmaceutical Corp. (a)	8,005	36,103
Rigel Pharmaceuticals Inc. (a)	16,966	124,870

Rockwell Medical Technologies Inc. (a)	3,956	32,281
RTI Biologics Inc. (a)	13,700	45,073
Sagent Pharmaceuticals Inc. (a)	1,639	33,173
Salix Pharmaceuticals Ltd. (a)	14,475	428,460
Sangamo BioSciences Inc. (a)	12,900	56,115
Santarus Inc. (a)	13,300	37,107
Savient Pharmaceuticals Inc. (a)	17,922	73,480
SciClone Pharmaceuticals Inc. (a)	8,700	33,147
Seattle Genetics Inc. (a)	23,848	454,543
Select Medical Holdings Corp. (a)	11,034	73,597
Sequenom Inc. (a)	24,414	124,267
SIGA Technologies Inc. (a)	8,400	27,468
Skilled Healthcare Group Inc. Class A (a)	5,000	18,050
Solta Medical Inc. (a)	14,830	18,538
SonoSite Inc. (a)	3,469	105,249
Spectranetics Corp. (a)	8,400	59,976
Spectrum Pharmaceuticals Inc. (a)	12,828	97,878
STAAR Surgical Co. (a)	8,624	67,267
Stereotaxis Inc. (a)	10,835	12,027
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
STERIS Corp.	14,631	$428,249
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	9,698
Sun Healthcare Group Inc. (a)	6,215	16,780
Sunesis Pharmaceuticals Inc. (a)	6,910	8,499
Sunrise Senior Living Inc. (a)	14,264	66,042
SurModics Inc. (a)	4,000	36,400
Symmetry Medical Inc. (a)	9,208	71,086
Synergetics USA Inc. (a)	5,510	29,699
Synovis Life Technologies Inc. (a)	2,900	48,430
Synta Pharmaceuticals Corp. (a)	6,200	20,150
Targacept Inc. (a)	6,778	101,670
Team Health Holdings Inc. (a)	6,567	107,830
Theravance Inc. (a)	17,000	342,380
Tornier NV (a)	2,602	53,315
Transcend Services Inc. (a)	2,300	51,842
Transcept Pharmaceuticals Inc. (a)	1,190	7,878
Triple-S Management Corp. Class B (a)	4,700	78,725
Trius Therapeutics Inc. (a)	1,561	9,834
U.S. Physical Therapy Inc.	2,900	53,708
Unilife Corp. (a)	13,994	58,775
Universal American Corp.	8,156	82,049
Uroplasty Inc. (a)	5,098	24,725
Vanda Pharmaceuticals Inc. (a)	6,800	33,660
Vanguard Health Systems Inc. (a)	7,500	76,200
Vascular Solutions Inc. (a)	4,400	50,380
Vical Inc. (a)	17,863	44,300
ViroPharma Inc. (a)	17,383	314,111
VIVUS Inc. (a)	20,261	163,506
Volcano Corp. (a)	12,900	382,227
WellCare Health Plans Inc. (a)	10,477	397,916
West Pharmaceutical Services Inc.	8,314	308,449
Wright Medical Group Inc. (a)	9,745	174,241
Xenoport Inc. (a)	8,722	51,460
Young Innovations Inc.	1,300	37,050
Zalicus Inc. (a)	19,866	19,481
ZIOPHARM Oncology Inc. (a)	14,391	63,464
Zogenix Inc. (a)	2,004	3,667
Zoll Medical Corp. (a)	5,366	202,514

		30,781,338

Industrials (15.00%)
3D Systems Corp. (a)	10,360	144,936
A.T. Cross Co. Class A (a)	2,338	26,373
A123 Systems Inc. (a)	21,674	74,559
Aaon Inc.	4,645	73,159
AAR Corp.	9,803	163,416
ABM Industries Inc.	13,035	248,447
Acacia Research - Acacia Technologies (a)	10,552	379,766
ACCO Brands Corp. (a)	13,532	64,548
Accuride Corp. (a)	10,047	51,441
Aceto Corp.	7,164	37,898
Active Power Inc. (a)	19,591	25,272
Actuant Corp. Class A	17,045	336,639
Acuity Brands Inc.	10,713	386,097

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Advisory Board Co., The (a)	3,978	$256,700
Aerovironment Inc. (a)	4,104	115,528
Air Transport Services Group Inc. (a)	13,100	56,723
Aircastle Ltd.	14,300	136,136
Alamo Group Inc.	1,685	35,031
Alaska Air Group Inc. (a)	8,917	501,938
Albany International Corp. Class A	6,951	126,856
Allegiant Travel Co. (a)	3,710	174,852
Altra Holdings Inc. (a)	6,600	76,362
AMERCO (a)	2,188	136,641
Ameresco Inc. Class A (a)	4,400	44,704
American Railcar Industries Inc. (a)	2,509	38,588
American Reprographics Co. (a)	9,321	31,319
American Science & Engineering Inc.	2,281	139,255
American Superconductor Corp. (a)	10,996	43,214
American Woodmark Corp.	2,433	29,464
Ameron International Corp.	2,252	191,285
Ampco-Pittsburgh Corp.	2,200	44,990
AO Smith Corp.	9,393	300,858
APAC Customer Services Inc. (a)	7,200	61,344
Apogee Enterprises Inc.	7,136	61,298
Applied Industrial Technologies Inc.	10,449	283,795
Argan Inc. (a)	1,800	18,324
Arkansas Best Corp.	6,390	103,198
Astec Industries Inc. (a)	4,914	143,882
Astronics Corp. (a)	2,640	74,580
Atlas Air Worldwide Holdings Inc. (a)	6,443	214,487
Avis Budget Group Inc. (a)	26,200	253,354
AZZ Inc.	3,100	120,187
Badger Meter Inc.	3,730	107,909
Baltic Trading Ltd.	4,089	19,014
Barnes Group Inc.	13,444	258,797
Barrett Business Services Inc.	1,800	25,092
Beacon Roofing Supply Inc. (a)	11,285	180,447
Belden Inc.	11,773	303,626
Blount International Inc. (a)	11,994	160,240
Brady Corp.	11,713	309,575
Briggs & Stratton Corp.	12,580	169,956
Brink’s Co., The	11,499	268,042
Broadwind Energy Inc. (a)	28,800	9,219
Builders FirstSource Inc. (a)	12,105	15,373
CAI International Inc. (a)	3,000	35,160
Capstone Turbine Corp. (a)	61,237	61,237
Cascade Corp.	2,162	72,189
Casella Waste Systems Inc. Class A (a)	6,114	32,160
CBIZ Inc. (a)	9,736	64,160
CDI Corp.	2,986	31,890
Celadon Group Inc.	4,800	42,624
Cenveo Inc. (a)	13,671	41,150
Ceradyne Inc. (a)	6,220	167,256
Chart Industries Inc. (a)	7,300	307,841
CIRCOR International Inc.	4,321	126,908
Clarcor Inc.	12,413	513,650
Clean Harbors Inc. (a)	11,536	591,797
Coleman Cable Inc. (a)	2,070	17,512
Colfax Corp. (a)	6,144	124,477
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Columbus McKinnon Corp. (a)	4,600	$50,416
Comfort Systems USA Inc.	9,173	76,319
Commercial Vehicle Group Inc. (a)	7,096	46,621
Consolidated Graphics Inc. (a)	2,201	80,403
Corporate Executive Board Co., The	8,500	253,300
CoStar Group Inc. (a)	6,288	326,787
Courier Corp.	2,501	16,357
Covenant Transport Group Inc. Class A (a)	2,045	7,464
CRA International Inc. (a)	2,515	50,325
Cubic Corp.	3,965	154,913
Curtiss-Wright Corp.	11,478	330,911
Deluxe Corp.	12,600	234,360
DigitalGlobe Inc. (a)	8,687	168,788
Dolan Co., The (a)	7,800	70,122
Dollar Thrifty Automotive Group Inc. (a)	7,112	400,406
Douglas Dynamics Inc.	4,610	58,916
Ducommun Inc.	2,528	37,869
DXP Enterprises Inc. (a)	2,100	39,543
Dycom Industries Inc. (a)	8,433	129,025
Dynamic Materials Corp.	3,254	51,250
Eagle Bulk Shipping Inc. (a)	15,477	24,299
EMCOR Group Inc. (a)	16,356	332,517
Encore Wire Corp.	4,695	96,623
Ener1 Inc. (a)	19,900	2,726
Energy Recovery Inc. (a)	11,500	34,615
EnergySolutions Inc. (a)	19,700	69,541
EnerNOC Inc. (a)	5,730	51,570
EnerSys (a)	12,385	247,948
Ennis Inc.	6,632	86,614
EnPro Industries Inc. (a)	5,048	149,825
ESCO Technologies Inc.	6,510	166,005
Essex Rental Corp. (a)	4,218	10,376
Esterline Technologies Corp. (a)	7,489	388,230
Excel Maritime Carriers Ltd. (a)	12,415	25,823
Exponent Inc. (a)	3,429	141,721
Federal Signal Corp.	15,434	68,218
Flow International Corp. (a)	12,300	27,183
Force Protection Inc. (a)	17,900	68,915
Forward Air Corp.	7,208	183,444
Franklin Covey Co. (a)	3,100	23,560
Franklin Electric Co. Inc.	5,698	206,723
Freightcar America Inc. (a)	3,060	44,095
FTI Consulting Inc. (a)	10,382	382,161
Fuel Tech Inc. (a)	4,500	26,190
FuelCell Energy Inc. (a)	30,510	25,625
Furmanite Corp. (a)	9,400	50,854
G&K Services Inc. Class A	4,580	116,973
Genco Shipping & Trading Ltd. (a)	7,394	57,747
GenCorp Inc. (a)	13,926	62,528
Generac Holdings Inc. (a)	6,090	114,553
Genesee & Wyoming Inc. Class A (a)	9,750	453,570
Geo Group Inc., The (a)	16,020	297,331
GeoEye Inc. (a)	5,500	155,925
Gibraltar Industries Inc. (a)	7,782	63,190
Global Power Equipment Group Inc. (a)	3,873	90,125

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Gorman-Rupp Co., The	3,733	$92,168
GP Strategies Corp. (a)	3,800	37,962
Graham Corp.	2,600	43,264
Granite Construction Inc.	9,553	179,310
Great Lakes Dredge & Dock Co.	14,800	60,236
Greenbrier Companies Inc. (a)	4,634	53,986
Griffon Corp. (a)	11,936	97,636
H&E Equipment Services Inc. (a)	7,000	57,750
Hawaiian Holdings Inc. (a)	11,900	50,099
Healthcare Services Group Inc.	16,447	265,455
Heartland Express Inc.	12,376	167,819
Heico Corp.	10,283	506,335
Heidrick & Struggles International Inc.	4,312	70,932
Heritage-Crystal Clean Inc. (a)	1,167	21,193
Herman Miller Inc.	14,200	253,612
Hexcel Corp. (a)	24,032	532,549
Higher One Holdings Inc. (a)	7,571	123,180
Hill International Inc. (a)	5,992	28,043
HNI Corp.	11,047	211,329
Houston Wire & Cable Co.	4,500	51,705
Hub Group Inc. (a)	9,050	255,844
Hudson Highland Group Inc. (a)	8,166	27,928
Hurco Companies Inc. (a)	1,569	31,851
Huron Consulting Group Inc. (a)	5,490	170,904
ICF International Inc. (a)	4,900	92,169
II-VI Inc. (a)	12,796	223,930
Innerworkings Inc. (a)	6,352	49,800
Insituform Technologies Inc. (a)	9,556	110,658
Insperity Inc.	5,699	126,803
Insteel Industries Inc.	4,500	45,315
Interface Inc.	13,005	154,239
Interline Brands Inc. (a)	8,339	107,323
International Shipholding Corp.	1,333	24,647
Intersections Inc.	2,270	29,170
Jetblue Airways Corp. (a)	60,435	247,784
John Bean Technologies Corp.	7,000	99,820
Kadant Inc. (a)	3,158	56,086
Kaman Corp.	6,546	182,306
Kaydon Corp.	7,985	229,010
Kelly Services Inc. Class A	6,716	76,562

Keyw Holding Corp., The (a)	4,611	32,784
Kforce Inc. (a)	8,326	81,678
Kimball International Inc. Class B	7,983	38,797
Knight Transportation Inc.	14,996	199,597
Knoll Inc.	11,644	159,523
Korn/Ferry International (a)	11,733	143,025
Kratos Defense & Security Solutions Inc. (a)	8,124	54,593
L.B. Foster Co. Class A	2,336	51,929
Lawson Products Inc.	911	12,317
Layne Christensen Co. (a)	4,686	108,247
Lindsay Corp.	3,098	166,672
LMI Aerospace Inc. (a)	2,200	37,532
LSI Industries Inc.	4,647	28,951
Lydall Inc. (a)	4,190	37,291
M & F Worldwide Corp. (a)	2,464	60,664
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Marten Transport Ltd.	3,865	$66,633
MasTec Inc. (a)	13,981	246,205
McGrath Rentcorp	6,040	143,692
Meritor Inc. (a)	23,315	164,604
Metalico Inc. (a)	9,899	38,606
Met-Pro Corp.	3,800	32,604
Michael Baker Corp. (a)	2,000	38,260
Middleby Corp. (a)	4,593	323,623
Miller Industries Inc.	3,000	52,050
Mine Safety Appliances Co.	6,718	181,117
Mistras Group Inc. (a)	3,862	67,817
Mobile Mini Inc. (a)	9,047	148,733
Moog Inc. Class A (a)	11,240	366,649
Mueller Industries Inc.	9,311	359,311
Mueller Water Products Inc.	38,803	96,231
Multi-Color Corp.	2,873	64,901
MYR Group Inc. (a)	5,000	88,200
NACCO Industries Inc. Class A	1,448	91,803
National Presto Industries Inc.	1,218	105,856
Navigant Consulting Inc. (a)	12,948	120,028
NCI Building Systems Inc. (a)	4,554	34,428
NN Inc. (a)	4,117	20,791
Northwest Pipe Co. (a)	2,400	48,696
Odyssey Marine Exploration Inc. (a)	16,531	40,666
Old Dominion Freight Line Inc. (a)	11,712	339,297
Omega Flex Inc. (a)	600	7,980
On Assignment Inc. (a)	9,300	65,751
Orbital Sciences Corp. (a)	14,229	182,131
Orion Marine Group Inc. (a)	6,764	39,028
Pacer International Inc. (a)	8,370	31,388
Park-Ohio Holdings Corp. (a)	1,966	23,612
Patriot Transportation Holding Inc. (a)	1,500	30,315
Pendrell Corp. (a)	37,246	83,804
Pike Electric Corp. (a)	4,100	27,757
PMFG Inc. (a)	4,300	67,811
Powell Industries Inc. (a)	2,155	66,740
PowerSecure International Inc. (a)	5,100	24,123
Preformed Line Products Co.	600	27,480
Primoris Services Corp.	6,564	68,659
Quad Graphics, Inc.	6,240	112,757
Quality Distribution Inc. (a)	3,676	32,974
Quanex Building Products Corp.	9,141	100,094
RailAmerica Inc. (a)	5,197	67,717
Raven Industries Inc.	4,492	216,514

RBC Bearings Inc. (a)	5,500	186,945
Republic Airways Holdings Inc. (a)	11,632	32,919
Resources Connection Inc.	11,264	110,162
Roadrunner Transportation Systems Inc. (a)	2,131	29,237
Robbins & Myers Inc.	9,825	341,026
Rollins Inc.	15,726	294,233
RPX Corp. (a)	2,366	49,000
RSC Holdings Inc. (a)	16,700	119,071
Rush Enterprises Inc. Class A (a)	8,168	115,659
Saia Inc. (a)	4,135	43,500
SatCon Technology Corp. (a)	22,262	21,149

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Sauer-Danfoss Inc. (a)	2,839	$82,047
Schawk Inc.	2,782	27,458
School Specialty Inc. (a)	3,964	28,263
Seaboard Corp.	78	140,555
SeaCube Container Leasing Ltd.	2,905	35,238
Simpson Manufacturing Co. Inc.	10,257	255,707
SkyWest Inc.	13,121	151,023
Spirit Airlines Inc. (a)	3,955	49,438
Standard Parking Corp. (a)	3,900	60,996
Standex International Corp.	3,127	97,344
Steelcase Inc.	19,300	121,783
Sterling Construction Company Inc. (a)	4,300	48,031
Sun Hydraulics Corp.	5,100	103,938
Swift Transportation Co. (a)	19,561	125,973
Swisher Hygiene Inc. (a)	20,833	84,374
Sykes Enterprises Inc. (a)	10,435	156,003
TAL International Group Inc.	4,900	122,206
Taser International Inc. (a)	14,092	60,737
Team Inc. (a)	4,800	100,704
Tecumseh Products Co. Class A (a)	4,403	32,098
Teledyne Technologies Inc. (a)	9,113	445,261
Tennant Co.	4,771	168,750
Tetra Tech Inc. (a)	15,321	287,116
Textainer Group Holdings Ltd.	2,800	56,784
Thermon Group Holdings Inc. (a)	2,424	33,500
Titan International Inc.	10,385	155,775
Titan Machinery Inc. (a)	3,800	68,020
TMS International Corp. Class A (a)	3,198	23,281
TRC Companies Inc. (a)	4,335	13,048
Tredegar Corp.	5,699	84,516
Trex Co. Inc. (a)	3,934	63,062
TriMas Corp. (a)	6,300	93,555
Triumph Group Inc.	9,364	456,401
TrueBlue Inc. (a)	11,110	125,876
Tutor Perini Corp.	7,673	88,163
Twin Disc Inc.	2,052	54,727
Ultrapetrol Bahamas Ltd. (a)	5,800	13,166
UniFirst Corp.	3,575	161,912
United Rentals Inc. (a)	15,400	259,336
United Stationers Inc.	11,308	308,143
UniTek Global Services Inc. (a)	2,748	13,630
Universal Forest Products Inc.	4,910	118,086
Universal Truckload Services Inc.	1,400	18,200
US Airways Group Inc. (a)	39,731	218,520
US Ecology Inc.	4,558	70,512
USG Corp. (a)	17,622	118,596
Valence Technology Inc. (a)	16,497	17,157
Viad Corp.	5,162	87,651
Vicor Corp.	4,808	42,070
VSE Corp.	1,100	28,468
Wabash National Corp. (a)	16,743	79,864
Watsco Inc.	6,968	356,065
Watts Water Technologies Inc.	7,351	195,904
WCA Waste Corp. (a)	4,136	17,537
Werner Enterprises Inc.	10,826	225,506
Wesco Aircraft Holdings Inc. (a)	5,160	56,399
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Woodward Inc.	15,110	$414,014
Xerium Technologies Inc. (a)	2,718	28,457
Zipcar Inc. (a)	2,522	45,390

		36,173,166

Information Technology (17.05%)
Accelrys Inc. (a)	13,125	79,538
ACI Worldwide Inc. (a)	8,316	229,023
Active Network Inc., The (a)	3,048	44,958
Actuate Corp. (a)	8,900	49,128
Acxiom Corp. (a)	20,061	213,449
Adtran Inc.	15,932	421,561
Advanced Analogic Technologies Inc. (a)	11,000	47,630
Advanced Energy Industries Inc. (a)	10,833	93,380
Advent Software Inc. (a)	8,110	169,094
Aeroflex Holding Corp. (a)	4,884	44,444
Agilysys Inc. (a)	4,414	31,472
Alpha & Omega Semiconductor Ltd. (a)	3,690	30,295
American Software Inc. Class A	5,400	39,150
Amkor Technology Inc. (a)	25,564	111,459
Amtech Systems Inc. (a)	2,392	19,136
ANADIGICS Inc. (a)	16,000	34,560
Anaren Inc. (a)	3,746	71,736
Ancestry.com Inc. (a)	7,782	182,877
Anixter International Inc.	7,135	338,484
Applied Micro Circuits Corp. (a)	15,762	84,642
Arris Group Inc. (a)	30,506	314,212
Aruba Networks Inc. (a)	21,078	440,741
Aspen Technology Inc. (a)	20,962	320,090
ATMI Inc. (a)	7,988	126,370
Aviat Networks Inc. (a)	15,150	35,602
Avid Technology Inc. (a)	7,200	55,728
Axcelis Technologies Inc. (a)	25,726	30,871
AXT Inc. (a)	7,625	38,430
Bankrate Inc. (a)	5,651	85,952
Bel Fuse Inc.	2,483	38,710
Benchmark Electronics Inc. (a)	14,876	193,537
BigBand Networks Inc. (a)	10,744	13,752
Black Box Corp.	4,455	95,114
Blackbaud Inc.	10,911	242,988
Blackboard Inc. (a)	8,691	388,140
Blue Coat Systems Inc. (a)	10,720	148,794
Bottomline Technologies Inc. (a)	8,431	169,800
Brightpoint Inc. (a)	16,761	154,369
BroadSoft Inc. (a)	5,600	169,960
Brooks Automation Inc.	16,449	134,059
Cabot Microelectronics Corp. (a)	5,761	198,121
CACI International Inc. Class A (a)	7,392	369,156
Calix Inc. (a)	9,220	71,916
Callidus Software Inc. (a)	7,403	34,128
Cardtronics Inc. (a)	10,600	242,952
Cass Information Systems Inc.	2,055	63,808
Cavium Inc. (a)	11,937	322,418
CEVA Inc. (a)	5,800	140,998

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Checkpoint Systems Inc. (a)	9,715	$131,930
Ciber Inc. (a)	15,843	48,004
Cirrus Logic Inc. (a)	16,397	241,692
Cognex Corp.	10,161	275,465
Coherent Inc. (a)	6,200	266,352
Cohu Inc.	6,008	59,359
Communications Systems Inc.	1,611	20,943
Commvault Systems Inc. (a)	10,888	403,509
Computer Task Group Inc. (a)	3,600	40,212
comScore Inc. (a)	7,828	132,058
Comtech Telecommunications Corp.	6,597	185,310
Concur Technologies Inc. (a)	11,049	411,244
Constant Contact Inc. (a)	7,200	124,488
Convergys Corp. (a)	25,961	243,514
Convio Inc. (a)	3,035	25,524
Cornerstone OnDemand Inc. (a)	2,792	35,012
Cray Inc. (a)	8,422	44,721
CSG Systems International Inc. (a)	8,665	109,526
CSR PLC ADR (a)	1,825	23,688
CTS Corp.	8,641	70,251
Cymer Inc. (a)	7,476	277,958
Daktronics Inc.	8,552	73,376
DDi Corp.	3,300	23,892
DealerTrack Holdings Inc. (a)	10,241	160,476
Deltek Inc. (a)	5,505	33,085
Demand Media Inc. (a)	1,933	15,464
DemandTec Inc. (a)	8,000	52,320
DG FastChannel Inc. (a)	6,797	115,209
Dialogic Inc. (a)	3,799	7,028
Dice Holdings Inc. (a)	11,918	93,199
Digi International Inc. (a)	6,080	66,880
Digimarc Corp. (a)	1,581	40,126
Digital River Inc. (a)	9,778	202,698
Diodes Inc. (a)	8,746	156,728
Dot Hill Systems Corp. (a)	13,942	21,052
DSP Group Inc. (a)	5,824	34,362
DTS Inc. (a)	4,384	108,855
Dynamics Research Corp. (a)	2,221	19,811
EarthLink Inc.	27,540	179,836
Ebix Inc. (a)	7,539	110,823
Echelon Corp. (a)	8,344	58,491
Echo Global Logistics Inc. (a)	2,800	37,240
Electro Rent Corp.	4,606	63,609
Electro Scientific Industries Inc. (a)	5,538	65,847
Electronics for Imaging Inc. (a)	11,308	152,319
Ellie Mae Inc. (a)	2,148	11,943
eMagin Corp. (a)	4,225	11,112
EMCORE Corp. (a)	21,729	21,512
Emulex Corp. (a)	21,880	140,032
Entegris Inc. (a)	33,613	214,451
Entropic Communications Inc. (a)	21,200	87,556
Envestnet Inc. (a)	4,700	47,000
EPIQ Systems Inc.	7,690	96,356
ePlus Inc. (a)	818	20,180
Euronet Worldwide Inc. (a)	12,797	201,425
Exar Corp. (a)	8,967	51,202
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Exlservice Holdings Inc. (a)	3,964	$87,208
Extreme Networks Inc. (a)	22,764	60,325
Fabrinet (a)	5,028	94,024
Fair Isaac Corp.	9,802	213,978
FalconStor Software Inc. (a)	7,016	20,487
FARO Technologies Inc. (a)	4,049	127,746
FEI Co. (a)	9,486	284,201
Finisar Corp. (a)	22,167	388,809
Formfactor Inc. (a)	12,443	77,520
Forrester Research Inc.	3,652	118,727
FriendFinder Networks Inc. (a)	2,077	3,822
FSI International Inc. (a)	8,784	16,602
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Global Cash Access Holdings Inc. (a)	15,837	40,543
Globecomm Systems Inc. (a)	5,700	77,007
Glu Mobile Inc. (a)	10,312	21,758
GSI Group Inc. (a)	6,355	48,806
GSI Technology Inc. (a)	5,400	26,568
GT Advanced Technologies Inc. (a)	31,100	218,322
Guidance Software Inc. (a)	3,644	23,650
Hackett Group Inc., The (a)	8,094	30,191
Harmonic Inc. (a)	28,310	120,601
Heartland Payment Systems Inc.	9,600	189,312
Hittite Microwave Corp. (a)	7,800	379,860
Identive Group Inc. (a)	9,560	19,024
iGate Corp.	7,626	88,004
Imation Corp. (a)	7,659	55,987
Immersion Corp. (a)	7,200	43,056
Infinera Corp. (a)	25,721	198,566
InfoSpace Inc. (a)	9,520	79,587
Inphi Corp. (a)	5,137	45,051
Insight Enterprises Inc. (a)	11,548	174,837
Integrated Device Technology Inc. (a)	36,303	186,960
Integrated Silicon Solution Inc. (a)	6,439	50,289
Interactive Intelligence Group (a)	3,511	95,324
InterDigital Inc.	11,192	521,323
Intermec Inc. (a)	14,704	95,870
Internap Network Services Corp. (a)	12,990	63,911
Intevac Inc. (a)	5,632	39,368
Intralinks Holdings Inc. (a)	7,833	58,826
Ixia (a)	9,499	72,857
IXYS Corp. (a)	5,714	62,168
j2 Global Communications Inc.	11,290	303,701
Jack Henry & Associates Inc.	21,214	614,782
JDA Software Group Inc. (a)	10,482	245,698
Kemet Corp. (a)	10,879	77,785
Kenexa Corp. (a)	6,536	102,223
Keynote Systems Inc.	3,390	71,631
KIT Digital Inc. (a)	8,745	73,458
Kopin Corp. (a)	15,600	53,508
Kulicke & Soffa Industries Inc. (a)	17,882	133,400
KVH Industries Inc. (a)	3,400	26,894
Lattice Semiconductor Corp. (a)	29,593	155,363
LeCroy Corp. (a)	4,019	31,750
Limelight Networks Inc. (a)	16,679	39,362

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Lionbridge Technologies Inc. (a)	14,200	$34,932
Liquidity Services Inc. (a)	4,600	147,522
Littelfuse Inc.	5,637	226,664
LivePerson Inc. (a)	13,000	129,350
LogMeIn Inc. (a)	5,070	168,375
LoopNet Inc. (a)	4,100	70,233
Loral Space & Communications Inc. (a)	2,700	135,270
LTX-Credence Corp. (a)	12,296	65,046
Magma Design Automation Inc. (a)	16,870	76,758
Manhattan Associates Inc. (a)	5,405	178,797
ManTech International Corp.	5,755	180,592
Marchex Inc. Class B	5,366	45,611
MAXIMUS Inc.	8,598	300,070
MaxLinear Inc. Class A (a)	3,986	25,750
Maxwell Technologies Inc. (a)	6,900	127,029
Measurement Specialties Inc. (a)	3,700	96,052
Mentor Graphics Corp. (a)	23,756	228,533
Mercury Computer Systems Inc. (a)	7,478	85,997
Meru Networks Inc. (a)	2,670	21,760
Methode Electronics Inc.	8,967	66,625
Micrel Inc.	12,195	115,487
Microsemi Corp. (a)	21,361	341,349
MicroStrategy Inc. (a)	1,925	219,585
Microvision Inc. (a)	28,322	19,262
Mindspeed Technologies Inc. (a)	7,951	41,345
MIPS Technologies Inc. (a)	13,220	63,985
MKS Instruments Inc.	12,878	279,581
ModusLink Global Solutions Inc.	10,095	35,232
MoneyGram International Inc. (a)	20,500	47,765
Monolithic Power Systems Inc. (a)	7,303	74,345
Monotype Imaging Holdings Inc. (a)	8,800	106,744
MoSys Inc. (a)	7,482	27,384
Motricity Inc. (a)	9,100	15,379
Move Inc. (a)	39,408	57,142
MTS Systems Corp.	3,870	118,577
Multi-Fineline Electronix Inc. (a)	2,134	42,552
Nanometrics Inc. (a)	4,904	71,108
NCI Inc. (a)	1,700	20,281
NeoPhotonics Corp. (a)	2,100	14,448
Ness Technologies Inc. (a)	8,274	63,379
Netgear Inc. (a)	9,048	234,253
Netlogic Microsystems Inc. (a)	16,873	811,760
NetScout Systems Inc. (a)	9,200	105,064
NetSuite Inc. (a)	6,700	180,967
Newport Corp. (a)	9,418	101,809
NIC Inc.	15,806	180,979
Novatel Wireless Inc. (a)	7,780	23,496
NumereX Corp. Class A (a)	2,327	12,938
NVE Corp. (a)	1,200	72,792
Oclaro Inc. (a)	12,466	45,376
OCZ Technology Group Inc. (a)	12,678	61,488
Omnivision Technologies Inc. (a)	14,345	201,404
OpenTable Inc. (a)	5,800	266,858
Openwave Systems Inc. (a)	21,400	33,384
Oplink Communications Inc. (a)	5,045	76,381
OPNET Technologies Inc.	3,600	125,676
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
OpNext Inc. (a)	9,572	$11,965
Orbcomm Inc. (a)	8,390	21,394
OSI Systems Inc. (a)	4,665	156,371
Parametric Technology Corp. (a)	29,444	452,849
Park Electrochemical Corp.	5,188	110,868
PC Connection Inc. (a)	2,020	16,120
PDF Solutions Inc. (a)	6,063	24,737
Pegasystems Inc.	4,140	126,725
Perficient Inc. (a)	5,900	43,188
Pericom Semiconductor Corp. (a)	6,609	48,973
Photronics Inc. (a)	13,272	66,095
Plantronics Inc.	11,796	335,596
Plexus Corp. (a)	9,240	209,009
PLX Technology Inc. (a)	11,411	34,347
Power Integrations Inc.	7,189	220,055
Power-One Inc. (a)	16,518	74,331
Powerwave Technologies Inc. (a)	41,967	72,183
PRGX Global Inc. (a)	4,831	22,802
Procera Networks Inc. (a)	2,820	27,072
Progress Software Corp. (a)	16,675	292,646
PROS Holdings Inc. (a)	5,100	65,739
Pulse Electronics Corp.	10,480	29,973
QAD Inc. Class A (a)	1,458	15,586
QLIK Technologies Inc. (a)	17,424	377,404
Quantum Corp. (a)	55,695	100,808
Quepasa Corp. (a)	1,656	5,697
Quest Software Inc. (a)	14,973	237,771
QuinStreet Inc. (a)	6,798	70,359
Radisys Corp. (a)	4,829	29,553
Rambus Inc. (a)	24,258	339,612
RealD Inc. (a)	9,598	89,741
RealNetworks Inc.	5,369	45,261
RealPage Inc. (a)	7,516	153,702
Renaissance Learning Inc.	3,392	56,918
Responsys Inc. (a)	2,325	25,064
RF Micro Devices Inc. (a)	68,598	434,911
Richardson Electronics Ltd.	3,533	48,084
RightNow Technologies Inc. (a)	6,094	201,407
Rimage Corp.	2,297	29,057
Rofin-Sinar Technologies Inc. (a)	7,034	135,053
Rogers Corp. (a)	3,965	155,150
Rosetta Stone Inc. (a)	2,689	24,604
Rubicon Technology Inc. (a)	4,200	45,906
Rudolph Technologies Inc. (a)	7,917	52,965
S1 Corp. (a)	13,272	121,704
Saba Software Inc. (a)	7,000	40,320
Sanmina-SCI Corp. (a)	19,926	133,106
Sapient Corp.	27,008	273,861
ScanSource Inc. (a)	6,678	197,402
SciQuest Inc. (a)	3,054	45,627
SeaChange International Inc. (a)	6,200	47,740
Semtech Corp. (a)	16,149	340,744
ServiceSource International Inc. (a)	2,459	32,483
ShoreTel Inc. (a)	12,039	59,954
Sigma Designs Inc. (a)	7,596	59,553
Silicon Graphics International Corp. (a)	7,700	91,784

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Silicon Image Inc. (a)	19,173	$112,546
Smith Micro Software Inc. (a)	9,100	13,832
SolarWinds Inc. (a)	14,100	310,482
Sonus Networks Inc. (a)	52,506	113,938
Sourcefire Inc. (a)	6,900	184,644
Spansion Inc. Class A (a)	12,469	152,371
SPS Commerce Inc. (a)	2,106	34,307
SRS Labs Inc. (a)	2,700	19,332
SS&C Technologies Holdings Inc. (a)	6,217	88,841
Stamps.com Inc.	2,428	49,628
Standard Microsystems Corp. (a)	5,632	109,261
STEC Inc. (a)	10,200	103,428
Stratasys Inc. (a)	5,214	96,668
Stream Global Services Inc. (a)	2,200	4,532
SuccessFactors Inc. (a)	20,556	472,582
Super Micro Computer Inc. (a)	6,607	82,786
Supertex Inc. (a)	2,780	48,094
Support.com Inc. (a)	11,300	22,374
Sycamore Networks Inc.	4,927	88,932
Symmetricom Inc. (a)	11,346	49,242
Synaptics Inc. (a)	8,524	203,724
Synchronoss Technologies Inc. (a)	6,500	161,915
SYNNEX Corp. (a)	6,205	162,571
Syntel Inc.	3,758	162,308
Take-Two Interactive Software Inc. (a)	18,200	231,504
Taleo Corp. (a)	10,133	260,621
Tangoe Inc. (a)	2,518	28,479
TechTarget (a)	3,326	18,991
Tekelec (a)	15,119	91,319
TeleCommunication Systems Inc. Class A (a)	10,700	36,915
TeleNav Inc. (a)	4,108	36,438
TeleTech Holdings Inc. (a)	6,205	94,564
Tessera Technologies Inc. (a)	12,872	153,692
THQ Inc. (a)	17,309	29,945
TiVo Inc. (a)	29,440	274,970
TNS Inc. (a)	6,315	118,722
Travelzoo Inc. (a)	1,400	30,786
TriQuint Semiconductor Inc. (a)	40,415	202,883
TTM Technologies Inc. (a)	12,760	121,348
Tyler Technologies Inc. (a)	7,890	199,459
Ultimate Software Group Inc. (a)	6,391	298,588
Ultra Clean Holdings Inc. (a)	5,323	22,836
Ultratech Inc. (a)	6,079	104,255
Unisys Corp. (a)	10,679	167,554
United Online Inc.	21,456	112,215
Universal Display Corp. (a)	9,498	455,334
ValueClick Inc. (a)	19,464	302,860
VASCO Data Security International Inc. (a)	6,902	35,269
Veeco Instruments Inc. (a)	10,102	246,489
Verint Systems Inc. (a)	5,238	137,707
ViaSat Inc. (a)	8,899	296,426
Viasystems Group Inc. (a)	656	11,539
Virnetx Holding Corp. (a)	10,027	150,305
Virtusa Corp. (a)	3,800	50,160
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Vishay Precision Group Inc. (a)	3,021	$39,817
Vocus Inc. (a)	4,300	72,068
Volterra Semiconductor Corp. (a)	5,921	113,861
Wave Systems Corp. Class A (a)	20,279	47,453
Web.com Group Inc. (a)	7,157	49,956
Websense Inc. (a)	9,902	171,305
Westell Technologies Inc. Class A (a)	12,962	27,998
Wright Express Corp. (a)	9,498	361,304
XO Group Inc. (a)	7,700	62,909
X-Rite Inc. (a)	6,400	23,872
Xyratex Ltd.	7,527	69,775
Zillow Inc. (a)	1,009	27,596
Zix Corp. (a)	16,400	43,788
Zygo Corp. (a)	4,700	54,322

		41,132,602

Materials (4.48%)
A. Schulman Inc.	7,445	126,491
AEP Industries Inc. (a)	1,200	26,640
AM Castle & Co. (a)	4,189	45,828
AMCOL International Corp.	6,044	144,996
American Vanguard Corp.	5,613	62,641
Arch Chemicals Inc.	5,682	266,599
Balchem Corp.	7,088	264,453
Boise Inc.	25,576	132,228
Buckeye Technologies Inc.	9,980	240,618
Calgon Carbon Corp. (a)	14,052	204,738
Century Aluminum Co. (a)	12,700	113,538
Chase Corp.	1,554	16,706
Chemtura Corp. (a)	23,725	237,962
Clearwater Paper Corp. (a)	5,676	192,870
Coeur d’Alene Mines Corp. (a)	22,088	473,567
Deltic Timber Corp.	2,730	162,926
Eagle Materials Inc.	10,963	182,534
Ferro Corp. (a)	21,217	130,485
Flotek Industries Inc. (a)	12,328	57,572
FutureFuel Corp.	4,573	47,559
General Moly Inc. (a)	16,300	47,270
Georgia Gulf Corp. (a)	8,480	117,278
Globe Specialty Metals Inc.	15,605	226,585
Gold Resource Corp.	6,973	116,100
Golden Minerals Co. (a)	6,879	51,180
Golden Star Resources Ltd. (a)	64,808	120,543
Graphic Packaging Holding Co. (a)	39,260	135,447
Handy & Harman Ltd. (a)	1,448	14,610
Hawkins Inc.	2,165	68,934
Haynes International Inc.	3,000	130,350
HB Fuller Co.	12,254	223,268
Headwaters Inc. (a)	14,620	21,053
Hecla Mining Co. (a)	69,079	370,263
Horsehead Holding Corp. (a)	10,929	81,093
Innophos Holdings Inc.	5,400	215,298
Innospec Inc. (a)	5,849	141,604
Jaguar Mining Inc. (a)	21,255	99,898
Kaiser Aluminum Corp.	4,000	177,120

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Kapstone Paper and Packaging Corp. (a)	9,673	$134,358
KMG Chemicals Inc.	1,601	19,724
Koppers Holdings Inc.	5,119	131,098
Kraton Performance Polymers Inc. (a)	7,914	128,049
Landec Corp. (a)	6,700	35,644
Louisiana-Pacific Corp. (a)	32,610	166,311
LSB Industries Inc. (a)	4,600	131,882
Materion Corp. (a)	4,952	112,311
Metals USA Holdings Corp. (a)	2,796	25,024
Midway Gold Corp. (a)	19,405	39,004
Minerals Technologies Inc.	4,509	222,158
Myers Industries Inc.	7,845	79,627
Neenah Paper Inc.	3,553	50,382
NewMarket Corp.	2,271	344,897
NL Industries Inc.	1,843	23,093
Noranda Aluminum Holding Corp. (a)	5,604	46,793
Olin Corp.	19,810	356,778
Olympic Steel Inc.	2,300	38,962
OM Group Inc. (a)	7,691	199,735
Omnova Solutions Inc. (a)	10,758	38,514
P. H. Glatfelter Co.	11,596	153,183
Paramount Gold and Silver Corp. (a)	28,752	67,855
PolyOne Corp.	23,048	246,844
Quaker Chemical Corp.	3,100	80,352
Revett Minerals Inc. (a)	6,198	23,924
RTI International Metals Inc. (a)	7,374	171,962
Schweitzer-Mauduit International Inc.	3,974	222,027
Senomyx Inc. (a)	9,852	34,581
Sensient Technologies Corp.	12,353	402,090
Spartech Corp. (a)	7,804	24,973
Stepan Co.	1,951	131,068
Stillwater Mining Co. (a)	25,399	215,892
STR Holdings Inc. (a)	7,685	62,325
SunCoke Energy Inc. (a)	3,278	36,058
Texas Industries Inc.	5,627	178,601
Thompson Creek Metals Company Inc. (a)	37,404	227,042
TPC Group Inc. (a)	3,309	66,445
U.S. Energy Corp. (a)	6,598	15,241
United States Lime & Minerals Inc. (a)	600	23,940
Universal Stainless & Alloy Products Inc. (a)	1,824	46,366
US Gold Corp. (a)	25,800	103,458
Verso Paper Corp. (a)	2,478	4,138
Vista Gold Corp. (a)	17,304	57,795
Wausau Paper Corp.	12,526	80,041
Worthington Industries Inc.	14,196	198,318
Zep Inc.	5,331	80,072
Zoltek Companies Inc. (a)	7,105	45,685

		10,813,465

Telecommunication Services (0.97%)
8x8 Inc. (a)	15,329	62,389
AboveNet Inc.	5,694	305,198
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Telecommunication Services (Cont.)
Alaska Communications Systems Group Inc.	11,279	$73,990
Atlantic Tele-Network Inc.	2,249	73,947
Boingo Wireless Inc. (a)	1,410	10,082
Cbeyond Inc. (a)	7,000	49,420
Cincinnati Bell Inc. (a)	50,085	154,763
Cogent Communications Group Inc. (a)	11,400	153,330
Consolidated Communications Holdings Inc.	6,408	115,664
FairPoint Communications Inc. (a)	5,294	22,764
General Communication Inc. Class A (a)	10,482	85,952
Global Crossing Ltd. (a)	7,600	181,716
Globalstar Inc. (a)	25,072	10,254
HickoryTech Corp.	3,244	31,207
IDT Corp. Class B	3,305	67,422
inContact Inc. (a)	7,420	25,599
Iridium Communications Inc. (a)	10,783	66,855
Leap Wireless International Inc. (a)	15,074	104,011
Neutral Tandem Inc. (a)	8,500	82,280
NTELOS Holdings Corp.	7,500	132,975
PAETEC Holding Corp. (a)	31,326	165,715
Premiere Global Services Inc. (a)	12,840	82,433
Shenandoah Telecommunications Co.	6,038	67,263
SureWest Communications	3,429	35,902
Towerstream Corp. (a)	8,274	21,181
USA Mobility Inc.	5,566	73,471
Vonage Holdings Corp. (a)	34,179	88,866

		2,344,649

Utilities (3.97%)
Allete Inc.	7,851	287,582
American States Water Co.	4,678	158,725
Artesian Resources Corp. Class A	1,686	29,522
Atlantic Power Corp.	16,956	240,606
Avista Corp.	14,206	338,813
Black Hills Corp.	9,689	296,871
Cadiz Inc. (a)	3,002	23,746
California Water Service Group	10,408	184,326
Central Vermont Public Service Corp.	3,227	113,623
CH Energy Group Inc.	3,826	199,602
Chesapeake Utilities Corp.	2,308	92,574
Cleco Corp.	15,080	514,831
Connecticut Water Service Inc.	2,224	55,644
Consolidated Water Co. Ltd.	3,594	28,321
Dynegy Inc. (a)	25,666	105,744
El Paso Electric Co.	10,432	334,763
Empire District Electric Co., The	10,330	200,195
Idacorp Inc.	12,255	462,994
Laclede Group Inc., The	5,588	216,535
MGE Energy Inc.	5,659	230,152
Middlesex Water Co.	3,953	67,478
New Jersey Resources Corp.	10,176	433,192
Nicor Inc.	11,288	620,953
Northwest Natural Gas Co.	6,575	289,958

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
NorthWestern Corp.	8,911	$284,617
Ormat Technologies Inc.	4,405	70,832
Otter Tail Corp.	9,091	166,365
Pennichuck Corp.	1,170	32,737
Piedmont Natural Gas Company Inc.	17,605	508,608
PNM Resources Inc.	21,370	351,109
Portland General Electric Co.	18,537	439,142
SJW Corp.	3,348	72,886
South Jersey Industries Inc.	7,398	368,050
Southwest Gas Corp.	11,424	413,206
UIL Holdings Corp.	12,537	412,843
Unisource Energy Corp.	9,111	328,816
Unitil Corp.	2,623	67,359
WGL Holdings Inc.	12,552	490,407
York Water Co.	3,000	48,540

		9,582,267

Total Common Stocks
(cost $264,202,895)		237,036,202

Registered Investment Companies (0.84%)
Financials (0.84%)
Apollo Investment Corp.	48,429	364,186
Arlington Asset Investment Corp. Class A	1,537	36,965
BlackRock Kelso Capital Corp.	17,710	129,283
Capital Southwest Corp.	757	56,018
Fifth Street Finance Corp.	16,542	154,171
Gladstone Capital Corp.	5,050	34,643
Gladstone Investment Corp.	5,110	34,748
Golub Capital BDC LLC Inc.	2,651	39,367
Harris & Harris Group Inc. (a)	8,000	28,400
Hercules Technology Growth Capital Inc.	10,948	93,277
Kohlberg Capital Corp.	4,761	27,852
Main Street Capital Corp.	5,000	88,800
MCG Capital Corp.	18,458	73,094
Medallion Financial Corp.	3,600	33,480
Medley Capital Corp.	2,747	27,690
MVC Capital Inc.	5,754	60,244
New Mountain Finance Corp.	1,818	23,107
NGP Capital Resources Co.	5,276	34,505
PennantPark Investment Corp.	10,990	98,031
Prospect Capital Corp.	26,829	225,632
Solar Capital Ltd.	9,100	183,183
Solar Senior Capital Ltd.	1,978	28,266
THL Credit Inc.	2,262	24,701
TICC Capital Corp.	7,600	62,091
Triangle Capital Corp.	4,657	70,880

		2,032,614

Total Registered Investment Companies
(cost $3,055,740)		2,032,614
	14,927,795	14,927,795
	Shares	Value
Short-term Investments (1.21%)
JPMorgan U.S. Government Money
Market Fund	2,228,681	$2,228,681

	Principal amount	Value
U.S. Treasury Bill (c)
0.050%, 11/17/2011	$680,000	$679,989

Total Short-term Investments
(cost $2,908,637)		2,908,670

TOTAL INVESTMENTS (100.31%)
(cost $270,167,272)		241,977,486
LIABILITIES, NET OF OTHER ASSETS (-0.31%)		(750,345)

NET ASSETS (100.00%)		$241,227,141

(a)	Non-income producing security.
(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	At September 30, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (a) (97.85%)

Australia (8.21%)
AGL Energy Ltd.	8,858	$121,457
Alumina Ltd.	46,649	65,050
Amcor Ltd.	23,441	155,187
AMP Ltd.	53,635	201,457
Asciano Ltd.	57,275	78,913
ASX Ltd.	3,342	97,071
Australia & New Zealand Banking Group Ltd.	48,739	904,654
Bendigo and Adelaide Bank Ltd.	7,024	56,894
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	60,746	2,011,326
BlueScope Steel Ltd.	35,892	24,749
Boral Ltd.	13,782	45,865
Brambles Ltd.	27,937	172,225
Caltex Australia Ltd.	2,519	25,962
CFS Retail Property Trust	35,298	59,233
Coca-Cola Amatil Ltd.	10,924	125,144
Cochlear Ltd.	1,111	49,250
Commonwealth Bank of Australia	29,473	1,281,770
Computershare Ltd.	8,717	62,069
Crown Ltd.	8,609	65,583
CSL Ltd.	9,811	278,528
Dexus Property Group	95,444	75,230
Echo Entertainment Group Ltd. (b)	13,007	45,942
Fairfax Media Ltd.	44,224	34,755
Fortescue Metals Group Ltd.	23,621	98,666
Foster’s Group Ltd.	36,946	187,603
Goodman Group	132,262	72,465
GPT Group	33,723	101,430
Harvey Norman Holdings Ltd.	10,827	22,246
Iluka Resources Ltd.	8,043	94,141
Incitec Pivot Ltd.	30,761	95,306
Insurance Australia Group Ltd.	40,057	115,958
James Hardie Industries SE CDI (b)	8,492	46,434
Leighton Holdings Ltd.	2,900	51,505
Lend Lease Corp. Ltd.	10,208	68,557
Lynas Corporation Ltd. (b)	32,459	33,221
Macarthur Coal Ltd.	3,053	46,685
Macquarie Group Ltd.	6,206	134,211
MAP Group	7,407	22,935
Metcash Ltd.	14,152	55,788
Mirvac Group	66,941	73,595
National Australia Bank Ltd.	41,165	874,400
Newcrest Mining Ltd.	14,381	474,014
Onesteel Ltd.	26,354	30,885
Orica Ltd.	6,528	146,502
Origin Energy Ltd.	19,603	250,841
OZ Minerals Ltd.	6,252	55,698
Paladin Energy Ltd. (b)	12,671	14,540
Qantas Airways Ltd. (b)	21,256	28,494
QBE Insurance Group Ltd.	20,233	248,466
QR National Ltd.	32,682	98,829
Ramsay Health Care Ltd.	2,424	44,252
Rio Tinto Ltd.	8,198	480,185
Santos Ltd.	16,774	181,535
Sims Metal Management Ltd.	3,200	38,398
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Australia (Cont.)
Sonic Healthcare Ltd.	7,081	$77,397
SP Ausnet	29,743	26,712
Stockland	45,643	127,046
Suncorp Group Ltd.	24,550	186,915
Tabcorp Holding Ltd.	13,007	32,052
Tatts Group Ltd.	25,958	55,537
Telstra Corp. Ltd.	80,821	240,703
Toll Holdings Ltd.	12,395	51,978
Transurban Group	24,693	128,383
Wesfarmers Ltd.	18,886	570,633
Wesfarmers Ltd. PPS	2,841	87,409
Westfield Group	40,731	302,049
Westfield Retail Trust	55,498	129,159
Westpac Banking Corp.	56,653	1,097,100
Woodside Petroleum Ltd.	11,938	369,883
Woolworths Ltd.	22,912	547,518
WorleyParsons Ltd.	3,758	93,768

		14,450,341

Austria (0.25%)
Erste Group Bank AG	3,666	93,498
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	50,798
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	37,932
OMV AG	2,865	85,281
Raiffeisen Bank International AG	925	26,776
Telekom Austria AG	6,495	65,550
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	27,752
VoestAlpine AG	2,100	60,705

		448,292

Belgium (0.95%)
Ageas	42,227	72,720
Anheuser-Busch InBev NV	15,215	807,595
Bekaert NV	748	30,453
Belgacom SA	2,887	86,887
Colruyt SA	1,486	61,733
Delhaize Group	1,964	114,814
Dexia SA (b)	11,497	21,868
Groupe Bruxelles Lambert SA	1,544	108,441
KBC GROEP NV	3,112	71,796
Mobistar SA	573	32,711
Solvay SA	1,132	106,590
UCB SA	1,885	80,333
Umicore SA	2,161	78,342

		1,674,283

Denmark (0.99%)
A P Moller-Maersk A/S Class A	11	61,571
A P Moller-Maersk A/S Class B	24	140,981
Carlsberg A/S Class B	2,046	121,244

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Denmark (Cont.)
Coloplast A/S Class B	423	$60,955
Danske Bank A/S (b)	12,508	174,939
DSV A/S	3,960	71,250
Novo Nordisk A/S Class B	8,036	801,464
Novozymes A/S B Shares	882	125,401
Pandora A/S	1,127	7,514
TDC A/S	7,113	58,111
Tryg A/S	462	24,292
Vestas Wind Systems A/S (b)	3,873	62,767
William Demant Holding A/S (b)	420	31,591

		1,742,080

Finland (0.88%)
Elisa OYJ	2,608	53,314
Fortum OYJ	8,581	201,987
Kesko OYJ	1,244	38,274
Kone Corp. OYJ Class B	2,981	141,786
Metso OYJ	2,422	70,894
Neste Oil OYJ	2,575	22,347
Nokia OYJ	69,938	395,483
Nokian Renkaat OYJ	2,041	61,103
Orion OYJ Class B	1,774	35,721
Outokumpu OYJ	2,280	14,961
Pohjola Bank PLC	2,708	28,488
Rautaruukki OYJ	1,714	17,188
Sampo OYJ A Shares	7,704	193,505
Sanoma OYJ	1,601	18,821
Stora Enso OYJ R Shares	11,310	66,199
UPM-Kymmene OYJ	9,966	112,586
Wartsila OYJ Class B	3,221	76,429

		1,549,086

France (8.75%)
Accor SA	2,885	76,826
Aeroports de Paris (ADP)	661	49,720
Air France-KLM (b)	2,563	18,733
Air Liquide SA	5,314	620,547
Alcatel-Lucent (b)	44,310	128,477
Alstom SA	3,970	130,760
Arkema	1,063	61,557
AtoS	891	38,456
AXA SA	32,486	422,639
BNP Paribas SA	18,098	713,470
Bouygues SA	4,553	150,620
Bureau Veritas SA	1,044	75,048
Cap Gemini SA	2,819	93,728
Carrefour SA	11,086	252,450
Casino Guichard Perrachon SA	1,082	84,456
Christian Dior SA	1,047	117,224
Cie Generale des Etablissements Michelin Class B	3,265	195,274
CNP Assurances	2,948	43,406
Compagnie de Saint-Gobain	7,342	280,107
Compagnie Generale de Geophysique-Veritas (b)	2,735	48,173
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Credit Agricole SA	16,799	$115,532
DANONE SA	11,018	677,312
Dassault Systemes SA	1,150	81,207
Edenred	3,060	72,898
Eiffage SA	792	24,430
Electricite de France	4,598	133,162
Eramet	97	13,392
Essilor International SA	3,858	277,440
Eurazeo	596	25,032
European Aeronautic Defence and Space Co. NV	7,836	220,261
Eutelsat Communications	1,935	77,733
Fonciere des Regions	533	37,180
France Telecom SA	34,908	571,334
GDF Suez	23,162	688,182
Gecina SA	421	36,799
Groupe Eurotunnel SA	10,072	85,362
ICADE	451	35,237
Iliad SA	364	40,664
Imerys SA	652	32,615
JC Decaux SA (b)	1,333	33,083
Klepierre	1,999	56,035
Lafarge SA	3,824	131,427
Lagardere SCA	2,310	56,741
Legrand SA	3,780	117,839
L’Oreal SA	4,498	438,792
LVMH Moet Hennessy Louis Vuitton SA	4,770	629,642
M6 Metropole Television SA	1,068	17,316
Natixis	17,894	56,290
Neopost SA	658	48,248
Pernod Ricard SA	3,679	288,039
Peugeot SA	2,951	62,779
PPR SA	1,452	187,687
Publicis Groupe	2,385	99,541
Renault SA	3,668	121,497
Safran SA	3,239	99,084
Sanofi	21,152	1,391,310
Schneider Electric SA	9,193	491,968
SCOR SE	3,304	71,271
SES FDR	5,664	137,835
Societe BIC SA	554	47,169
Societe Generale	11,734	307,170
Societe Television Francaise 1	2,151	26,741
Sodexo	1,805	118,854
STMicroelectronics NV	12,436	81,271
Suez Environnement Co.	4,424	61,569
Technip SA	1,885	151,020
Thales SA	1,932	60,389
Total SA	40,317	1,778,761
Unibail-Rodamco SE	1,758	313,692
Vallourec SA	2,029	116,194
Veolia Environnement	6,043	88,252
Vinci SA	8,282	355,231
Vivendi	23,129	470,904

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Wendel	630	$39,481

		15,400,565

Germany (7.23%)
Adidas AG	4,002	243,545
Allianz SE Reg.	8,581	804,290
Axel Springer AG	771	26,536
BASF SE	17,415	1,061,713
Bayer AG	15,590	860,316
Bayerische Motoren Werke (BMW) AG	6,184	408,522
Beiersdorf AG	1,955	104,611
Brenntag AG	643	55,780
Celesio AG	1,666	21,920
Commerzbank AG (b)	68,317	171,214
Continental AG (b)	1,536	88,658
Daimler AG Registered Shares	17,183	764,204
Deutsche Bank AG Reg.	17,510	606,744
Deutsche Boerse AG	3,726	188,445
Deutsche Lufthansa AG Reg.	4,325	56,070
Deutsche Post AG	16,133	206,548
Deutsche Telekom AG	52,824	620,040
E.On AG	33,888	735,233
Fraport AG	731	43,044
Fresenius Medical Care AG & Co. KGaA	3,773	255,957
Fresenius SE & Co. KGaA	2,184	194,129
GEA Group AG	3,354	78,291
Hannover Rueckversicherung AG Reg.	1,196	54,073
HeidelbergCement AG	2,695	97,907
Henkel AG & Co. KGaA	2,455	107,596
Hochtief AG	815	50,906
Infineon Technologies AG	20,764	153,209
K+S AG Reg.	3,307	173,118
Kabel Deutschland Holding AG (b)	1,725	92,496
Lanxess AG	1,600	76,752
Linde AG	3,167	423,787
MAN AG	1,218	94,415
MAN SE New	1,300	164,170
Merck KGaA	1,229	100,666
Metro AG	2,527	107,268
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,514	436,427
QIAGEN NV (b)	4,488	62,334
RWE AG	8,027	296,101
Salzgitter AG	753	36,139
SAP AG	17,326	881,585
Siemens AG Reg.	15,483	1,393,011
Suedzucker AG	1,221	34,690
ThyssenKrupp AG	6,430	157,994
TUI AG (b)	2,691	13,835
United Internet AG Reg.	2,199	37,173
Volkswagen AG	549	67,642
Wacker Chemie AG	301	26,723

		12,735,827

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Greece (0.15%)
Alpha Bank AE (b)	9,983	$17,414
Bank of Cyprus Public Co. Ltd.	16,344	25,236
Coca-Cola Hellenic Bottling Co. SA (b)	3,442	60,664
EFG Eurobank Ergasias (b)	6,342	7,762
Hellenic Telecommunications Organization SA	4,860	20,659
National Bank of Greece SA (b)	18,232	65,961
OPAP SA	4,278	43,148
Public Power Corp. SA	2,317	18,404

		259,248

Hong Kong (2.65%)
AIA Group Ltd.	158,219	450,076
ASM Pacific Technology Ltd.	3,600	35,141
Bank of East Asia Ltd.	29,317	90,040
BOC Hong Kong Holdings Ltd.	71,500	151,174
Cathay Pacific Airways Ltd.	23,494	38,343
Cheung Kong Holdings Ltd.	26,364	285,802
Cheung Kong Infrastructure Holdings Ltd.	9,175	53,452
CLP Holdings Ltd.	36,005	324,377
Esprit Holdings Ltd.	23,659	28,654
Foxconn International Holdings Ltd. (b)	42,000	21,697
Galaxy Entertainment Group Ltd. (b)	23,880	34,515
Hang Lung Group Ltd.	17,000	86,620
Hang Lung Properties Ltd.	47,000	139,840
Hang Seng Bank Ltd.	14,743	172,710
Henderson Land Development Co. Ltd.	15,881	71,299
Hong Kong & China Gas Co. Ltd.	90,499	203,705
Hong Kong Exchanges & Clearing Ltd.	19,000	275,611
Hopewell Holdings Ltd.	10,500	30,127
Hutchison Whampoa Ltd.	40,700	301,198
Hysan Development Co. Ltd.	11,856	35,919
Kerry Properties Ltd.	13,657	43,591
Li & Fung Ltd.	109,240	183,103
Lifestyle International Holdings Ltd.	10,500	26,638
Link REIT, The	42,544	134,414
MTR Corp.	28,188	84,374
New World Development Co. Ltd.	46,238	44,212
NWS Holdings Ltd.	25,260	33,423
Orient Overseas International Ltd.	4,400	17,579
PCCW Ltd.	81,000	30,125
Power Assets Holdings Ltd.	25,482	194,961
Sands China Ltd. (b)	46,053	107,749
Shangri-La Asia Ltd.	26,283	50,251
Sino Land Co. Ltd.	49,874	65,864
SJM Holdings Ltd.	32,022	56,730
Sun Hung Kai Properties Ltd.	26,000	298,272
Swire Pacific Ltd. Class A	13,821	142,009
Wharf Holdings Ltd.	28,700	141,596
Wheelock and Co. Ltd.	18,000	53,257
Wing Hang Bank Ltd.	3,252	26,247

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Wynn Macau Ltd.	29,936	$70,416
Yue Yuen Industrial Holdings Ltd.	14,000	36,208

		4,671,319

Ireland (0.25%)
CRH PLC (Dublin)	13,615	210,417
Elan Corp. PLC (b)	9,533	101,048
Kerry Group PLC Class A	2,652	92,755
Ryanair Holdings PLC (b)	7,328	32,374

		436,594

Israel (0.65%)
Bank Hapoalim B.M.	20,381	70,369
Bank Leumi Le-Israel	22,984	70,415
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	63,360
Cellcom Israel Ltd.	971	19,823
Delek Group Ltd.	78	11,825
Elbit Systems Ltd.	455	17,717
Israel Chemicals Ltd.	8,329	94,853
Israel Corporation Ltd., The	45	28,815
Israel Discount Bank Class A (b)	14,983	21,977
Makhteshim-Agan Industries Ltd. (b)	4,697	25,705
Mizrahi Tefahot Bank Ltd.	2,374	19,501
NICE Systems Ltd. (b)	1,215	36,565
Partner Communications Company Ltd.	1,670	15,825
Teva Pharmaceutical Industries Ltd.	17,705	655,973

		1,152,723

Italy (2.29%)
A2A SpA	20,416	25,398
Assicurazioni Generali SpA	21,734	344,184
Atlantia SpA	6,064	87,191
Autogrill SpA	2,144	21,557
Banca Carige SpA	12,622	24,411
Banca Monte Dei Paschi di Siena SpA	81,783	45,418
Banco Popolare Societa Cooperativa	33,734	55,776
Enel Green Power SpA	33,575	76,494
Enel SpA	123,727	546,157
Eni SpA	45,501	800,486
EXOR SpA	1,287	25,191
Fiat Industrial SpA (b)	14,725	110,028
Fiat SpA	14,506	78,319
Finmeccanica SpA	7,705	53,313
Intesa Sanpaolo	192,169	301,367
Intesa Sanpaolo RSP	18,229	23,432
Luxottica Group SpA	1,812	46,052
Mediaset SpA	14,001	44,097
Mediobanca SpA	9,887	77,620
Parmalat SpA	6,665	14,073
Pirelli & Co. SpA	4,795	34,106
Prysmian SpA	3,927	51,590
Saipem SpA	5,059	177,562
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Snam Rete Gas SpA	30,777	$142,085
Telecom Italia RNC SpA	116,518	113,317
Telecom Italia SpA	179,773	195,325
Tenaris SA	9,076	114,326
Terna - Rete Elettrica Nationale SpA	22,983	85,227
UBI Banca - Unione di Banche Italiane ScpA	14,865	55,030
UniCredit SpA	248,983	264,014

		4,033,146

Japan (22.63%)
ABC-Mart Inc.	500	19,214
Advantest Corp.	2,800	30,182
Aeon Co. Ltd.	11,400	154,204
Aeon Credit Service Co. Ltd.	1,700	26,153
Aeon Mall Co. Ltd.	1,400	31,979
Air Water Inc.	2,769	34,225
Aisin Seiki Co. Ltd.	3,700	123,193
Ajinomoto Co. Inc.	12,000	141,755
Alfresa Holdings Corp.	800	33,448
All Nippon Airways Co. Ltd.	15,000	46,945
Amada Co. Ltd.	7,000	46,046
Aozora Bank Ltd.	11,000	25,327
Asahi Glass Co. Ltd.	19,000	185,501
Asahi Group Holdings Ltd.	7,300	154,682
Asahi Kasei Corp.	24,000	143,835
ASICS Corp.	3,000	40,963
Astellas Pharma Inc.	8,498	320,773
Bank of Kyoto Ltd., The	6,000	53,420
Bank of Yokohama Ltd., The	23,000	115,338
Benesse Holdings Inc.	1,300	57,590
Bridgestone Corp.	12,400	281,352
Brother Industries Ltd.	4,300	50,519
Canon Inc.	21,300	967,148
Casio Computer Co. Ltd.	4,800	30,391
Central Japan Railway Co.	28	244,350
Chiba Bank Ltd., The	14,000	97,103
Chiyoda Corp.	3,077	29,998
Chubu Electric Power Co. Inc.	13,100	245,352
Chugai Pharmaceutical Co. Ltd.	4,300	72,844
Chugoku Bank Ltd., The	3,000	44,180
Chugoku Electric Power Company Inc., The	5,500	96,737
Citizen Holdings Co. Ltd.	4,800	23,900
Coca-Cola West Co. Ltd.	1,299	24,917
Cosmo Oil Co. Ltd.	11,000	27,226
Credit Saison Co. Ltd.	2,800	53,986
Dai Nippon Printing Co. Ltd.	10,000	103,411
Daicel Chemical Industries Ltd.	6,000	34,158
Daido Steel Co. Ltd.	5,000	29,904
Daihatsu Motor Co. Ltd.	3,000	54,435
Dai-ichi Life Insurance Company Ltd.	173	178,823
Daiichi Sankyo Co. Ltd.	12,840	267,669
Daikin Industries Ltd.	4,200	120,298
Dainippon Sumitomo Pharma Co. Ltd.	3,000	32,971
Daito Trust Construction Co. Ltd.	1,400	128,351

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Daiwa House Industry Co. Ltd.	9,000	$115,239
Daiwa Securities Group Inc.	32,000	119,496
DeNA Co. Ltd.	1,900	79,594
Denki Kagaku Kogyo KK	9,000	34,313
Denso Corp.	9,300	298,968
Dentsu Inc.	3,516	111,396
East Japan Railway Co.	6,313	382,736
Eisai Co. Ltd.	4,800	193,673
Electric Power Development Co. Ltd.	2,300	67,965
Elpida Memory Inc. (b)	4,900	30,648
FamilyMart Co. Ltd.	1,200	45,831
Fanuc Corp.	3,600	495,885
Fast Retailing Co. Ltd.	1,000	179,097
Fuji Electric Co. Ltd.	10,000	25,887
Fuji Heavy Industries Ltd.	11,000	64,587
FUJIFILM Holdings Corp.	8,900	206,840
Fujitsu Ltd.	36,000	169,770
Fukuoka Financial Group Inc.	15,000	62,763
Furukawa Electric Co. Ltd.	12,000	32,682
Gree Inc.	1,779	54,255
GS Yuasa Corp.	7,000	32,824
Gunma Bank Ltd.	7,000	39,017
Hachijuni Bank Ltd., The	8,549	52,369
Hakuhodo DY Holdings Inc.	490	28,426
Hamamatsu Photonics K.K.	1,293	52,116
Hino Motors Ltd.	5,000	29,749
Hirose Electric Co. Ltd.	600	55,778
Hiroshima Bank Ltd., The	10,000	49,494
Hisamitsu Pharmaceutical Co. Inc.	1,200	57,659
Hitachi Chemical Co. Ltd.	2,100	34,670
Hitachi Construction Machinery Co. Ltd.	2,100	35,160
Hitachi High-Technologies Corp.	1,200	24,080
Hitachi Ltd.	84,000	416,981
Hitachi Metals Ltd.	3,000	34,546
Hokkaido Electric Power Co. Inc.	3,600	53,067
Hokuhoku Financial Group Inc.	24,000	52,439
Hokuriku Electric Power Co.	2,800	51,665
Honda Motor Co. Ltd.	30,900	905,211
Hoya Corp.	8,300	192,432
Ibiden Co. Ltd.	2,300	48,604
Idemitsu Kosan Co. Ltd.	400	35,833
IHI Corp.	25,000	55,116
INPEX Corp.	42	257,926
Isetan Mitsukoshi Holdings Ltd.	7,240	73,277
Isuzu Motors Ltd.	23,000	98,811
Itochu Corp.	28,000	267,563
Itochu Techno-Solutions Corp.	600	26,994
Iyo Bank Ltd., The	5,000	51,012
J. Front Retailing Co. Ltd.	9,600	45,565
Japan Petroleum Exploration Co.	600	21,810
Japan Prime Realty Investment Corp.	13	33,382
Japan Real Estate Investment Corp.	9	87,989
Japan Retail Fund Investment Corp.	31	49,842
Japan Steel Works Ltd., The	6,000	35,790
Japan Tobacco Inc.	86	402,270
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
JFE Holdings Inc.	8,800	$177,639
JGC Corp.	4,000	97,817
Joyo Bank Ltd., The	13,000	60,479
JS Group Corp.	5,100	142,774
JSR Corp.	3,500	60,220
JTEKT Corp.	4,300	51,454
Jupiter Telecommunications Co. Ltd.	33	35,706
JX Holdings Inc.	43,100	241,907
Kajima Corp.	17,000	55,795
Kamigumi Co. Ltd.	5,000	44,630
Kaneka Corp.	5,000	28,284
Kansai Electric Power Company Inc., The	14,400	248,852
Kansai Paint Co. Ltd.	4,000	38,331
Kao Corp.	9,700	270,187
Kawasaki Heavy Industries Ltd.	27,000	68,852
Kawasaki Kisen Kaisha Ltd.	15,000	31,195
KDDI Corp.	55	378,640
Keikyu Corp.	9,000	83,090
Keio Corp.	11,000	78,696
Keisei Electric Railway Co. Ltd.	5,000	33,904
Keyence Corp.	770	210,714
Kikkoman Corp.	3,000	34,274
Kinden Corp.	3,000	25,939
Kintetsu Corp.	29,000	109,339
Kirin Holdings Co. Ltd.	15,000	196,201
Kobe Steel Ltd.	48,000	80,123
Koito Manufacturing Company Ltd.	1,924	30,438
Komatsu Ltd.	17,700	381,613
Konami Corp.	1,700	57,072
Konica Minolta Holdings Inc.	9,000	61,710
Kubota Corp.	22,000	179,411
Kuraray Co. Ltd.	6,600	90,011
Kurita Water Industries Ltd.	2,200	61,673
Kyocera Corp.	2,900	242,485
Kyowa Hakko Kirin Co. Ltd.	5,000	55,748
Kyushu Electric Power Co. Inc.	7,700	123,800
Lawson Inc.	1,200	67,926
Mabuchi Motor Co. Ltd.	500	23,222
Makita Corp.	2,200	78,304
Marubeni Corp.	30,000	167,519
Marui Group Co. Ltd.	4,400	33,082
Maruichi Steel Tube Ltd.	1,000	23,614
Mazda Motor Corp. (b)	29,000	58,660
McDonald’s Holdings Company Ltd. (Japan)	1,300	34,673
MEDIPAL HOLDINGS CORP.	2,900	29,374
MEIJI Holdings Company Ltd.	1,368	64,916
Minebea Co. Ltd.	7,000	23,500
Miraca Holdings Inc.	1,090	47,910
Mitsubishi Chemical Holdings Corp.	26,000	176,326
Mitsubishi Corp.	26,000	529,350
Mitsubishi Electric Corp.	37,000	327,741
Mitsubishi Estate Co. Ltd.	23,000	373,074
Mitsubishi Gas Chemical Co. Inc.	8,000	49,112
Mitsubishi Heavy Industries Ltd.	58,000	244,621

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Mitsubishi Logistics Corp.	2,000	$21,550
Mitsubishi Materials Corp.	21,000	51,136
Mitsubishi Motors Corp. (b)	67,968	90,085
Mitsubishi Tanabe Pharma Corp.	4,300	79,943
Mitsubishi UFJ Financial Group Inc.	240,500	1,103,812
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	46,307
Mitsui & Co. Ltd.	32,600	472,220
Mitsui Chemicals Inc.	16,000	53,517
Mitsui Engineering & Shipbuilding Co. Ltd.	14,000	23,511
Mitsui Fudosan Co. Ltd.	16,000	252,755
Mitsui OSK Lines Ltd.	22,000	84,764
Mitsui Sumitomo Insurance Group Holdings Inc.	10,900	237,159
Mizuho Financial Group Inc.	428,629	627,678
Murata Manufacturing Co. Ltd.	3,900	211,748
Nabtesco Corp.	1,945	36,762
Namco Bandai Holdings Inc.	4,000	54,176
NEC Corp. (b)	51,000	103,608
NGK Insulators Ltd.	5,000	75,237
NGK Spark Plug Co. Ltd.	3,000	40,771
NHK Spring Co. Ltd.	3,000	26,507
Nidec Corp.	2,100	169,127
Nikon Corp.	6,500	153,328
Nintendo Co. Ltd.	1,900	279,181
Nippon Building Fund Inc.	10	103,523
Nippon Electric Glass Co. Ltd.	7,500	68,152
Nippon Express Co. Ltd.	16,000	68,248
Nippon Meat Packers Inc.	3,000	38,986
Nippon Paper Group Inc.	2,000	53,248
Nippon Sheet Glass Co. Ltd.	17,000	38,035
Nippon Steel Corp.	98,000	281,073
Nippon Telegraph & Telephone Corp.	9,013	431,796
Nippon Yusen Kabushiki Kaish	29,000	78,660
Nishi-Nippon City Bank Ltd., The	12,000	36,878
Nissan Motor Co. Ltd.	46,500	411,434
Nisshin Seifun Group Inc.	3,800	49,604
Nisshin Steel Co. Ltd.	12,000	21,418
Nissin Foods Holdings Co. Ltd.	1,100	44,260
Nitori Holdings Co. Ltd.	700	70,462
Nitto Denko Corp.	3,200	125,941
NKSJ Holdings Inc.	7,250	160,945
NOK Corp.	2,000	36,183
Nomura Holdings Inc.	67,700	246,896
Nomura Real Estate Holdings Inc.	1,800	27,232
Nomura Real Estate Office Fund Inc.	5	30,491
Nomura Research Institute Ltd.	2,000	45,686
NSK Ltd.	7,000	51,443
NTN Corp.	9,000	42,208
NTT Data Corp.	25	77,161
NTT DoCoMo Inc.	287	522,928
NTT Urban Development Corp.	23	16,714
Obayashi Corp.	12,000	59,274
Odakyu Electric Railway Co. Ltd.	12,000	114,062
Oji Paper Co. Ltd.	16,000	87,757
Olympus Corp.	4,100	126,542
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Omron Corp.	4,000	$78,554
Ono Pharmaceutical Co. Ltd.	1,600	95,463
Oracle Corp. Japan	700	24,644
Oriental Land Co. Ltd.	900	96,023
Orix Corp.	2,020	158,545
Osaka Gas Co. Ltd.	34,000	141,257
OTSUKA Corp.	300	20,679
Otsuka Holdings Co. Ltd.	4,831	132,351
Panasonic Corp.	41,200	398,208
Rakuten Inc.	138	160,776
Resona Holdings Inc.	36,595	174,599
Ricoh Co. Ltd.	13,000	108,957
RINNAI Corp.	600	50,091
Rohm Co. Ltd.	1,900	99,113
Sankyo Co. Ltd.	1,000	54,110
Santen Pharmaceutical Co. Ltd.	1,400	58,840
SBI Holdings Inc.	400	34,563
Secom Co. Ltd.	4,000	192,930
Sega Sammy Holdings Inc.	4,126	96,263
Seiko Epson Corp.	2,600	33,085
Sekisui Chemical Co. Ltd.	8,000	67,259
Sekisui House Ltd.	11,000	103,074
Seven & I Holdings Co. Ltd.	14,080	394,664
Seven Bank Ltd.	11	21,470
Sharp Corp.	19,000	159,623
Shikoku Electric Power Co. Inc.	3,600	98,969
Shimadzu Corp.	4,000	33,742
Shimamura Co. Ltd.	400	41,932
Shimano Inc.	1,400	74,103
Shimizu Corp.	11,000	48,282
Shin-Etsu Chemical Co. Ltd.	7,600	372,807
Shinsei Bank Ltd.	26,000	29,224
Shionogi & Co. Ltd.	5,700	84,334
Shiseido Co. Ltd.	6,900	133,816
Shizuoka Bank Ltd., The	11,000	115,250
Showa Denko K.K.	28,000	55,271
Showa Shell Sekiyu K.K.	3,400	24,219
SMC Corp.	1,000	146,162
Softbank Corp.	16,300	476,939
Sojitz Corp.	25,200	46,038
Sony Corp.	18,700	357,955
Sony Financial Holdings Inc.	3,400	51,910
Square Enix Holdings Co. Ltd.	1,200	21,608
Stanley Electric Co. Ltd.	2,800	42,311
SUMCO Corp. (b)	2,300	21,479
Sumitomo Chemical Co. Ltd.	30,000	115,756
Sumitomo Corp.	20,800	257,370
Sumitomo Electric Industries Ltd.	14,300	167,945
Sumitomo Heavy Industries Ltd.	10,000	51,138
Sumitomo Metal Industries Ltd.	64,000	132,651
Sumitomo Metal Mining Co. Ltd.	10,000	132,402
Sumitomo Mitsui Financial Group Inc.	25,289	712,532
Sumitomo Mitsui Trust Holdings Inc.	57,000	188,664
Sumitomo Realty & Development Co. Ltd.	6,000	115,338
Sumitomo Rubber Industries Ltd.	3,500	44,752

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Suruga Bank Ltd.	3,000	$29,227
Suzuken Co. Ltd.	1,280	34,428
Suzuki Motor Corp.	6,498	143,235
Sysmex Corp.	1,400	50,371
T&D Holdings Inc.	11,100	104,578
Taisei Corp.	19,000	52,307
Taisho Pharmaceutical Co. Ltd. (c)	2,000	14,734
Taiyo Nippon Sanso Corp.	5,000	34,813
Takashimaya Co. Ltd.	5,000	36,464
Takeda Pharmaceutical Co. Ltd.	14,900	706,681
TDK Corp.	2,400	83,720
Teijin Ltd.	18,000	64,709
Terumo Corp.	3,200	166,542
THK Co. Ltd.	2,400	39,938
Tobu Railway Co. Ltd.	19,000	89,497
Toho Co. Ltd.	2,200	38,427
Toho Gas Co. Ltd.	8,000	52,506
Tohoku Electric Power Co. Inc.	8,700	120,534
Tokio Marine Holdings Inc.	13,900	352,267
Tokyo Electric Power Company Inc., The (b)	28,000	84,648
Tokyo Electron Ltd.	3,300	149,687
Tokyo Gas Co. Ltd.	49,000	227,596
Tokyu Corp.	22,000	110,554
Tokyu Land Corp.	8,000	28,754
TonenGeneral Sekiyu KK	5,000	57,452
Toppan Printing Co. Ltd.	11,000	80,116
Toray Industries Inc.	28,000	196,088
Toshiba Corp.	77,000	314,117
Tosoh Corp.	10,000	31,335
Toto Ltd.	6,000	52,924
Toyo Seikan Kaisha Ltd.	2,800	42,374
Toyo Suisan Kaisha Ltd.	1,000	27,425
Toyoda Gosei Co. Ltd.	1,200	22,848
Toyota Boshoku Corp.	1,400	20,007
Toyota Industries Corp.	3,400	99,159
Toyota Motor Corp.	52,000	1,782,516
Toyota Tsusho Corp.	4,200	71,856
Trend Micro Inc.	2,000	62,550
Tsumura & Co.	1,100	35,072
UBE Industries Ltd.	19,000	63,142
Unicharm Corp.	2,200	105,520
Ushio Inc.	2,000	30,448
USS Co. Ltd.	420	35,711
West Japan Railway Co.	3,300	141,458
Yahoo Japan Corp.	272	84,479
Yakult Honsha Co. Ltd.	1,800	56,162
Yamada Denki Co. Ltd.	1,470	102,237
Yamaguchi Financial Group Inc.	4,000	40,427
Yamaha Corp.	2,900	31,381
Yamaha Motor Co. Ltd. (b)	5,400	71,292
Yamato Holdings Co. Ltd.	7,500	136,735
Yamato Kogyo Co. Ltd.	800	20,983
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Yamazaki Baking Co. Ltd.	2,000	$30,329
Yaskawa Electric Corp.	4,000	30,156
Yokogawa Electric Corp. (b)	4,200	39,729

		39,852,222

Netherlands (2.53%)
Aegon NV (b)	33,077	134,074
Akzo Nobel NV	4,429	195,440
ArcelorMittal	15,819	252,737
ASML Holding NV	7,992	276,351
Corio NV	1,163	53,587
Delta Lloyd NV	1,937	30,567
Fugro NV	1,297	65,409
Heineken Holding NV	2,185	84,324
Heineken NV	5,002	224,543
ING Groep NV (b)	71,869	506,953
Koninklijke Ahold NV	21,599	254,008
Koninklijke Boskalis Westminster NV CVA	1,394	42,877
Koninklijke DSM NV	2,982	129,653
Koninklijke KPN NV	28,672	377,640
Koninklijke Philips Electronics NV	18,920	339,462
Koninklijke Vopak NV	1,370	65,478
Randstad Holding NV	2,287	72,911
Reed Elsevier NV	13,033	143,318
SBM Offshore NV	3,176	55,046
TNT Express NV	5,797	40,534
TNT NV	6,882	30,103
Unilever NV CVA	30,960	979,988
Wolters Kluwer - CVA	5,648	91,659

		4,446,662

New Zealand (0.13%)
Auckland International Airport Ltd.	18,043	31,362
Contact Energy Ltd. (b)	6,557	27,087
Fletcher Building Ltd.	13,097	76,600
Sky City Entertainment Group Ltd.	10,408	26,340
Telecom Corp. of New Zealand Ltd.	36,499	72,550

		233,939

Norway (0.86%)
Aker Solutions ASA	3,204	30,692
DnB NOR ASA	18,674	186,108
Gjensidige Forsikring Asa	3,900	40,264
Norsk Hydro ASA	17,941	81,374
Orkla ASA	14,531	110,453
Renewable Energy Corp. AS (b)	9,795	8,568
Seadrill Ltd.	5,945	164,179
Statoil ASA	20,954	449,628
Subsea 7 SA (b)	5,417	102,901
Telenor ASA	13,658	210,650

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Norway (Cont.)
Yara International ASA	3,602	$137,419

		1,522,236

Portugal (0.25%)
Banco Comercial Portugues SA - R (b)	61,865	16,008
Banco Espirito Santo SA Reg.	10,333	27,368
CIMPOR-Cimentos de Portugal SGPS SA	3,597	24,020
EDP Renovaveis SA (b)	4,124	22,456
Energias de Portugal SA	36,544	112,555
Galp Energia SGPS SA B Shares	4,538	82,873
Jeronimo Martins SGPS SA	4,129	64,480
Portugal Telecom SGPS SA	12,899	94,768

		444,528

Singapore (1.70%)
Ascendas Real Estate
Investment Trust	34,000	52,429
Capitaland Ltd.	50,000	93,290
Capitamall Trust	37,000	51,311
CapitaMalls Asia Ltd.	26,807	24,704
City Developments Ltd.	9,000	65,253
Comfortdelgro Corp. Ltd.	36,000	35,747
Cosco Corp. Singapore Ltd.	19,000	13,255
DBS Group Holdings Ltd.	33,086	296,684
Fraser and Neave Ltd.	17,894	78,547
Genting Singapore PLC (b)	118,000	137,016
Global Logistic Properties Ltd. (b)	35,726	44,801
Golden Agri-Resources Ltd.	125,330	57,998
Hutchison Port Holdings Trust	100,000	66,751
Jardine Cycle & Carriage Ltd.	1,863	59,198
Keppel Corp. Ltd.	27,400	160,681
Keppel Land Ltd.	14,101	27,543
Neptune Orient Lines Ltd.	17,000	14,016
Noble Group Ltd.	72,800	72,630
Olam International Ltd.	24,798	42,257
Oversea-Chinese Banking Corporation Ltd.	46,907	289,097
Sembcorp Industries Ltd.	19,220	49,608
Sembcorp Marine Ltd.	15,800	38,687
Singapore Airlines Ltd.	10,267	88,891
Singapore Exchange Ltd.	17,000	85,450
Singapore Press Holdings Ltd.	30,000	85,777
Singapore Technologies Engineering Ltd.	29,000	61,732
Singapore Telecommunications Ltd.	149,450	360,254
StarHub Ltd.	12,000	26,083
United Overseas Bank Ltd.	23,881	307,080
UOL Group Ltd.	8,639	27,227
Wilmar International Ltd.	37,000	147,233
Yangzijiang Shipbuilding Holdings Ltd.	36,548	24,408

		2,985,638

Spain (3.42%)
Abertis Infraestructuras SA	7,097	109,132
Acciona SA	474	39,959
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Spain (Cont.)
Acerinox SA	1,980	$22,251
ACS Actividades de Construccion y Servicios SA	2,725	96,030
Amadeus IT Holding SA A Shares	4,710	75,251
Banco Bilbao Vizcaya Argentaria SA	81,834	677,557
Banco Bilbao Vizcaya Argentaria SA Rights (b)	81,834	12,060
Banco de Sabadell SA	21,240	75,838
Banco Popular Espanol SA	18,414	84,953
Banco Santander SA (Madrid)	160,027	1,308,363
Bankia SA (b)	16,625	81,610
Bankinter SA	4,050	21,996
Bankinter SA Rights (b) (c)	53	291
CaixaBank	12,696	55,623
CaixaBank Rights (b)	12,696	1,038
Distribuidora Internacional de Alimentacion SA (b)	11,086	44,142
Enagas SA	3,355	61,659
Ferrovial SA	7,050	80,368
Fomento de Construcciones y Contratas SA	994	24,506
Gas Natural SDG SA	6,391	108,680
Grifols SA (b)	2,785	51,936
Iberdrola SA	73,831	499,164
Indra Sistemas SA	1,989	28,595
Industria de Diseno Textil SA	4,058	346,412
International Consolidated Airlines Group SA (b)	17,929	42,208
Mapfre SA	14,174	43,767
Mediaset Espana Comunicacion SA	3,319	18,867
Red Electrica Corporacion SA	2,041	93,006
Repsol YPF SA	14,799	390,675
Telefonica SA	77,677	1,488,665
Zardoya Otis SA	2,723	34,615

		6,019,217

Sweden (2.81%)
Alfa Laval AB	6,517	102,594
Assa Abloy AB Class B	5,996	123,364
Atlas Copco AB Class A	12,812	226,779
Atlas Copco AB Class B	7,514	117,639
Boliden AB	5,296	54,460
Electrolux AB Series B	4,525	66,545
Getinge AB B Shares	3,887	84,820
Hennes & Mauritz AB (H&M) B Shares	19,262	576,740
Hexagon AB B Shares	4,862	63,222
Holmen AB Class B	1,084	26,928
Husqvarna AB B Shares	8,301	33,539
Industrivarden AB C Shares	2,307	24,156
Investor AB B Shares	8,793	154,736
Kinnevik Investment AB B Shares	3,925	72,626
Millicom International Cellular SA SDR	1,435	143,000
Modern Times Group B Shares	896	35,904
Nordea Bank AB	49,201	398,190
Ratos AB B Shares	3,562	40,892

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Sweden (Cont.)
Sandvik AB	19,224	$221,523
Scania AB Class B	6,159	87,996
Securitas AB Class B	5,922	43,075
Skandinaviska Enskilda Banken AB Class A	26,840	144,282
Skanska AB Class B	7,727	106,969
SKF AB B Shares	7,021	132,290
SSAB Svenskt Stal AB Series A	3,017	22,378
Svenska Cellulosa AB B Shares	11,122	135,422
Svenska Handelsbanken AB A Shares	9,368	238,379
Swedbank AB - A Shares	15,522	171,381
Swedish Match AB	3,657	120,686
Tele2 AB Class B	6,180	111,935
Telefonaktiebolaget LM Ericsson B Shares	56,715	544,578
TeliaSonera AB	39,993	263,674
Volvo AB B Shares	25,484	250,349

		4,941,051

Switzerland (8.43%)
ABB Ltd. Reg. (b)	41,099	703,034
Actelion Ltd. Reg. (b)	2,113	70,197
Adecco SA Reg. (b)	2,543	100,231
Aryzta AG	1,638	71,126
Baloise Holding AG Reg.	894	65,470
Compagnie Financiere Richemont SA Class A	9,801	436,589
Credit Suisse Group AG Reg. (b)	21,610	565,344
GAM Holding AG (b)	3,903	48,852
Geberit AG Reg. (b)	667	123,155
Givaudan SA Reg. (b)	160	124,783
Holcim Ltd. Reg. (b)	4,479	237,691
Julius Baer Group Ltd. (b)	3,680	122,979
Kuehne & Nagel International AG Reg.	1,048	117,620
Lindt & Spruengli AG	16	46,543
Lindt & Spruengli AG Reg.	2	69,086
Lonza Group AG Reg. (b)	979	58,989
Nestle SA Reg.	65,570	3,609,804
Novartis AG	44,116	2,464,394
Pargesa Holding SA	503	34,407
Roche Holding AG	13,278	2,144,557
Schindler Holding AG	932	98,795
Schindler Holding AG Reg.	401	43,708
SGS SA Reg	105	159,516
Sika AG	40	70,822
Sonova Holding AG Reg. (b)	949	86,107
Straumann Holding AG Reg.	153	23,941
Sulzer AG Reg.	461	47,375
Swatch Group AG Reg., The	842	50,184
Swatch Group AG, The	566	186,228
Swiss Life Holding AG Reg. (b)	586	64,266
Swiss Re AG (b)	6,535	306,562
Swisscom AG	450	183,074
Syngenta AG Reg. (b)	1,772	460,486
Synthes Inc. (d)	1,254	202,940
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Transocean Ltd. (b)	5,934	$286,104
UBS AG Reg. (b)	68,243	780,602
Zurich Financial Services AG (b)	2,741	570,962

		14,836,523

United Kingdom (21.84%)
3i Group PLC	18,448	53,632
Admiral Group PLC	3,937	77,231
Aggreko PLC	5,105	128,463
AMEC PLC	6,411	80,893
Anglo American PLC	24,894	856,628
Antofagasta PLC	7,525	107,447
ARM Holdings PLC	24,948	213,346
Associated British Foods PLC	6,686	115,102
AstraZeneca PLC	26,027	1,155,064
Autonomy Corp. PLC (b)	4,418	174,798
Aviva PLC	53,863	253,311
Babcock International Group PLC	7,033	71,705
BAE Systems PLC	64,948	268,246
Balfour Beatty PLC	13,210	52,254
Barclays PLC	217,580	533,584
BG Group PLC	63,891	1,222,785
BHP Billiton PLC	40,501	1,081,941
BP PLC	356,764	2,139,042
British American Tobacco PLC	37,681	1,591,092
British Land Co. PLC	16,173	119,128
British Sky Broadcasting Group PLC	21,706	223,553
BT Group PLC	144,830	388,191
Bunzl PLC	6,336	75,502
Burberry Group PLC	8,296	150,649
Cairn Energy PLC (b)	26,892	116,632
Capita Group PLC	11,695	128,092
Capital Shopping Centres Group PLC	10,742	54,469
Carnival PLC	3,519	109,686
Centrica PLC	96,499	444,823
Cobham PLC	22,761	61,612
Compass Group PLC	35,303	284,811
Diageo PLC	47,558	906,770
Essar Energy Ltd. PLC (b)	6,220	24,098
Eurasian Natural Resources Corp.	5,030	44,580
Experian PLC	19,030	213,624
Fresnillo PLC	3,434	83,951
G4S PLC	27,433	113,505
GKN PLC	29,781	80,862
GlaxoSmithKline PLC	97,613	2,014,253
Glencore International PLC	15,932	100,098
Hammerson PLC	13,360	78,216
HSBC Holdings PLC	337,178	2,582,546
ICAP PLC	10,458	66,660
Imperial Tobacco Group PLC	19,238	649,236
Inmarsat PLC	8,616	65,616
InterContinental Hotels Group PLC	5,530	89,673
International Power PLC	29,510	140,086
Intertek Group PLC	3,014	86,685
Invensys PLC	15,644	54,496

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Investec PLC	9,113	$49,305
ITV PLC (b)	72,029	65,880
J Sainsbury PLC	22,870	97,382
Johnson Matthey PLC	4,169	102,259
Kazakhmys PLC	4,199	51,295
Kingfisher PLC	43,045	165,289
Land Securities Group PLC	14,923	148,313
Legal & General Group PLC	112,778	168,436
Lloyds Banking Group PLC (b)	786,551	422,263
London Stock Exchange Group PLC	2,778	34,949
Lonmin PLC	3,144	51,049
Man Group PLC	36,033	93,209
Marks & Spencer Group PLC	30,194	147,031
National Grid PLC	66,250	656,671
Next PLC	3,219	126,200
Old Mutual PLC	103,911	168,612
Pearson PLC	14,977	264,181
Petrofac Ltd.	5,077	93,911
Prudential PLC	47,548	408,344
Randgold Resources Ltd.	1,757	170,668
Reckitt Benckiser Group PLC	11,661	590,840
Reed Elsevier PLC	21,985	168,317
Resolution Ltd.	27,348	104,794
Rexam PLC	16,705	80,330
Rio Tinto PLC	27,043	1,199,307
Rolls-Royce Holdings PLC (b)	34,801	319,917
Royal Bank of Scotland Group PLC (b)	340,319	121,748
Royal Dutch Shell PLC Class A	67,937	2,099,049
Royal Dutch Shell PLC Class B	50,940	1,584,984
RSA Insurance Group PLC	67,418	116,023
SABMiller PLC	17,970	586,344
Sage Group PLC, The	25,250	100,142
Schroders PLC	2,153	42,678
Scottish & Southern Energy PLC	17,872	358,639
SEGRO PLC	14,566	49,689
Serco Group PLC	9,463	74,861
Severn Trent PLC	4,494	107,374
Shire PLC	10,753	335,328
Smith & Nephew PLC	17,226	154,955
Smiths Group PLC	7,547	116,469
Standard Chartered PLC	45,046	898,712
Standard Life PLC	43,988	136,129
Tesco PLC	152,454	893,011
Tui Travel PLC	9,731	22,445
Tullow Oil PLC	17,009	343,992
Unilever PLC	24,284	760,675
United Utilities Group PLC	13,279	128,537
Vedanta Resources PLC	2,224	37,805
Vodafone Group PLC	970,650	2,501,636
Weir Group PLC, The	4,048	96,716
Whitbread PLC	3,320	81,408
William Morrison Supermarkets PLC	41,110	185,354
Wolseley PLC	5,461	135,498
WPP PLC	24,026	222,541
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Xstrata PLC	38,907	$491,305

		38,461,466

Total Common Stocks
(cost $182,530,913)		172,296,986

Preferred Stocks (a) (0.44%)

Germany (0.44%)
Bayerische Moteren Werke (BMW) AG PFD	1,043	48,925
Henkel AG & Co. KGaA PFD	3,423	182,008
Porsche Automobil Holding SE PFD	2,899	138,083
ProSiebenSat.1 Media AG PFD (b)	1,508	26,516
RWE AG-Non Voting PFD	765	26,448
Volkswagen AG PFD	2,705	356,974

		778,954

Total Preferred Stocks
(cost $571,925)		778,954

Short-term Investments (0.37%)
State Street Institutional U.S. Government Money Market Fund	643,954	643,954

Total Short-term Investments
(cost $643,954)		643,954

TOTAL INVESTMENTS (98.66%)
(cost $183,746,792)		173,719,894
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.34%)		2,363,711

NET ASSETS (100.00%)		$176,083,605

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.
(b)	Non-income producing security.
(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.
(d)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.
(e)	At September 30, 2011, cash in the amount of $739,164 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depository Receipt

SDR – Swedish Depository Receipt

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$48,226,402	27.76
Japanese Yen	39,852,222	22.94
British Pound	38,461,466	22.14
Swiss Franc	14,836,523	8.54
Australian Dollar	14,450,341	8.32
Swedish Krona	4,941,051	2.84
Hong Kong Dollar	4,671,319	2.69
Singapore Dollar	2,918,887	1.68
Danish Krone	1,742,080	1.00
Norwegian Krone	1,522,236	0.88
Israeli Shekel	1,152,723	0.66
United States Dollar	710,705	0.41
New Zealand Dollar	233,939	0.14

Total Investments	$173,719,894	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$38,109,191	21.64
Industrials	21,395,705	12.15
Consumer Staples	19,792,422	11.24
Consumer Discretionary	17,554,385	9.97
Materials	17,314,604	9.83
Health Care	16,925,435	9.61
Energy	14,113,751	8.02
Telecommunication Services	10,796,691	6.13
Information Technology	8,572,817	4.87
Utilities	8,500,939	4.83
Total Stocks	173,075,940	98.29
Short-term Investments	643,954	0.37
Cash and Other Assets, Net of Liabilities	2,363,711	1.34

Net Assets	$176,083,605	100.00%

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Registered Investment Companies (99.55%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,273,513	$72,835,483
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,479,437	94,799,513

Total Registered Investment Companies
(cost $201,205,433)		167,634,996

TOTAL INVESTMENTS (99.55%)
(cost $201,205,433)		167,634,996
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.45%)		755,099

NET ASSETS (100.00%)		$168,390,095

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (40.39%)

Aerospace/Defense (1.16%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,056,204
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	530,734
5.050%, 08/01/2019	500,000	566,203
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,493,793
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	502,876
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	1,980,248

		6,130,058

Agriculture, Foods, & Beverage (3.64%)
General Mills Inc.
6.000%, 02/15/2012	500,000	509,402
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,027,575
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	521,598
Bottling Group LLC
4.625%, 11/15/2012	500,000	522,362
Kellogg Co.
5.125%, 12/03/2012	500,000	523,931
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	529,642
Pepsico Inc.
4.650%, 02/15/2013	500,000	527,167
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,077,294
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	552,470
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,114,529
Hershey Co.
5.450%, 09/01/2016	500,000	577,730
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,171,747
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	577,390
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,366,134
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	586,896
Pepsico Inc.
7.900%, 11/01/2018	500,000	665,291
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,032,188
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,071,653
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,200,950
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
Hormel Foods Corp.
4.125%, 04/15/2021	$1,000,000	$1,103,262
HJ Heinz Co.
3.125%, 09/12/2021	1,000,000	995,501

		19,254,712

Automotive (0.50%)
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	548,958
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,098,326

		2,647,284

Banks (1.14%)
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,025,025
Wachovia Corp.
5.700%, 08/01/2013	500,000	534,751
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	546,543
US Bank NA
4.950%, 10/30/2014	500,000	544,192
Fifth Third Bank
4.750%, 02/01/2015	500,000	526,028
Wachovia Bank NA
5.600%, 03/15/2016	500,000	545,699
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	538,955
Wachovia Corp.
5.750%, 06/15/2017	500,000	562,874
KFW
4.875%, 06/17/2019	1,000,000	1,202,065

		6,026,132

Building Materials & Construction (1.55%)
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,046,788
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	522,046
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,048,067
Masco Corp.
4.800%, 06/15/2015	500,000	483,576
CRH America Inc.
6.000%, 09/30/2016	500,000	535,510
Masco Corp.
5.850%, 03/15/2017	500,000	474,354
Cooper US Inc.
3.875%, 12/15/2020	1,000,000	1,063,367
CRH America Inc.
5.750%, 01/15/2021	1,000,000	1,030,484

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Building Materials & Construction (Cont.)
Fluor Corp.
3.375%, 09/15/2021	$2,000,000	$1,999,464

		8,203,656

Chemicals (1.81%)
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	167,000	175,377
4.125%, 03/06/2013	500,000	521,066
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	528,003
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	548,516
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,172,651
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	565,176
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	609,228
PPG Industries Inc.
7.400%, 08/15/2019	500,000	630,482
3.600%, 11/15/2020	1,000,000	1,031,532
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,043,821
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,083,388
3.000%, 09/01/2021	1,000,000	1,001,863
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	629,811

		9,540,914

Commercial Service/Supply (0.79%)
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	516,720
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	945,000
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	536,619
5.750%, 09/15/2017	500,000	512,658
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	587,265
4.300%, 06/01/2021	1,000,000	1,079,663

		4,177,925

Computer Software & Services (0.77%)
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,051,142
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,043,084

		4,094,226

Computers (0.78%)
International Business Machines Corp.
6.500%, 10/15/2013	500,000	555,556
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Computers (Cont.)
5.700%, 09/14/2017	$500,000	$594,878
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	971,381
4.300%, 06/01/2021	2,000,000	2,019,130

		4,140,945

Consumer & Marketing (2.43%)
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	511,388
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,043,068
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	520,268
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,117,383
Clorox Co.
5.000%, 01/15/2015	500,000	539,938
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,072,275
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,142,917
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	599,178
Danaher Corp.
5.625%, 01/15/2018	500,000	598,975
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,231,159
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,038,127
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,411,528

		12,826,204

Electronic/Electrical Manufacturing (0.41%)
General Electric Co.
5.000%, 02/01/2013	500,000	523,665
Emerson Electric Co.
4.500%, 05/01/2013	500,000	526,866
4.750%, 10/15/2015	1,000,000	1,119,944

		2,170,475

Financial Services (2.20%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,048,985
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	539,494
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	533,914
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	560,828
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	528,778
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	545,079

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Financial Services (Cont.)
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	$500,000	$593,290
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,040,992
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,051,305
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,124,356
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	983,318
4.125%, 05/20/2021	2,000,000	2,057,122

		11,607,461

Forest Products & Paper (0.22%)
International Paper Co.
5.250%, 04/01/2016	500,000	532,888
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	643,043

		1,175,931

Health Care (4.69%)
Johnson & Johnson
5.150%, 08/15/2012	500,000	518,180
AstraZeneca PLC
5.400%, 09/15/2012	500,000	523,177
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	524,606
Wyeth
5.500%, 03/15/2013	500,000	534,362
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	526,796
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,052,817
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,094,295
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,086,783
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,085,657
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,117,304
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,075,879
Amgen Inc.
4.850%, 11/18/2014	500,000	557,206
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	561,605
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,111,711
Medtronic Inc.
4.750%, 09/15/2015	500,000	561,640
Abbott Laboratories
5.875%, 05/15/2016	750,000	882,893
Baxter International Inc.
5.900%, 09/01/2016	500,000	590,725
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Eli Lilly & Co.
5.200%, 03/15/2017	$2,000,000	$2,320,950
Wyeth
5.450%, 04/01/2017	500,000	583,924
Amgen Inc.
5.850%, 06/01/2017	500,000	595,715
Johnson & Johnson
5.550%, 08/15/2017	500,000	601,436
AstraZeneca PLC
5.900%, 09/15/2017	500,000	597,380
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	609,432
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,155,222
Baxter International Inc.
4.500%, 08/15/2019	500,000	564,178
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,023,938
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,114,494
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,098,129
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,084,753

		24,755,187

Machinery & Manufacturing (3.39%)
Bemis Company Inc.
4.875%, 04/01/2012	500,000	507,619
Covidien International
5.450%, 10/15/2012	500,000	523,614
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	527,704
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	801,603
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,121,850
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,095,398
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	554,514
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,125,214
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,161,501
Caterpillar Inc.
5.700%, 08/15/2016	500,000	588,627
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,151,534
Honeywell International Inc.
5.300%, 03/15/2017	500,000	580,563
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	594,240
Covidien International
6.000%, 10/15/2017	500,000	593,724

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Machinery & Manufacturing (Cont.)
United Technologies Corp.
5.375%, 12/15/2017	$500,000	$579,884
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,114,677
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,109,717
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,078,511
Illinois Tool Works Inc. (a)
3.375%, 09/15/2021	1,000,000	1,024,725
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,012,026
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,048,437

		17,895,682

Media & Broadcasting (1.10%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,100,464
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,175,092
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	540,706
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	1,976,428
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,003,450

		5,796,140

Mining & Metals (1.15%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	510,426
BHP Finance USA
4.800%, 04/15/2013	500,000	527,292
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,088,871
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,083,217
Alcoa Inc.
5.550%, 02/01/2017	500,000	522,691
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	573,094
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,025,436
Alcoa Inc.
5.870%, 02/23/2022	750,000	740,894

		6,071,921

Oil & Gas (1.92%)
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	524,870
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	534,233
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (Cont.)
ConocoPhillips Canada
5.625%, 10/15/2016	$500,000	$580,620
Apache Corp.
5.625%, 01/15/2017	500,000	589,296
Shell International Finance
5.200%, 03/22/2017	500,000	581,072
Canadian National Resources
5.700%, 05/15/2017	500,000	570,943
Weatherford International Inc.
6.350%, 06/15/2017	500,000	564,756
EOG Resources Inc.
5.875%, 09/15/2017	500,000	589,704
Husky Energy Inc.
6.200%, 09/15/2017	500,000	577,734
Encana Corp.
5.900%, 12/01/2017	500,000	568,934
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,191,010
ConocoPhillips
6.000%, 01/15/2020	500,000	612,160
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,054,708
Apache Corp.
3.625%, 02/01/2021	500,000	524,486
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,084,775

		10,149,301

Retailers (2.47%)
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,021,388
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	522,755
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,062,238
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,057,090
Walgreen Co.
4.875%, 08/01/2013	500,000	537,198
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,128,021
Target Corp.
5.875%, 07/15/2016	1,000,000	1,188,350
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	578,388
McDonald’s Corp.
5.300%, 03/15/2017	500,000	578,059
Target Corp.
5.375%, 05/01/2017	500,000	581,448
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	573,872
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,050,924

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Retailers (Cont.)
Wal-Mart Stores Inc.
3.250%, 10/25/2020	$2,000,000	$2,071,852
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,086,610

		13,038,193

Telecom & Telecom Equipment (1.82%)
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	512,492
Alltel Corp.
7.000%, 07/01/2012	500,000	522,004
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,017,834
Vodafone Group PLC
4.150%, 06/10/2014	500,000	537,166
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,098,035
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,140,044
Vodafone Group PLC
5.450%, 06/10/2019	500,000	586,150
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	949,581
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,171,900
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,072,874

		9,608,080

Transportation (0.30%)
United Parcel Services Inc.
3.125%, 01/15/2021	1,500,000	1,566,022

Utilities & Energy (6.15%)
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	504,448
Appalachian Power Co.
5.650%, 08/15/2012	500,000	518,758
Northern States Power Co.
8.000%, 08/28/2012	500,000	532,095
Southern California Gas
4.800%, 10/01/2012	500,000	518,629
Georgia Power Co.
5.125%, 11/15/2012	200,000	209,082
Virginia Electric & Power
5.100%, 11/30/2012	500,000	523,822
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,054,149
Florida Power Corp.
4.800%, 03/01/2013	500,000	526,420
Public Service of Colorado
4.875%, 03/01/2013	500,000	527,303
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	523,354
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,054,896
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Vectren Utility Holdings
5.250%, 08/01/2013	$500,000	$530,272
PSI Energy
5.000%, 09/15/2013	1,000,000	1,070,128
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,090,759
Union Electric Co.
5.500%, 05/15/2014	500,000	541,396
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,088,768
Union Electric Co.
4.750%, 04/01/2015	500,000	539,134
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	550,282
Southwestern Electric Power
5.375%, 04/15/2015	500,000	549,170
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	577,675
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,139,521
Virginia Electric & Power
5.400%, 01/15/2016	500,000	574,934
Ohio Power Co.
6.000%, 06/01/2016	500,000	575,300
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	578,530
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	575,521
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	579,158
Georgia Power Co.
5.700%, 06/01/2017	500,000	586,815
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,148,185
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	595,765
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,148,231
Union Electric Co.
6.400%, 06/15/2017	500,000	594,171
Florida Power Corp.
5.800%, 09/15/2017	500,000	595,234
Virginia Electric & Power
5.950%, 09/15/2017	500,000	598,453
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	592,760
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	582,439
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	527,047
Southern California Gas
5.450%, 04/15/2018	500,000	600,730
Pacificorp
5.650%, 07/15/2018	500,000	601,832
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	666,034

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Alabama Power Co.
3.375%, 10/01/2020	$1,000,000	$1,039,115
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,025,003
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,033,546
Appalachian Power Co.
4.600%, 03/30/2021	500,000	540,796
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	989,247
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	617,737
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,331,918

		32,468,562

Total Corporate Bonds
(cost $195,601,751)		213,345,011

Taxable Municipal Bonds (0.41%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,024,850
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,140,150

Total Taxable Municipal Bonds
(cost $1,986,295)		2,165,000

Commercial Mortgage-Backed Securities (0.79%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,098,702
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,098,280

Total Commercial Mortgage-Backed Securities
(cost $3,910,683)		4,196,982

Government Agency Securities (b) (20.23%)

Agency Notes & Bonds (1.84%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,610,265
Federal National Mortgage Association
4.375%, 09/15/2012	1,500,000	1,558,155
5.500%, 05/10/2027	5,000,000	5,781,400
7.125%, 01/15/2030	500,000	765,039

		9,714,859

Mortgage-Backed Securities (18.39%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	234,107	253,151
5.000%, 09/01/2018	209,023	226,554
5.000%, 09/01/2018	132,643	143,433
4.500%, 11/01/2018	433,969	463,772
5.500%, 11/01/2018	135,391	146,978
5.000%, 01/01/2019	149,816	162,003
5.000%, 04/01/2019	199,605	215,842
	14,927,795	14,927,795
	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
4.000%, 05/01/2019	$194,178	$206,421
4.500%, 05/01/2019	270,130	292,986
5.500%, 06/01/2019	313,822	340,777
5.000%, 01/01/2020	185,094	200,150
5.500%, 04/01/2020	284,811	309,008
5.500%, 07/01/2020	458,734	498,136
6.000%, 07/01/2021	427,808	465,871
4.500%, 05/01/2024	505,786	537,359
4.500%, 05/01/2024	1,490,752	1,585,209
4.500%, 09/01/2024	1,165,636	1,238,401
5.000%, 10/01/2024	1,262,320	1,358,299
4.000%, 10/01/2024	1,479,399	1,558,343
4.000%, 01/01/2025	1,407,420	1,485,404
4.000%, 07/01/2025	1,516,954	1,597,902
4.500%, 08/01/2025	1,051,160	1,117,435
3.500%, 04/01/2026	2,287,610	2,387,668
6.000%, 11/01/2028	24,668	27,379
6.500%, 06/01/2029	48,086	54,569
7.500%, 12/01/2030	1,725	2,014
7.000%, 07/01/2031	4,795	5,543
6.500%, 09/01/2031	8,435	9,541
6.000%, 11/01/2032	106,319	117,938
6.000%, 12/01/2032	51,003	56,576
5.500%, 05/01/2033	972,092	1,059,186
5.500%, 07/01/2033	872,480	950,649
5.000%, 08/01/2033	557,399	601,038
5.500%, 03/01/2034	284,228	309,516
5.000%, 04/01/2034	422,866	455,840
6.000%, 07/01/2034	744,166	825,477
5.500%, 05/01/2035	724,194	798,583
5.000%, 05/01/2035	926,783	1,005,279
4.500%, 08/01/2035	441,832	470,093
5.000%, 10/01/2035	460,082	495,671
6.500%, 08/01/2036	459,587	512,938
5.500%, 10/01/2037	693,135	752,312
5.500%, 11/01/2037	925,357	1,004,360
6.000%, 01/01/2038	353,541	388,310
6.000%, 01/01/2038	675,651	742,097
5.000%, 06/01/2039	1,357,066	1,457,588
4.500%, 06/01/2039	1,661,217	1,759,558
4.500%, 10/01/2039	2,312,647	2,449,551
5.000%, 10/01/2039	2,006,059	2,154,654
5.000%, 01/01/2040	785,305	843,475
4.500%, 02/01/2040	800,056	847,418
4.000%, 07/01/2041	5,029,980	5,271,525
Federal National Mortgage Association
6.000%, 09/01/2013	27,135	28,166
5.500%, 12/01/2016	33,661	36,526
5.500%, 01/01/2017	26,496	28,750
5.500%, 01/01/2017	151,718	164,629
6.500%, 01/01/2017	27,101	29,770
5.500%, 02/01/2017	141,017	153,017
5.000%, 03/01/2017	130,124	140,791
6.000%, 04/01/2017	23,755	25,843
5.500%, 01/01/2018	67,470	73,254

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
5.000%, 02/01/2018	$183,291	$198,315
4.500%, 05/01/2018	347,023	371,728
5.000%, 05/01/2018	323,546	350,068
5.000%, 05/01/2018	285,222	308,602
4.500%, 05/01/2018	306,181	327,978
5.000%, 05/01/2018	152,747	163,693
4.500%, 03/01/2019	232,767	247,042
5.500%, 10/01/2019	532,671	582,661
5.000%, 11/01/2019	399,173	431,894
4.500%, 12/01/2019	252,747	270,820
5.000%, 06/01/2020	507,704	551,225
4.500%, 09/01/2020	389,531	416,586
5.000%, 05/01/2021	568,782	614,695
5.500%, 05/01/2021	353,738	388,262
4.500%, 04/01/2023	269,283	287,107
5.000%, 01/01/2024	688,288	740,406
4.500%, 04/01/2024	375,221	399,588
4.000%, 06/01/2024	1,229,698	1,297,835
4.500%, 11/01/2024	926,006	986,142
3.500%, 12/01/2025	940,234	983,254
7.500%, 09/01/2029	27,126	31,634
8.000%, 03/01/2030	3,659	3,777
6.500%, 05/01/2030	41,349	46,839
6.500%, 08/01/2031	8,165	9,208
7.000%, 08/01/2031	3,418	3,879
6.500%, 10/01/2031	27,546	31,066
6.000%, 11/01/2031	19,191	21,316
7.000%, 01/01/2032	41,242	47,511
6.500%, 03/01/2032	15,814	17,835
6.000%, 03/01/2032	27,076	30,073
7.000%, 04/01/2032	44,667	51,470
6.500%, 04/01/2032	84,706	95,316
6.500%, 05/01/2032	292,005	331,078
6.000%, 05/01/2032	25,841	28,701
7.000%, 06/01/2032	47,707	54,895
6.500%, 06/01/2032	17,827	20,060
7.000%, 06/01/2032	64,585	74,419
6.500%, 07/01/2032	84,536	95,125
6.000%, 08/01/2032	182,843	203,081
5.500%, 10/01/2032	444,085	485,260
6.500%, 10/01/2032	204,509	230,126
6.000%, 11/01/2032	188,220	209,054
6.000%, 01/01/2033	142,221	157,963
5.500%, 03/01/2033	135,930	148,576
5.500%, 03/01/2033	268,331	293,294
6.000%, 04/01/2033	291,603	323,697
5.000%, 05/01/2033	212,038	229,162
5.000%, 05/01/2033	339,461	366,876
5.000%, 08/01/2033	550,724	595,201
5.500%, 10/01/2033	391,621	428,054
5.000%, 03/01/2034	897,427	969,904
5.500%, 05/01/2034	584,330	643,256
6.000%, 07/01/2034	326,566	361,795
5.500%, 12/01/2034	783,003	861,964
5.500%, 04/01/2035	657,220	723,496
5.000%, 07/01/2035	774,157	835,832
	14,927,795	14,927,795
	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
5.500%, 07/01/2035	$781,720	$853,467
5.000%, 10/01/2035	626,686	676,613
5.000%, 11/01/2035	323,783	349,578
6.000%, 08/01/2036	668,136	735,827
6.000%, 12/01/2037	240,630	264,483
5.500%, 02/01/2038	686,714	746,308
5.500%, 06/01/2038	1,833,895	1,993,042
4.500%, 03/01/2039	1,658,285	1,773,934
4.500%, 05/01/2039	1,525,406	1,626,543
5.000%, 05/01/2039	1,455,305	1,572,608
5.000%, 11/01/2039	2,023,018	2,207,576
4.500%, 01/01/2040	1,612,287	1,712,636
4.500%, 09/01/2040	2,715,440	2,884,449
4.500%, 04/01/2041	984,954	1,046,258
5.000%, 05/01/2041	1,899,731	2,049,890
Government National Mortgage Association
6.000%, 05/15/2017	82,402	90,186
6.500%, 06/15/2028	55,418	63,942
6.000%, 11/15/2028	37,886	42,575
6.500%, 03/15/2029	70,521	81,553
7.000%, 06/15/2029	20,023	23,287
7.500%, 08/20/2030	12,755	14,921
6.000%, 01/15/2032	24,484	27,442
5.500%, 10/15/2033	395,386	439,385
5.000%, 11/20/2033	583,451	645,345
6.000%, 12/20/2033	172,938	193,770
5.500%, 11/15/2038	1,162,608	1,285,506
5.000%, 09/15/2039	1,840,205	2,022,917
4.500%, 10/15/2039	2,582,700	2,816,019
5.000%, 12/15/2039	734,339	807,251
4.000%, 09/20/2040	3,819,988	4,093,000
4.500%, 03/20/2041	973,918	1,057,336
5.000%, 05/20/2041	974,539	1,071,830

		97,148,697

Total Government Agency Securities
(cost $100,391,950)		106,863,556

U.S. Treasury Obligations (33.75%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	663,125
8.125%, 08/15/2019	750,000	1,117,324
6.250%, 08/15/2023	11,000,000	15,678,432
6.875%, 08/15/2025	1,000,000	1,532,188
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,088,850
2.625%, 07/31/2014	2,000,000	2,123,906
2.375%, 08/31/2014	1,000,000	1,056,172
4.250%, 11/15/2014	1,000,000	1,116,953
4.000%, 02/15/2015	2,000,000	2,230,782
4.125%, 05/15/2015	1,000,000	1,126,484
2.125%, 05/31/2015	5,000,000	5,276,150
4.250%, 08/15/2015	2,000,000	2,273,438
4.500%, 11/15/2015	10,000,000	11,533,590
4.500%, 02/15/2016	10,000,000	11,588,280
2.625%, 04/30/2016	1,000,000	1,079,531

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
3.250%, 07/31/2016	$2,000,000	$2,220,938
3.000%, 08/31/2016	1,000,000	1,098,984
2.750%, 05/31/2017	5,000,000	5,446,485
4.250%, 11/15/2017	12,000,000	14,152,500
3.500%, 02/15/2018	12,000,000	13,630,308
3.875%, 05/15/2018	2,000,000	2,322,968
3.750%, 11/15/2018	17,000,000	19,665,549
3.125%, 05/15/2019	2,000,000	2,228,124
3.625%, 08/15/2019	2,000,000	2,303,124
3.375%, 11/15/2019	10,000,000	11,340,620
3.625%, 02/15/2020	30,000,000	34,631,250
3.500%, 05/15/2020	5,000,000	5,726,151

Total U.S. Treasury Obligations
(cost $161,481,481)		178,252,206

	Shares	Value
Short-term Investments (4.05%)
JPMorgan U.S. Government Money
Market Fund	21,402,435	$21,402,435

Total Short-term Investments
(cost $21,402,435)		21,402,435

TOTAL INVESTMENTS (99.62%)
(cost $484,774,595)		526,225,190

OTHER ASSETS, NET OF LIABILITIES (0.38%)		1,988,815

NET ASSETS (100.00%)		$528,214,005

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,024,725 or 0.19% of net assets.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (95.69%)

Alabama (3.41%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,105,160
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,159,828
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	561,900
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,123,440
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,023,481
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,477,137
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,077,950

					9,528,896

Alaska (1.67%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,065,130
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,477,742
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,120,429

					4,663,301

Arizona (4.09%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	Aa2	2,100,000	2,463,468
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	955,446
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,392,131
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,169,410
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,592,205
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,635,638
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,198,900

					11,407,198

Arkansas (1.47%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	150,000	153,489
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,097,580
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,270,000	1,300,924
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,546,335

					4,098,328

California (6.03%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,483,834
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	477,432
State of California, General Obligation Bonds	5.250%	02/01/2019	A-	2,200,000	2,317,986
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	992,781
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	595,403
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	628,608
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,065,280
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	920,931

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

California (Cont.)
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	$1,195,000	$1,263,378
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,430,767
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	961,787
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,507,090
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	1,034,700
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,101,900
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,040,970

					16,822,847

Colorado (1.07%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,362,385
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	268,700
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,367,111

					2,998,196

Connecticut (1.47%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,127,503
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,347,022
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	986,452
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	643,789

					4,104,766

Delaware (1.13%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,726,075
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (c)	5.000%	12/01/2028	NR	1,120,000	1,379,022
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	55,342

					3,160,439

Florida (6.45%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,456,047
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,591,245
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,040,000
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	AA	1,265,000	1,332,450
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,574,961
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,045,550
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2026	A	1,350,000	1,579,702
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	445,216
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,023,000
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,834,793

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Florida (Cont.)
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	$2,000,000	$2,081,140

					18,004,104

Georgia (2.19%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,081,600
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	347,997
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,245,040
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	1,000,000	1,145,890
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,294,399

					6,114,926

Hawaii (0.83%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,315,780

Idaho (1.13%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	519,980
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.875%	08/15/2020	A	1,000,000	1,084,250
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,553,952

					3,158,182

Illinois (1.84%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,123,440

Indiana (1.77%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,182,583
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,370,758
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,041,340
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	330,000	348,134

					4,942,815

Iowa (2.91%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,376,509
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	934,822
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,527,199
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,058,939
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,902,364
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,332,332

					8,132,165

Kansas (4.84%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	768,829
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	666,475

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value

Long-term Municipal Bonds (Cont.)

Kansas (Cont.)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	$245,000 $	256,662
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,502,646
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,072,460
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,016,603
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,677,021
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,539,104

					13,499,800

Kentucky (2.54%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	675,118
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,767,851
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,050,220
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,594,118

					7,087,307

Louisiana (0.35%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	900,000	988,353

Maine (0.37%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	1,000,000	1,039,960

Maryland (0.88%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,300,875
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,158,060

					2,458,935

Massachusetts (0.31%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa1	800,000	869,144

Michigan (1.53%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	533,635
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,060,050
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	537,540
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011 City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage	5.000%	02/01/2023	AA-	720,000	801,605
Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	247,500
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,085,420

					4,265,750

Minnesota (1.33%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,592,675
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,130,530

					3,723,205

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Mississippi (1.02%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	$500,000	$514,065
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,171,080
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,171,080

					2,856,225

Missouri (0.99%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,701
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,106,470
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,113,870

					2,757,041

Montana (0.13%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	350,491

Nebraska (1.20%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,659,470
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,701,495

					3,360,965

New Hampshire (0.80%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa2	610,000	649,473
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa2	980,000	1,037,007
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	543,050

					2,229,530

New Jersey (3.59%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,346,111
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,078,800
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,805,750
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,822,270
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,622,509
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,340,972

					10,016,412

New Mexico (1.18%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	624,025
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,051,301
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	525,667

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New Mexico (Cont.)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa1	$1,000,000	$1,091,180

					3,292,173

New York (5.36%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D (Prerefunded to 06-15-2012 @ 100) (c)	5.000%	06/15/2016	Aa1	1,300,000	1,342,900
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,679,706
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,385,144
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,099,140
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	462,327
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	1,000,000	1,098,560
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,411,572
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	708,708
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	527,804
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa2	1,000,000	1,095,200
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,061,150
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	1,013,964
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	995,000	1,058,909

					14,945,084

North Carolina (3.98%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,023,800
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	AA-	1,355,000	1,544,348
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,179,620
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,380,760
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,076,640
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,640,730
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	208,790
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,732,785
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	319,422

					11,106,895

North Dakota (0.48%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011(d)	4.000%	05/01/2026	Aa3	1,300,000	1,350,310

Ohio (3.17%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	AA	1,000,000	1,012,370
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	808,560
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,210,880
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,160,170
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,584,750

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Ohio (Cont.)
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (d)	4.500%	11/01/2027	AA-	$2,000,000	$2,078,820

					8,855,550

Oklahoma (0.80%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,262,406
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	449,520
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	510,000	510,082

					2,222,008

Oregon (4.34%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	1,000,000	1,034,740
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,199,277
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	752,609
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,085,227
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,551,275
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,631,790
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	621,665
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	359,911
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa1	575,000	678,477
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,105,340
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa1	940,000	1,083,952

					12,104,263

Pennsylvania (0.60%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011(d)	4.500%	03/01/2026	Aa2	1,575,000	1,675,564

Rhode Island (0.97%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,077,890
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,072,910
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	554,870

					2,705,670

South Carolina (2.39%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,116,951
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,591,590
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	3,500,000	3,968,895

					6,677,436

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

South Dakota (0.29%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation
Bonds, Series 2007	4.500%	01/15/2023	Aa3	$800,000	$816,840

Tennessee (2.76%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	779,902
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	180,728
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	270,000	320,687
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	194,394
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,109,330
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	986,103
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	AA+	425,000	448,141
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,401,065
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,280,515

					7,700,865

Texas (2.07%)
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	854,205
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,250,760
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,706,250
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	953,775

					5,764,990

Utah (0.66%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	760,512
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,091,460

					1,851,972

Virginia (2.45%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,066,824
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	569,416
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,711,200
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,063,140
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,481,783
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	940,788

					6,833,151

Washington (3.54%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,582,334
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,264,040
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,727,400

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	$680,000	$722,670
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	1,140,000	1,176,776
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	475,371
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenueand Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	938,160

					9,886,751

West Virginia (2.78%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B (d)	5.000%	10/01/2022	A+	2,200,000	2,567,004
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B (d)	4.750%	10/01/2027	A+	2,240,000	2,413,578
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B (d)	4.750%	10/01/2028	A+	2,595,000	2,773,821

					7,754,403

Wisconsin (0.53%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	543,020
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	931,184

					1,474,204

Total Long-term Municipal Bonds
(cost $252,677,208)					267,096,630

				Shares	Value
Short-term Investments (7.32%)
JPMorgan Tax Free Money Market Fund				20,431,518	$20,431,518

Total Short-term Investments
(cost $20,431,518)					20,431,518

TOTAL INVESTMENTS (103.01%)
(cost $273,108,726)					287,528,148

LIABILITIES, NET OF OTHER ASSETS (-3.01%)					(8,398,843)

NET ASSETS (100.00%)					$279,129,305

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.
(b)	Long-term Municipal Bonds consisted of 3.64% Advanced Refund Bonds, 38.58% General Obligation Bonds and 57.78% Municipal Revenue Bonds.
(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.
(d)	Security purchased on a “when-issued” basis.

NR – Not Rated

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Short-term Investments (100.21%)

Agriculture, Foods, & Beverage (9.98%)
Coca-Cola Co. (a)
0.160%, 10/05/2011	$1,048,000	$1,047,981
0.130%, 11/18/2011	1,439,000	1,438,751
0.110%, 11/21/2011	4,927,000	4,926,232
0.120%, 12/14/2011	6,500,000	6,498,397
Nestle Capital Corp. (a)
0.110%, 01/24/2012	5,000,000	4,998,243
Nestle Finance International Ltd.
0.130%, 11/22/2011	8,648,000	8,646,376

		27,555,980

Automotive (11.52%)
American Honda Finance Corp.
0.120%, 10/11/2011	3,170,000	3,169,894
0.220%, 11/14/2011	2,590,000	2,589,304
PACCAR Financial Corp.
0.090%, 10/07/2011	1,690,000	1,689,975
0.100%, 10/20/2011	5,670,000	5,669,701
0.100%, 10/24/2011	1,083,000	1,082,931
0.150%, 11/08/2011	2,119,000	2,118,664
0.150%, 12/15/2011	1,500,000	1,499,531
Toyota Motor Credit Corp.
0.210%, 10/12/2011	2,710,000	2,709,826
0.200%, 10/18/2011	5,370,000	5,369,493
0.200%, 10/31/2011	5,915,000	5,914,014

		31,813,333

Chemicals (3.35%)
EI du Pont de Nemours and Co. (a)
0.150%, 10/26/2011	6,945,000	6,944,277
0.120%, 11/03/2011	2,317,000	2,316,745

		9,261,022

Computers (5.30%)
Hewlett-Packard Co. (a)
0.140%, 10/03/2011	14,632,000	14,631,886

Consumer & Marketing (2.68%)
Procter & Gamble Co., The (a)
0.100%, 10/14/2011	7,400,000	7,399,733

Financial Services (4.58%)
General Electric Capital Corp.
0.160%, 11/02/2011	1,420,000	1,419,798
0.110%, 12/27/2011	11,219,000	11,216,018

		12,635,816

Government Agency Securities (b) (30.68%)
Federal Home Loan Bank
0.020%, 10/13/2011	6,950,000	6,949,954
0.010%, 10/21/2011	4,500,000	4,499,975
0.010%, 11/04/2011	1,977,000	1,976,979
0.020%, 11/09/2011	4,000,000	3,999,913
Federal Home Loan Mortgage Corp.
0.030%, 10/07/2011	2,500,000	2,499,988
	14,927,795	14,927,795
	Principal amount	Value
Short-term Investments (Cont.)

Government Agency Securities (Cont.)
0.001%, 11/02/2011	$15,000,000	$14,999,987
0.010%, 11/14/2011	9,000,000	8,999,890
Federal National Mortgage Association
0.015%, 10/03/2011	3,840,000	3,839,998
0.015%, 10/19/2011	1,100,000	1,099,992
0.010%, 11/07/2011	1,000,000	999,990
0.001%, 11/09/2011	15,000,000	14,999,984
0.030%, 01/03/2012	5,295,000	5,294,585
0.060%, 01/11/2012	2,500,000	2,499,575
0.035%, 01/19/2012	4,000,000	3,999,572
0.025%, 01/25/2012	8,045,000	8,044,352

		84,704,734

Health Care (3.98%)
Johnson & Johnson (a)
0.080%, 12/19/2011	7,000,000	6,998,771
Roche Holdings Inc. (a)
0.060%, 10/12/2011	4,000,000	3,999,927

		10,998,698

Machinery & Manufacturing (6.27%)
Caterpillar Finance Service Corp.
0.130%, 11/10/2011	3,000,000	2,999,567
Danaher Corp. (a)
0.130%, 10/11/2011	14,300,000	14,299,484

		17,299,051

Oil & Gas (5.10%)
Chevron Corp.
0.060%, 10/13/2011	14,084,000	14,083,718

	Shares	Value
Registered Investment Companies (0.00%)
JPMorgan U.S. Government Money
Market Fund	4,848	$4,848

	Principal amount	Value

Retailers (5.21%)
Wal-Mart Stores Inc. (a)
0.060%, 10/14/2011	$5,125,000	$5,124,889
0.080%, 10/28/2011	4,520,000	4,519,729
0.080%, 11/23/2011	4,735,000	4,734,442

		14,379,060

U.S. Government Obligations (11.56%)
U.S. Treasury Bill
0.065%, 10/20/2011	4,000,000	3,999,863
0.038%, 11/17/2011	2,000,000	1,999,903
0.037%, 11/17/2011	3,620,000	3,619,824
0.040%, 11/25/2011	1,000,000	999,959
0.020%, 11/25/2011	2,000,000	1,999,919

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Short-term Investments (Cont.)

U.S. Government Obligations (Cont.)
0.020%, 12/01/2011	$2,000,000	$1,999,932
0.085%, 12/08/2011	7,500,000	7,498,803
0.009%, 12/29/2011	1,300,000	1,299,971
0.008%, 01/19/2012	7,000,000	6,999,829
0.008%, 02/23/2012	1,500,000	1,499,952

		31,917,955

Total Short-term Investments
(cost $276,685,834)		276,685,834

TOTAL INVESTMENTS (100.21%)
(cost $276,685,834)		276,685,834

LIABILITIES, NET OF OTHER ASSETS (-0.21%)		(589,443)

NET ASSETS (100.00%)		$276,096,391

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

58	See accompanying notes to schedules of investments.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1- quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of September 30, 2011:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$ —	$—
Common Stocks (a)	$232,655,558	$—	$ —	$232,655,558
Short-term Investments	1,911,601	—	—	1,911,601
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	141,310,261	—	—	141,310,261
Registered Investment Companies	601,250	—	—	601,250
Short-term Investments	3,005,433	—	—	3,005,433
International Equity Fund					—	(7,157)	—	(7,157)
Common Stocks (a)	—	90,668,112	—	90,668,112
Preferred Stocks (a)	—	2,729,539	—	2,729,539
Short-term Investments	2,901,588	—	—	2,901,588
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	496,190,179	—	496,190,179
Small Cap Index Fund					(200,075)	—	—	(200,075)
Common Stocks (a)	237,036,202	0	0	237,036,202
Registered Investment Companies	2,032,614	—	—	2,032,614
Short-term Investments	2,228,681	679,989	—	2,908,670
International Index Fund					57,619	2,960	—	60,579
Common Stocks (a)	—	172,296,986	0	172,296,986
Preferred Stocks (a)	—	778,954	—	778,954
Short-term Investments	643,954	—	—	643,954
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	167,634,996	—	—	167,634,996
Bond Fund					—	—	—	—
Corporate Bonds	—	213,345,011	—	213,345,011
Taxable Municipal Bonds	—	2,165,000	—	2,165,000
Commercial Mortgaged-Backed
Securities	—	4,196,982	—	4,196,982
Agency Notes & Bonds	—	9,714,859	—	9,714,859
Mortgage-Backed Securities		97,148,697		97,148,697
U.S. Treasury Obligations	—	178,252,206	—	178,252,206
Short-term Investments	21,402,435	—	—	21,402,435
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	267,096,630	—	267,096,630
Short-term Investments	20,431,518	—	—	20,431,518
Money Market Fund					—	—	—	—
Short-term Investments	4,848	276,680,986	—	276,685,834
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$ 697,068,282	$—	$ 697,068,282
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,069,813,113	—	1,069,813,113
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	902,691,989	—	902,691,989
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	652,741,146	—	652,741,146
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	56,458,710	—	56,458,710

On December 31, 2010, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2011, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2011 at $93,397,651 were transferred from Level 1 to Level 2 in the International Equity Fund and $173,075,940 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund. For the remaining Funds, there were no significant transfers of securities between Level 1 and Level 2 as of September 30, 2011 as compared to December 31, 2010.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2010	$ 6,210
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	8,651
Purchases	—
Sales	—
Transfers in (a)	—
Transfers out (a)	(14,861)
Balance as of September 30, 2011	$ 0
(a) Using the end of the reporting period method for determining when transfers between levels are recognized

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2010 or for the period ended September 30, 2011. The remaining Funds did not hold any Level 3 securities as of December 31, 2010 or for the period ended September 30, 2011.

    Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

    Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2011, the Tax Advantaged Bond Fund had commitments of $12,778,740 (representing 4.58% of net assets) for when-issued securities.

Investments in Master Portfolios

The S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”), through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2011 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	26.00%
LifePath Retirement Fund	LifePath Retirement Master Portfolio	52.82%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	48.52%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	48.80%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	47.30%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	37.31%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy.

As of September 30, 2011, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$234,552,132	$25,910,499	$(25,895,472)	$ 15,027
Small/Mid Cap Equity Fund	146,834,424	17,926,222	(19,843,702)	(1,917,480)
International Equity Fund	100,611,585	9,186,262	(13,498,608)	(4,312,346)
Small Cap Index Fund	270,193,841	44,063,214	(72,279,569)	(28,216,355)
International Index Fund	187,447,636	31,745,872	(45,473,614)	(13,727,742)
Equity and Bond Fund	201,211,548	6,902,750	(40,479,302)	(33,576,552)
Bond Fund	484,774,595	41,664,355	(213,760)	41,450,595
Tax Advantaged Bond Fund	273,108,726	14,486,297	(66,875)	14,419,422
Money Market Fund	276,685,834	-	-	-

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the Master Investment Portfolio (MIP) Schedules of

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $745,290 as ordinary income for federal income tax purposes during 2010. The International Index Fund recognized unrealized appreciation (depreciation) of $215,734 as ordinary income for federal income tax purposes during 2010. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2010 was $1,834,308 for the International Equity Fund and $1,094,922 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to decrease exposure to this risk, both Funds engaged in transaction hedging and portfolio hedging in order to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currencycontracts.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s notes to schedules of investments, if any.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3. Futures and foreign currency contracts

As of September 30, 2011, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
7,873	British Pound	State Street Bank and Trust Company	10/05/2011	(12,287)	$ —	$ (9)
14,665	Euro	State Street Bank and Trust Company	10/04/2011	(19,662)	—	(14)
17,269	Euro	State Street Bank and Trust Company	10/05/2011	(23,153)	—	(16)
23,948	Hong Kong Dollar	State Street Bank and Trust Company	10/04/2011	(3,074)	1	—
29,652,090	Japanese Yen	State Street Bank and Trust Company	10/11/2011	(382,188)	2,291	—
88,124,630	Japanese Yen	State Street Bank and Trust Company	10/11/2011	(1,123,988)	18,667	—
270,569,007	Japanese Yen	State Street Bank and Trust Company	10/11/2011	(3,462,264)	46,029	—
13,939	Swiss Franc	State Street Bank and Trust Company	10/05/2011	(15,384)	—	(5)
(388,345,727)	Japanese Yen	State Street Bank and Trust Company	10/11/2011	4,807,288	—	(228,140)
(260,000)	Swiss Franc	State Street Bank and Trust Company	08/20/2012	330,180	40,959	—
(260,000)	Swiss Franc	State Street Bank and Trust Company	08/17/2012	334,044	44,846	—
(254,000)	Swiss Franc	State Street Bank and Trust Company	08/16/2012	329,143	46,625	—
(65,000)	Swiss Franc	State Street Bank and Trust Company	09/06/2012	82,660	10,324	—
(40,000)	Swiss Franc	State Street Bank and Trust Company	08/13/2012	55,772	11,285	—

				Total	$221,027	$(228,184)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
103,798	Australian Dollar	Citibank N.A.	12/21/2011	(100,000)	$ —	$ (481)
67,086	Australian Dollar	UBS AG	12/21/2011	(65,000)	—	(679)
29,867	British Pound	Citibank N.A.	12/21/2011	(47,000)	—	(425)
192,975	British Pound	Citibank N.A.	12/21/2011	(300,000)	699	—
63,932	British Pound	UBS AG	12/21/2011	(100,000)	—	(380)
146,778	British Pound	UBS AG	12/21/2011	(225,000)	3,713	—
5,839	Euro	Citibank N.A.	12/21/2011	(8,000)	—	(177)
259,298	Euro	Citibank N.A.	12/21/2011	(350,000)	—	(2,719)
73,560	Euro	UBS AG	12/21/2011	(100,000)	—	(1,481)
222,881	Euro	UBS AG	12/21/2011	(300,000)	—	(1,493)
12,867,556	Japanese Yen	Citibank N.A.	12/21/2011	(168,000)	—	(978)
22,882,140	Japanese Yen	Citibank N.A.	12/21/2011	(300,000)	—	(3,330)
4,500,868	Japanese Yen	Morgan Stanley and Co. Inc.	12/21/2011	(59,000)	—	(578)
17,148,150	Japanese Yen	UBS AG	12/21/2011	(225,000)	—	(2,416)
89,994	Swiss Franc	Morgan Stanley and Co. Inc.	12/21/2011	(100,000)	—	(713)
90,352	Swiss Franc	UBS AG	12/21/2011	(100,000)	—	(156)
(93,447)	Australian Dollar	Goldman Sachs Capital Markets LP	12/21/2011	90,000	406	—
(71,596)	Australian Dollar	UBS AG	12/21/2011	73,000	3,717	—
(144,469)	British Pound	Morgan Stanley and Co. Inc.	12/21/2011	224,000	—	(1,116)
(82,920)	British Pound	UBS AG	10/03/2011	130,000	695	—
(257,588)	Euro	Morgan Stanley and Co. Inc.	12/21/2011	346,000	1,010	—
(62,320)	Euro	Morgan Stanley and Co. Inc.	10/03/2011	85,000	1,507	—
(15,588)	Hong Kong Dollar	UBS AG	12/21/2011	2,000	—	(4)
(18,069,069)	Japanese Yen	Morgan Stanley and Co. Inc.	12/21/2011	237,000	2,462	—
(6,134,384)	Japanese Yen	Morgan Stanley and Co. Inc.	12/21/2011	80,000	375	—
(19,087,500)	Japanese Yen	UBS AG	12/21/2011	250,000	2,243	—
(90,247)	Swiss Franc	Citibank N.A.	12/21/2011	103,000	3,271	—
(85,074)	Swiss Franc	UBS AG	12/21/2011	94,000	—	(12)

				Total	$20,098	$(17,138)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2011:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	38	$2,637,775	$2,437,700	Long	December ‘11	$(200,075)
Total							$(200,075)
International Index Fund	Euro Stoxx 50	37	1,022,365	1,068,745	Long	December ‘11	46,380
International Index Fund	FTSE 100 Index	11	876,687	873,194	Long	December ‘11	(3,493)
International Index Fund	Hang Seng Index	2	228,703	223,695	Long	October ‘11	(5,008)
International Index Fund	ASX SPI 200 Index	3	292,028	290,310	Long	December ‘11	(1,718)
International Index Fund	TOPIX Index	8	764,229	785,687	Long	December ‘11	21,458
Total							$ 57,619

(1) “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2) The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Consumer Discretionary - 11.6%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	44,993	$453,979
Johnson Controls, Inc.	125,399	3,306,772

		3,760,751

Automobiles - 0.4%
Ford Motor Co. (a)(b)	700,326	6,772,153
Harley-Davidson, Inc.	43,828	1,504,615

		8,276,768

Distributors - 0.1%
Genuine Parts Co. (b)	28,812	1,463,650

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	22,491	890,868
DeVry, Inc.	11,396	421,196
H&R Block, Inc.	56,960	758,138

		2,070,202

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	85,144	2,579,863
Chipotle Mexican Grill, Inc. (a)(b)	5,777	1,750,142
Darden Restaurants, Inc. (b)	24,981	1,067,938
International Game Technology (b)	55,651	808,609
Marriott International, Inc., Class A (b)	51,879	1,413,184
McDonald’s Corp.	190,366	16,717,942
Starbucks Corp.	137,785	5,138,003
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,206	1,366,697
Wyndham Worldwide Corp. (b)	29,938	853,532
Wynn Resorts Ltd.	14,721	1,694,093
Yum! Brands, Inc.	85,580	4,226,796

		37,616,799

Household Durables - 0.3%
D.R. Horton, Inc.	51,682	467,205
Harman International Industries, Inc. (b)	12,788	365,481
Leggett & Platt, Inc. (b)	26,232	519,131
Lennar Corp., Class A (b)	29,431	398,496
Newell Rubbermaid, Inc.	54,155	642,820
Pulte Homes, Inc. (a)	61,435	242,668
Stanley Black & Decker, Inc.	31,180	1,530,938
Whirlpool Corp. (b)	14,246	711,018

		4,877,757

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	66,947	14,475,950
Expedia, Inc. (b)	35,571	915,954
NetFlix, Inc. (a)	9,670	1,094,257
priceline.com, Inc. (a)	9,170	4,121,548

		20,607,709

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	22,568	735,943

69

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Discretionary (Cont.)
Leisure Equipment & Products (Cont.)
Mattel, Inc. (b)	62,853	$1,627,264

		2,363,207

Media - 3.0%
CBS Corp., Class B (b)	123,807	2,523,187
Cablevision Systems Corp.	41,868	658,584
Comcast Corp., Class A	507,380	10,604,242
DIRECTV, Class A (a)	136,369	5,761,590
Discovery Communications, Inc. (a)	50,218	1,889,201
Gannett Co., Inc.	44,022	419,530
Interpublic Group of Cos., Inc.	88,875	639,900
The McGraw-Hill Cos., Inc.	55,330	2,268,530
News Corp., Class A	421,256	6,516,830
Omnicom Group, Inc.	51,644	1,902,565
Scripps Networks Interactive, Inc., Class A (b)	18,108	673,074
Time Warner Cable, Inc. (b)	60,116	3,767,470
Time Warner, Inc. (b)	192,986	5,783,790
Viacom, Inc., Class B (b)	106,173	4,113,142
The Walt Disney Co. (b)	342,549	10,331,278
The Washington Post Co., Class B (b)	893	291,984

		58,144,897

Multiline Retail - 1.7%
Big Lots, Inc. (a)	12,403	431,996
Family Dollar Stores, Inc.	21,981	1,117,954
J.C. Penney Co., Inc. (b)	26,723	715,642
Kohl’s Corp. (b)	51,681	2,537,537
Macy’s, Inc.	78,980	2,078,754
Nordstrom, Inc.	30,404	1,388,855
Sears Holdings Corp. (a)(b)	7,266	417,940
Target Corp.	124,704	6,115,484
Wal-Mart Stores, Inc. (b)	324,320	16,832,208

		31,636,370

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,016	985,945
AutoNation, Inc. (a)(b)	9,390	307,804
AutoZone, Inc. (a)	5,353	1,708,624
Bed Bath & Beyond, Inc. (a)	45,287	2,595,398
Best Buy Co., Inc. (b)	56,263	1,310,928
CarMax, Inc. (a)	41,494	989,632
GameStop Corp., Class A (a)(b)	25,229	582,790
The Gap, Inc.	64,571	1,048,633
The Home Depot, Inc. (b)	288,747	9,491,114
Limited Brands, Inc. (b)	45,400	1,748,354
Lowe’s Cos., Inc.	232,946	4,505,176
O’Reilly Automotive, Inc. (a)(b)	24,925	1,660,753
Ross Stores, Inc.	21,187	1,667,205
The Sherwin-Williams Co. (b)	16,139	1,199,450
Staples, Inc. (b)	130,817	1,739,866
The TJX Cos., Inc. (b)	70,437	3,907,140
Tiffany & Co.	23,417	1,424,222
Urban Outfitters, Inc. (a)	22,250	496,620

		37,369,654

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	53,469	2,771,298
NIKE, Inc., Class B	70,004	5,986,042
Ralph Lauren Corp.	11,918	1,545,765

.	70

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Discretionary (Cont.)
Textiles, Apparel & Luxury Goods (Cont.)
VF Corp.	15,901	$1,932,289

		12,235,394

Total Consumer Discretionary		220,423,158

Consumer Staples - 10.8%
Beverages - 2.8%
Brown-Forman Corp., Class B (b)	18,453	1,294,294
The Coca-Cola Co. (b)	423,340	28,600,850
Coca-Cola Enterprises, Inc.	58,447	1,454,161
Constellation Brands, Inc. (a)	33,487	602,766
Dr Pepper Snapple Group, Inc.	39,743	1,541,234
Fortune Brands Inc. (a)	28,509	1,541,767
Molson Coors Brewing Co., Class B	29,959	1,186,676
PepsiCo, Inc.	291,768	18,060,439

		54,282,187

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	248,256	8,336,436
Costco Wholesale Corp. (b)	80,687	6,626,016
The Kroger Co.	111,504	2,448,628
SUPERVALU, Inc. (b)	38,660	257,476
Safeway, Inc.	63,985	1,064,071
Sysco Corp. (b)	109,159	2,827,218
Walgreen Co.	167,228	5,500,129
Whole Foods Market, Inc. (b)	29,024	1,895,557

		28,955,531

Food Products - 1.8%
Archer Daniels Midland Co. (b)	124,252	3,082,692
Campbell Soup Co. (b)	33,416	1,081,676
ConAgra Foods, Inc.	76,295	1,847,865
Dean Foods Co. (a)	33,635	298,342
General Mills, Inc. (b)	119,133	4,583,047
H.J. Heinz Co. (b)	59,164	2,986,599
The Hershey Co.	28,547	1,691,124
Hormel Foods Corp. (b)	25,625	692,387
The J.M. Smucker Co.	21,129	1,540,093
Kellogg Co.	46,036	2,448,655
Kraft Foods, Inc., Class A	325,560	10,932,305
McCormick & Co., Inc. (b)	24,436	1,127,966
Sara Lee Corp.	108,624	1,776,002
Tyson Foods, Inc., Class A	54,080	938,829

		35,027,582

Household Products - 2.5%
Colgate-Palmolive Co. (b)	89,600	7,945,728
The Clorox Co. (b)	24,377	1,616,926
Kimberly-Clark Corp. (b)	72,217	5,128,129
The Procter & Gamble Co.	506,839	32,022,088

		46,712,871

Personal Products - 0.3%
Avon Products, Inc. (b)	78,962	1,547,655
The Estee Lauder Cos., Inc., Class A	20,929	1,838,404

71

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Staples (Cont.)
Personal Products (Cont.)
Mead Johnson Nutrition Co.	37,570	$2,585,943

		5,972,002

Tobacco - 1.9%
Altria Group, Inc.	382,304	10,249,570
Lorillard, Inc.	25,617	2,835,802
Philip Morris International, Inc.	324,040	20,213,615
Reynolds American, Inc. (b)	62,164	2,329,907

		35,628,894

Total Consumer Staples		206,579,067

Energy - 11.5%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	80,371	3,709,925
Cameron International Corp. (a)	45,055	1,871,585
Diamond Offshore Drilling, Inc. (b)	12,946	708,664
FMC Technologies, Inc. (a)	44,067	1,656,919
Halliburton Co.	169,486	5,172,713
Helmerich & Payne, Inc. (b)	19,580	794,948
Nabors Industries Ltd. (a)	52,648	645,464
National Oilwell Varco, Inc.	78,075	3,999,002
Noble Corp. (a)	46,752	1,372,171
Rowan Cos., Inc. (a)	23,569	711,548
Schlumberger Ltd.	248,955	14,870,082

		35,513,021

Oil, Gas & Consumable Fuels - 9.6%
Alpha Natural Resources, Inc. (a)	42,073	744,271
Anadarko Petroleum Corp.	91,744	5,784,459
Apache Corp.	70,756	5,677,461
Cabot Oil & Gas Corp.	19,159	1,186,134
Chesapeake Energy Corp.	121,742	3,110,508
Chevron Corp.	369,433	34,179,941
ConocoPhillips	253,332	16,040,982
CONSOL Energy, Inc.	42,045	1,426,587
Denbury Resources, Inc. (a)	74,763	859,774
Devon Energy Corp. (b)	76,955	4,266,385
EOG Resources, Inc.	49,571	3,520,037
El Paso Corp.	142,412	2,489,362
Exxon Mobil Corp.	896,695	65,126,958
Hess Corp.	55,920	2,933,563
Marathon Oil Corp.	131,719	2,842,496
Marathon Petroleum Corp.	65,463	1,771,429
Murphy Oil Corp.	35,532	1,569,093
Newfield Exploration Co. (a)	24,259	962,840
Noble Energy, Inc.	32,443	2,296,964
Occidental Petroleum Corp.	149,828	10,712,702
Peabody Energy Corp.	49,779	1,686,513
Pioneer Natural Resources Co. (b)	21,419	1,408,728
QEP Resources, Inc.	32,444	878,259
Range Resources Corp.	29,788	1,741,406
Southwestern Energy Co. (a)	63,966	2,131,987
Spectra Energy Corp. (b)	120,283	2,950,542
Sunoco, Inc.	22,507	697,942
Tesoro Corp. (a)(b)	26,348	512,996
Valero Energy Corp.	105,765	1,880,502

72

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Energy (Cont.)
Oil, Gas & Consumable Fuels (Cont.)
The Williams Cos., Inc.	108,867	$2,649,823

		184,040,644

Total Energy		219,553,665

Financials - 13.4%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	43,759	1,722,354
The Bank of New York Mellon Corp.	226,825	4,216,677
BlackRock, Inc. (c)	18,471	2,733,893
The Charles Schwab Corp. (b)	198,445	2,236,475
E*Trade Financial Corp. (a)	47,343	431,295
Federated Investors, Inc., Class B (b)	17,586	308,282
Franklin Resources, Inc.	26,808	2,563,917
The Goldman Sachs Group, Inc.	93,362	8,827,377
Invesco Ltd.	82,569	1,280,645
Janus Capital Group, Inc.	35,433	212,598
Legg Mason, Inc.	24,542	630,975
Morgan Stanley	273,180	3,687,930
Northern Trust Corp.	44,393	1,552,867
State Street Corp.	92,660	2,979,946
T Rowe Price Group, Inc.	47,079	2,248,964

		35,634,195

Commercial Banks - 2.5%
BB&T Corp.	128,953	2,750,568
Comerica, Inc.	36,909	847,800
Fifth Third Bancorp	168,719	1,704,062
First Horizon National Corp.	47,372	282,337
Huntington Bancshares, Inc.	157,213	754,622
KeyCorp	176,708	1,047,878
M&T Bank Corp.	23,078	1,613,152
PNC Financial Services Group, Inc. (b)(c)	97,140	4,681,177
Regions Financial Corp.	232,820	775,291
SunTrust Banks, Inc.	98,540	1,768,793
U.S. Bancorp (b)	354,106	8,335,655
Wells Fargo & Co.	973,439	23,479,349
Zions BanCorp.	33,890	476,832

		48,517,516

Consumer Finance - 0.8%
American Express Co.	191,713	8,607,914
Capital One Financial Corp. (b)	84,860	3,363,002
Discover Financial Services	100,297	2,300,813
SLM Corp.	95,571	1,189,859

		15,461,588

Diversified Financial Services - 2.9%
Bank of America Corp. (b)	1,868,219	11,433,500
CME Group, Inc.	12,329	3,037,866
Citigroup, Inc.	537,928	13,781,715
IntercontinentalExchange, Inc. (a)	13,601	1,608,454
JPMorgan Chase & Co.	719,275	21,664,563
Leucadia National Corp. (b)	36,339	824,168
Moody’s Corp. (b)	36,997	1,126,559
The NASDAQ OMX Group, Inc. (a)	23,928	553,694

73

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Financials (Cont.)
Diversified Financial Services (Cont.)
NYSE Euronext	48,541	$1,128,093

		55,158,612

Insurance - 3.6%
ACE Ltd.	62,350	3,778,410
Aon Corp.	60,009	2,519,178
Aflac, Inc.	85,980	3,005,001
The Allstate Corp. (b)	94,861	2,247,257
American International Group, Inc. (a)	80,923	1,776,260
Assurant, Inc.	17,134	613,397
Berkshire Hathaway, Inc., Class B (a)	324,231	23,033,370
Chubb Corp. (b)	52,890	3,172,871
Cincinnati Financial Corp. (b)	30,273	797,088
Genworth Financial, Inc., Class A (a)	91,567	525,595
Hartford Financial Services Group, Inc.	81,711	1,318,815
Lincoln National Corp.	56,312	880,157
Loews Corp.	57,636	1,991,324
Marsh & McLennan Cos., Inc.	99,528	2,641,473
MetLife, Inc. (b)	194,925	5,459,849
Principal Financial Group, Inc.	57,404	1,301,349
The Progressive Corp.	118,319	2,101,345
Prudential Financial, Inc.	89,701	4,203,389
Torchmark Corp.	19,648	684,929
The Travelers Cos., Inc.	77,407	3,772,043
Unum Group	56,280	1,179,629
XL Group Plc	60,355	1,134,674

		68,137,403

Real Estate Investment Trusts (REITs) - 1.6%
Apartment Investment & Management Co.	22,349	494,360
AvalonBay Communities, Inc.	17,313	1,974,548
Boston Properties, Inc.	27,052	2,410,333
Equity Residential (b)	54,610	2,832,621
HCP, Inc.	75,210	2,636,863
Health Care REIT, Inc.	32,702	1,530,454
Host Hotels & Resorts, Inc.	129,895	1,421,051
Kimco Realty Corp.	74,849	1,124,980
Plum Creek Timber Co., Inc. (b)	29,733	1,032,032
ProLogis, Inc.	84,501	2,049,149
Public Storage	26,090	2,905,122
Simon Property Group, Inc.	54,106	5,950,578
Ventas, Inc.	53,253	2,630,698
Vornado Realty Trust	33,965	2,534,468

		31,527,257

Real Estate Management & Development - 0.0%
CBRE GROUP, Inc. COMMON STOCK USD.01	59,703	803,602

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	97,596	552,393
People’s United Financial, Inc. (b)	68,692	783,089

		1,335,482

Total Financials		256,575,655

Health Care - 12.0%
Biotechnology - 1.3%
Amgen, Inc.	170,219	9,353,534
Biogen Idec, Inc. (a)	44,687	4,162,594
Celgene Corp. (a)	84,437	5,228,339

74

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care (Cont.)
Biotechnology (Cont.)
Cephalon, Inc. (a)	14,467	$1,167,487
Gilead Sciences, Inc. (a)	142,506	5,529,233

		25,441,187

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc. (b)	104,840	5,885,717
Becton Dickinson & Co. (b)	40,215	2,948,564
Boston Scientific Corp. (a)	283,495	1,675,455
C.R. Bard, Inc.	15,937	1,395,125
CareFusion Corp. (a)	40,844	978,214
Covidien Plc	91,125	4,018,612
DENTSPLY International, Inc. (b)	25,790	791,495
Edwards Lifesciences Corp. (a)	21,263	1,515,627
Hospira, Inc. (a)	30,150	1,115,550
Intuitive Surgical, Inc. (a)	7,224	2,631,559
Medtronic, Inc.	195,010	6,482,132
St. Jude Medical, Inc.	60,919	2,204,659
Stryker Corp.	60,661	2,858,953
Varian Medical Systems, Inc. (a)	21,629	1,128,169
Zimmer Holdings, Inc. (a)	35,280	1,887,480

		37,517,311

Health Care Providers & Services - 2.1%
Aetna, Inc.	69,009	2,508,477
AmerisourceBergen Corp. (b)	49,396	1,840,989
CIGNA Corp.	49,750	2,086,515
Cardinal Health, Inc. (b)	63,782	2,671,190
Coventry Health Care, Inc. (a)	27,312	786,859
DaVita, Inc. (a)	17,087	1,070,842
Express Scripts, Inc. (a)	90,209	3,344,048
Humana, Inc.	30,635	2,228,084
Laboratory Corp. of America Holdings (a)	18,787	1,485,113
McKesson Corp. (b)	45,549	3,311,412
Medco Health Solutions, Inc. (a)	71,289	3,342,741
Patterson Cos., Inc. (b)	17,321	495,900
Quest Diagnostics, Inc. (b)	29,219	1,442,250
Tenet Healthcare Corp. (a)	85,102	351,471
UnitedHealth Group, Inc.	198,644	9,161,461
WellPoint, Inc.	66,654	4,351,173

		40,478,525

Health Care Technology - 0.1%
Cerner Corp. (a)	26,818	1,837,569

Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	33,526	1,288,404
PerkinElmer, Inc. (b)	20,792	399,414
Thermo Fisher Scientific, Inc. (a)	70,454	3,567,791
Waters Corp. (a)	16,920	1,277,291

		6,532,900

Pharmaceuticals - 6.1%
Abbott Laboratories (b)	286,956	14,674,930
Allergan, Inc.	56,659	4,667,568
Bristol-Myers Squibb Co.	314,397	9,865,778
Eli Lilly & Co.	187,785	6,942,411
Forest Laboratories, Inc. (a)	50,930	1,568,135
Johnson & Johnson	505,255	32,189,796
Merck & Co., Inc.	567,976	18,578,495
Mylan, Inc. (a)	79,098	1,344,666
Pfizer, Inc.	1,439,228	25,445,551

75

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care (Cont.)
Pharmaceuticals (Cont.)
Watson Pharmaceuticals, Inc. (a)	23,246	$1,586,540

		116,863,870

Total Health Care		228,671,362

Industrials - 10.2%
Aerospace & Defense - 2.6%
The Boeing Co. (b)	136,597	8,265,484
General Dynamics Corp.	66,874	3,804,462
Goodrich Corp.	22,950	2,769,606
Honeywell International, Inc. (b)	144,058	6,325,587
ITT Corp.	34,209	1,436,778
L-3 Communications Holdings, Inc.	19,281	1,194,844
Lockheed Martin Corp. (b)	50,883	3,696,141
Northrop Grumman Corp. (b)	51,121	2,666,471
Precision Castparts Corp. (b)	26,568	4,130,261
Raytheon Co.	64,963	2,655,038
Rockwell Collins, Inc. (b)	28,495	1,503,396
United Technologies Corp. (b)	167,699	11,799,302

		50,247,370

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	30,356	2,078,475
Expeditors International of Washington, Inc. (b)	38,973	1,580,355
FedEx Corp. (b)	58,411	3,953,257
United Parcel Service, Inc., Class B	180,704	11,411,458

		19,023,545

Airlines - 0.1%
Southwest Airlines Co. (b)	147,830	1,188,553

Building Products - 0.0%
Masco Corp. (b)	66,353	472,433

Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (b)	19,906	499,243
Cintas Corp. (b)	20,745	583,764
Iron Mountain, Inc. (b)	37,351	1,181,039
Pitney Bowes, Inc. (b)	36,777	691,408
R.R. Donnelley & Sons Co. (b)	34,697	489,922
Republic Services, Inc. (b)	58,891	1,652,481
Stericycle, Inc. (a)(b)	15,995	1,291,116
Waste Management, Inc. (b)	87,184	2,838,711

		9,227,684

Construction & Engineering - 0.1%
Fluor Corp. (b)	31,886	1,484,293
Jacobs Engineering Group, Inc. (a)	23,616	762,561
Quanta Services, Inc. (a)	38,597	725,238

		2,972,092

Electrical Equipment - 0.5%
Emerson Electric Co.	137,542	5,681,860
First Solar, Inc. (a)(b)	10,782	681,530
Rockwell Automation, Inc.	26,238	1,469,328

76

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Industrials (Cont.)
Electrical Equipment (Cont.)
Roper Industries, Inc. (b)	17,613	$1,213,712

		9,046,430

Industrial Conglomerates - 2.3%
3M Co. (b)	130,847	9,393,506
General Electric Co.	1,954,437	29,785,620
Textron, Inc.	50,550	891,702
Tyco International Ltd.	85,387	3,479,520

		43,550,348

Machinery - 2.0%
Caterpillar, Inc.	119,090	8,793,606
Cummins, Inc. (b)	35,797	2,923,183
Danaher Corp. (b)	104,844	4,397,157
Deere & Co. (b)	76,455	4,936,699
Dover Corp.	34,277	1,597,308
Eaton Corp.	62,731	2,226,951
Flowserve Corp. (b)	10,205	755,170
Illinois Tool Works, Inc. (b)	90,837	3,778,819
Ingersoll-Rand Plc	60,847	1,709,192
Joy Global, Inc.	19,490	1,215,786
PACCAR, Inc. (b)	67,194	2,272,501
Pall Corp. (b)	21,627	916,985
Parker Hannifin Corp.	28,736	1,814,104
Snap-on, Inc.	10,749	477,256

		37,814,717

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	9,200	563,592
Equifax, Inc.	22,727	698,628
Monster Worldwide, Inc. (a)	23,375	167,832
Robert Half International, Inc. (b)	26,259	557,216

		1,987,268

Road & Rail - 0.8%
CSX Corp.	201,483	3,761,688
Norfolk Southern Corp.	64,274	3,921,999
Ryder System, Inc. (b)	9,403	352,707
Union Pacific Corp.	89,890	7,341,316

		15,377,710

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	54,690	1,820,083
W.W. Grainger, Inc. (b)	11,190	1,673,353

		3,493,436

Total Industrials		194,401,586

Information Technology - 19.4%
Communications Equipment - 2.0%
Cisco Systems, Inc. (b)	1,013,995	15,706,783
F5 Networks, Inc. (a)	14,879	1,057,153
Harris Corp. (b)	22,414	765,886
JDS Uniphase Corp. (a)(b)	42,587	424,592
Juniper Networks, Inc. (a)	98,018	1,691,791
Motorola Mobility Holdings, Inc. (a)	48,495	1,832,141
Motorola Solutions, Inc.	55,913	2,342,755
QUALCOMM, Inc.	309,670	15,059,252

77

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Communications Equipment (Cont.)
Tellabs, Inc.	68,814	$295,212

		39,175,565

Computers & Peripherals - 6.9%
Apple, Inc. (a)	170,943	65,160,053
Dell, Inc. (a)	286,624	4,055,730
EMC Corp. (a)(b)	380,605	7,988,899
Hewlett-Packard Co.	382,310	8,582,860
International Business Machines Corp. (b)	220,280	38,555,608
Lexmark International, Inc., Class A (a)(b)	14,923	403,369
NetApp, Inc. (a)	68,179	2,313,995
SanDisk Corp. (a)	44,306	1,787,747
Teradata Corp. (a)	30,863	1,652,096
Western Digital Corp. (a)	42,952	1,104,725

		131,605,082

Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies, Inc. (a)	63,995	1,999,844
Amphenol Corp., Class A (b)	31,554	1,286,456
Corning, Inc.	290,040	3,584,894
FLIR Systems, Inc.	29,723	744,561
Jabil Circuit, Inc. (b)	34,172	607,920
Molex, Inc. (b)	25,232	513,976

		8,737,651

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	34,100	677,908
eBay, Inc. (a)	211,382	6,233,655
Google, Inc., Class A (a)	46,434	23,884,721
VeriSign, Inc.	30,341	868,056
Yahoo!, Inc. (a)	233,506	3,072,939

		34,737,279

IT Services - 1.9%
Accenture Plc, Class A	118,636	6,249,745
Automatic Data Processing, Inc.	90,496	4,266,886
Cognizant Technology Solutions Corp., Class A (a)	55,930	3,506,811
Computer Sciences Corp. (b)	28,425	763,211
Fidelity National Information Services, Inc.	46,091	1,120,933
Fiserv, Inc. (a)	25,915	1,315,705
MasterCard, Inc., Class A	19,670	6,238,537
Paychex, Inc. (b)	59,063	1,557,491
SAIC, Inc. (a)	50,157	592,354
Total System Services, Inc.	29,752	503,701
Visa, Inc., Class A (b)	94,284	8,082,025
The Western Union Co. (b)	116,219	1,776,989

		35,974,388

Office Electronics - 0.1%
Xerox Corp.	257,642	1,795,765

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	106,290	539,953
Altera Corp.	59,740	1,883,602
Analog Devices, Inc.	54,999	1,718,719
Applied Materials, Inc.	242,358	2,508,405
Broadcom Corp., Class A (a)	88,683	2,952,257
Intel Corp. (b)	968,739	20,663,203
KLA-Tencor Corp. (b)	30,780	1,178,258
LSI Corp. (a)	107,133	554,949

78

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Semiconductors & Semiconductor Equipment (Cont.)
Linear Technology Corp.	41,774	$1,155,051
MEMC Electronic Materials, Inc. (a)	43,740	229,198
Microchip Technology, Inc. (b)	35,224	1,095,819
Micron Technology, Inc. (a)	184,630	930,535
NVIDIA Corp. (a)	111,255	1,390,687
Novellus Systems, Inc. (a)	13,172	359,069
Teradyne, Inc. (a)(b)	33,754	371,632
Texas Instruments, Inc.	212,672	5,667,709
Xilinx, Inc. (b)	48,659	1,335,203

		44,534,249

Software - 3.9%
Adobe Systems, Inc. (a)	91,454	2,210,443
Autodesk, Inc. (a)	42,382	1,177,372
BMC Software, Inc. (a)	32,125	1,238,740
CA, Inc.	70,058	1,359,826
Citrix Systems, Inc. (a)	34,568	1,884,993
Compuware Corp. (a)	41,170	315,362
Electronic Arts, Inc. (a)	61,650	1,260,742
Intuit, Inc. (a)	55,980	2,655,691
Microsoft Corp.	1,374,847	34,219,942
Oracle Corp. (b)	728,442	20,935,423
Red Hat, Inc. (a)	35,760	1,511,218
Salesforce.com, Inc. (a)(b)	24,958	2,852,200
Symantec Corp. (a)	137,659	2,243,842

		73,865,794

Total Information Technology		370,425,773

Materials - 3.4%
Chemicals - 2.1%
Air Products & Chemicals, Inc. (b)	39,256	2,997,981
Airgas, Inc. (b)	12,395	791,049
CF Industries Holdings, Inc.	13,249	1,634,794
The Dow Chemical Co. (b)	217,679	4,889,070
E.I. du Pont de Nemours & Co. (b)	171,871	6,869,684
Eastman Chemical Co. (b)	13,027	892,740
Ecolab, Inc. (b)	42,955	2,100,070
FMC Corp. (b)	13,141	908,832
International Flavors & Fragrances, Inc. (b)	14,931	839,421
Monsanto Co.	98,514	5,914,780
The Mosaic Co.	51,103	2,502,514
PPG Industries, Inc.	29,079	2,054,722
Praxair, Inc. (b)	55,616	5,198,984
Sigma-Aldrich Corp. (b)	22,561	1,394,044

		38,988,685

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,062	663,149

Containers & Packaging - 0.1%
Ball Corp.	30,450	944,559
Bemis Co., Inc. (b)	19,099	559,792
Owens-Illinois, Inc. (a)	30,316	458,378
Sealed Air Corp.	29,357	490,262

		2,452,991

Metals & Mining - 0.9%
AK Steel Holding Corp. (b)	20,937	136,928
Alcoa, Inc. (b)	195,576	1,871,662

79

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Materials (Cont.)
Metals & Mining (Cont.)
Allegheny Technologies, Inc.	19,650	$726,853
Cliffs Natural Resources, Inc. (b)	26,879	1,375,398
Freeport-McMoRan Copper & Gold, Inc.	174,699	5,319,585
Newmont Mining Corp.	91,068	5,728,177
Nucor Corp. (b)	58,103	1,838,379
Titanium Metals Corp.	14,763	221,150
United States Steel Corp. (b)	26,273	578,269

		17,796,401

Paper & Forest Products - 0.2%
International Paper Co. (b)	80,390	1,869,067
MeadWestvaco Corp.	31,371	770,472
Weyerhaeuser Co. (b)	98,849	1,537,102

		4,176,641

Total Materials		64,077,867

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,092,607	31,161,152
CenturyLink, Inc.	113,566	3,761,306
Frontier Communications Corp. (b)	183,688	1,122,334
Verizon Communications, Inc. (b)	521,848	19,204,006
Windstream Corp. (b)	94,343	1,100,039

		56,348,837

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A (a)	72,912	3,922,666
MetroPCS Communications, Inc. (a)	53,717	467,875
Sprint Nextel Corp. (a)	549,424	1,670,249

		6,060,790

Total Telecommunication Services		62,409,627

Utilities - 4.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	89,106	3,387,810
Duke Energy Corp.	245,773	4,913,002
Edison International	59,909	2,291,519
Entergy Corp.	32,720	2,169,009
Exelon Corp.	122,229	5,208,178
FirstEnergy Corp.	77,338	3,473,250
NextEra Energy, Inc.	77,938	4,210,211
Northeast Utilities	32,338	1,088,174
PPL Corp. (b)	106,818	3,048,586
Pepco Holdings, Inc. (b)	41,713	789,210
Pinnacle West Capital Corp.	20,212	867,903
Progress Energy, Inc. (b)	54,152	2,800,741
Southern Co.	158,062	6,697,087

		40,944,680

Gas Utilities - 0.2%
EQT Corp. (b)	27,603	1,472,896
Nicor, Inc.	8,217	452,017

80

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Discretionary (Cont.)
Gas Utilities (Cont.)
Oneok, Inc.	19,238	$1,270,478

		3,195,391

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	120,643	1,177,475
Constellation Energy Group, Inc.	37,251	1,417,773
NRG Energy, Inc. (a)	44,870	951,693

		3,546,941

Multi-Utilities - 1.5%
Ameren Corp.	44,259	1,317,590
CMS Energy Corp.	46,873	927,617
Centerpoint Energy, Inc.	78,571	1,541,563
Consolidated Edison, Inc. (b)	54,144	3,087,291
DTE Energy Co.	31,353	1,536,924
Dominion Resources, Inc. (b)	105,165	5,339,227
Integrys Energy Group, Inc. (b)	14,430	701,587
NiSource, Inc. (b)	51,932	1,110,306
PG&E Corp.	74,084	3,134,494
Public Service Enterprise Group, Inc. (b)	93,010	3,103,744
SCANA Corp. (b)	21,118	854,223
Sempra Energy (b)	44,028	2,267,442
TECO Energy, Inc. (b)	39,765	681,174
Wisconsin Energy Corp. (b)	43,113	1,349,006
Xcel Energy, Inc. (b)	88,993	2,197,237

		29,149,425

Total Utilities		76,836,437

Total Long-Term Investments
(Cost - $ 1,774,173,907) - 99.6%		1,899,954,197

Short-Term Securities

Money Market Funds - 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)(e)	228,807,011	228,807,011
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (c)(d)(e)	42,386,297	42,386,297

		271,193,308

	Par (000)	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bill, 0.01%, 12/22/11 (f)(g)	$1,550	1,549,949

Total Short-Term Securities
(Cost - $ 272,743,308) - 14.3%		272,743,257

Total Investments
(Cost - $ 2,046,917,215*) - 113.9%		2,172,697,454
Liabilities in Excess of Other Assets - (13.9)%		(264,471,828)

Net Assets - 100.0%		$1,908,225,626

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,112,499,976

Gross unrealized appreciation	$425,465,057
Gross unrealized depreciation	(365,267,579)

Net unrealized appreciation	$60,197,478

81

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Loss	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	—	(122,011,784)[1]	228,807,011	$228,807,011	—	$458,126
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	—	(10,665,136)[1]	42,386,297	$42,386,297	—	$80,107
BlackRock Inc.	—	18,917	(446)	18,471	$2,733,893	$(3,543)	$49,251
PNC Financial Services Group, Inc.	98,114	2,512	(3,486)	97,140	$4,681,177	$(59,106)	$78,888

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

142	S&P 500 Index	Chicago	December 2011	$7,994,600	$(377,112)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivatives financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

82

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$1,899,954,197	—	—	$1,899,954,197
Short-Term Securities:
Money Market Funds	271,193,308	—	—	271,193,308
U.S. Government Obligations	—	$1,549,949	—	1,549,949

Total	$2,171,147,505	$1,549,949	—	$2,172,697,454

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity Contracts	$(377,112)	—	—	$(377,112)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

83

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value

Master Portfolios - 79.9%
Active Stock Master Portfolio		$272,740,775
ACWI ex-US Index Master Portfolio		4,000,000
CoreAlpha Bond Master Portfolio		723,365,160
Master Small Cap Index Series		55,049,474

Total Master Portfolios		1,055,155,409

Exchange-Traded Funds - 20.8%
iShares Barclays TIPS Bond Fund (a)	1,068,606	122,141,666
iShares Cohen & Steers Realty Majors Index Fund (a)	54,514	3,344,979
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	184,230	4,603,908
iShares MSCI Canada Index Fund (a)(b)	464,434	11,838,423
iShares MSCI EAFE Index Fund (a)(b)	1,859,856	88,808,124
iShares MSCI EAFE Small Cap Index Fund (a)(b)	328,476	11,476,952
iShares MSCI Emerging Markets Index Fund (a)(b)	908,960	31,877,227

Total Exchange-Traded Funds
(Cost - $ 262,785,150*)		274,091,279

Money Market Funds - 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	97,302,637	97,302,637
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (a)(c)(d)	18,017,724	18,017,724

Total Money Market Funds
(Cost - $ 115,320,361*)		115,320,361

Total Affiliated Investment Companies - 109.5%		1,444,567,049
Liabilities in Excess of Other Assets - (9.5)%		(124,931,947)

Net Assets - 100.0%		$1,319,635,102

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$380,429,763

Gross unrealized appreciation	$15,406,459
Gross unrealized depreciation	(6,424,582)

Net unrealized appreciation	$8,981,877

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

84

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	75,437,346	21,865,291	[1]	—	97,302,637	$97,302,637	—	$197,101
BlackRock Cash Funds: Prime, SL Agency Shares	11,685,473	6,332,251	[1]	—	18,017,724	$18,017,724	—	$36,484
iShares Barlcays TIPS Bond Fund	1,104,097	46,057		(81,548)	1,068,606	$122,141,666	$570,578	$4,553,188
iShares Cohen & Steers Realty Majors Index Fund	71,293	7,507		(24,286)	54,514	$3,344,979	$442,907	$102,327
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,940	43,962		(71,672)	184,230	$4,603,908	$551,719	$255,601
iShares MSCI Canada Index Fund	402,132	67,293		(4,991)	464,434	$11,838,423	$(7,114)	$83,522
iShares MSCI EAFE Index Fund	1,493,685	401,966		(35,795)	1,859,856	$88,808,124	$240,398	$1,784,499
iShares MSCI EAFE Small Cap Index Fund	273,404	55,072		—	328,476	$11,476,952	—	$160,959
iShares MSCI Emerging Markets Index Fund	740,724	168,236		—	908,960	$31,877,227	—	$357,287
iShares S&P MidCap 400 Index Fund	761,894	—		(761,894)	—	—	$25,915,727	$322,015
iShares S&P SmallCap 600 Index Fund	415,539	12,376		(427,915)	—	—	$10,424,571	$109,697

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

85

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$1,055,155,409	—	$1,055,155,409
Exchange-Traded Funds	$274,091,279	—	—	274,091,279
Money Market Funds	115,320,361	—	—	115,320,361

Total	$389,411,640	$1,055,155,409	—	$1,444,567,049

86

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value

Master Portfolios - 74.8%
Active Stock Master Portfolio		$704,242,497
ACWI ex-US Index Master Portfolio		4,000,000
CoreAlpha Bond Master Portfolio		860,294,912
Master Small Cap Index Series		79,201,862

Total Master Portfolios		1,647,739,271

Exchange-Traded Funds - 25.7%
iShares Barclays TIPS Bond Fund (a)	1,251,239	143,016,618
iShares Cohen & Steers Realty Majors Index Fund (a)	513,326	31,497,683
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	1,624,844	40,604,852
iShares MSCI Canada Index Fund (a)(b)	1,171,955	29,873,133
iShares MSCI EAFE Index Fund (a)(b)	4,512,625	215,477,844
iShares MSCI EAFE Small Cap Index Fund (a)(b)	831,648	29,057,781
iShares MSCI Emerging Markets Index Fund (a)(b)	2,209,343	77,481,659

Total Exchange-Traded Funds
(Cost - $ 561,762,166*)		567,009,570

Money Market Funds - 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	166,063,674	166,063,674
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (a)(c)(d)	30,794,572	30,794,572

Total Money Market Funds
(Cost - $ 196,858,246*)		196,858,246

Total Affiliated Investment Companies - 109.4%		2,411,607,087
Liabilities in Excess of Other Assets - (9.4)%		(206,821,247)

Net Assets - 100.0%		$2,204,785,840

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$776,997,493

Gross unrealized appreciation	$24,751,825
Gross unrealized depreciation	(37,881,502)

Net unrealized appreciation	$13,129,677

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

87

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	181,776,362	—		(15,712,688)[1]	166,063,674	$166,063,674	—	$435,593
BlackRock Cash Funds: Prime, SL Agency Shares	28,477,459	2,317,113	[1]	—	30,794,572	$30,794,572	—	$80,822
iShares Barclays TIPS Bond Fund	1,198,837	111,814		(59,412)	1,251,239	$143,016,168	$357,762	$5,194,568
iShares Cohen & Steers Realty Majors Index Fund	523,257	8,750		(18,681)	513,326	$31,497,683	$(90,746)	$782,557
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,606,198	58,027		(39,381)	1,624,844	$40,604,852	$(212,309)	$1,763,042
iShares MSCI Canada Index Fund	978,834	193,121		—	1,171,955	$29,873,133	—	$214,849
iShares MSCI EAFE Index Fund	3,855,084	918,950		(261,409)	4,512,625	$215,477,844	$1,195,014	$4,569,370
iShares MSCI EAFE Small Cap Index Fund	727,889	103,759		—	831,648	$29,057,781	—	$428,419
iShares MSCI Emerging Markets Index Fund	1,894,873	314,470		—	2,209,343	$77,481,659	—	$937,254
iShares S&P MidCap 400 Index Fund	1,417,544	40,265		(1,457,809)	—	—	$42,186,667	$643,284
iShares S&P SmallCap 600 Index Fund	782,366	62,304		(844,670)	—	—	$18,156,606	$218,254

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

88

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$1,647,739,271	—	$1,647,739,271
Exchange-Traded Funds	$567,009,570	—	—	567,009,570
Money Market Funds	196,858,246	—	—	196,858,246

Total	$763,867,816	$1,647,739,271	—	$2,411,607,087

89

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value

Master Portfolios - 70.7%
Active Stock Master Portfolio		$775,710,043
ACWI ex-US Index Master Portfolio		3,000,000
CoreAlpha Bond Master Portfolio		470,378,031
Master Small Cap Index Series		59,019,739

Total Master Portfolios		1,308,107,813

Exchange-Traded Funds - 30.1%
iShares Barclays TIPS Bond Fund (a)	647,298	73,986,161
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	754,464	46,293,911
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,428,143	60,679,294
iShares MSCI Canada Index Fund (a)(b)	1,238,115	31,559,551
iShares MSCI EAFE Index Fund (a)(b)	4,798,969	229,150,770
iShares MSCI EAFE Small Cap Index Fund (a)(b)	900,085	31,448,970
iShares MSCI Emerging Markets Index Fund (a)(b)	2,374,692	83,280,448

Total Exchange-Traded Funds
(Cost - $ 571,785,318*)		556,399,105

Money Market Funds - 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	152,853,758	152,853,758
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (a)(c)(d)	28,629,553	28,629,553

Total Money Market Funds
(Cost - $ 181,483,311*)		181,483,311

Total Affiliated Investment Companies - 110.6%		2,045,990,229
Liabilities in Excess of Other Assets - (10.6)%		(196,151,148)

Net Assets - 100.0%		$1,849,839,081

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$776,980,458

Gross unrealized appreciation	$18,845,926
Gross unrealized depreciation	(57,943,968)

Net unrealized depreciation	$(39,098,042)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

90

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	154,257,212	—		(1,403,454)[1]	152,853,758	$152,853,758	—	$437,919
BlackRock Cash Funds: Prime, SL Agency Shares	24,170,906	4,458,647	[1]	—	28,629,553	$28,629,553	—	$81,261
iShares Barlcays TIPS Bond Fund	554,791	99,927		(7,420)	647,298	$73,986,161	$24,958	$2,729,381
iShares Cohen & Steers Realty Majors Index Fund	680,971	88,639		(15,146)	754,464	$46,293,911	$(131,526)	$1,082,668
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,128,614	312,303		(12,774)	2,428,143	$60,679,294	$(63,857)	$2,435,415
iShares MSCI Canada Index Fund	1,040,900	197,215		—	1,238,115	$31,559,551	—	$234,667
iShares MSCI EAFE Index Fund	4,085,815	831,868		(118,714)	4,798,969	$229,150,770	$(673,647)	$5,028,085
iShares MSCI EAFE Small Cap Index Fund	772,751	127,334		—	900,085	$31,448,970	—	$451,915
iShares MSCI Emerging Markets Index Fund	2,015,244	359,448		—	2,374,692	$83,280,448	—	$1,075,785
iShares S&P MidCap 400 Index Fund	1,267,897	63,261		(1,331,158)	—	—	$35,131,638	$608,602
iShares S&P SmallCap 600 Index Fund	697,237	57,617		(754,854)	—	—	$15,120,201	$201,925

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

91

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$1,308,107,813	—	$1,308,107,813
Exchange-Traded Funds	$556,399,105	—	—	556,399,105
Money Market Funds	181,483,311	—	—	181,483,311

Total	$737,882,416	$1,308,107,813	—	$2,045,990,229

92

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value

Master Portfolios - 67.5%
Active Stock Master Portfolio		$695,887,493
ACWI ex-US Index Master Portfolio		4,500,000
CoreAlpha Bond Master Portfolio		191,507,938
Master Small Cap Index Series		39,655,987

Total Master Portfolios		931,551,418

Exchange-Traded Funds - 32.9%
iShares Barclays TIPS Bond Fund (a)	180,235	20,600,861
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	761,938	46,752,516
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,453,473	61,312,290
iShares MSCI Canada Index Fund (a)(b)	1,091,265	27,816,345
iShares MSCI EAFE Index Fund (a)(b)	4,167,914	199,017,893
iShares MSCI EAFE Small Cap Index Fund (a)(b)	769,236	26,877,106
iShares MSCI Emerging Markets Index Fund (a)(b)	2,055,650	72,091,645

Total Exchange-Traded Funds
(Cost - $ 480,800,773*)		454,468,656

Money Market Funds - 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	150,010,122	150,010,122
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (a)(c)(d)	27,843,547	27,843,547

Total Money Market Funds
(Cost - $ 177,853,669*)		177,853,669

Total Affiliated Investment Companies - 113.3%		1,563,873,743
Liabilities in Excess of Other Assets - (13.3)%		(183,812,544)

Net Assets - 100.0%		$1,380,061,199

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$658,654,442

Gross unrealized appreciation	$12,572,582
Gross unrealized depreciation	(38,904,699)

Net unrealized depreciation	$(26,332,117)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

93

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	139,976,764	10,033,358	[1]	—	150,010,122	$150,010,122	—	$392,989
BlackRock Cash Funds: Prime, SL Agency Shares	22,015,363	5,828,184	[1]	—	27,843,547	$27,843,547	—	$73,130
iShares Barclays TIPS Bond Fund	150,344	29,891		—	180,235	$20,600,861	—	$714,785
iShares Cohen & Steers Realty Majors Index Fund	693,309	90,647		(22,018)	761,938	$46,752,516	$(222,199)	$1,083,692
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,156,480	325,308		(28,315)	2,453,473	$61,312,290	$(141,547)	$2,448,622
iShares MSCI Canada Index Fund	949,552	141,713		—	1,091,265	$27,816,345	—	$208,128
iShares MSCI EAFE Index Fund	3,659,166	603,552		(94,804)	4,167,914	$199,017,893	$(1,193,814)	$4,533,788
iShares MSCI EAFE Small Cap Index Fund	687,000	94,628		(12,392)	769,236	$26,877,106	$(6,411)	$407,754
iShares MSCI Emerging Markets Index Fund	1,807,304	293,694		(45,348)	2,055,650	$72,091,645	$(118,888)	$904,599
iShares S&P MidCap 400 Index Fund	1,012,776	116,124		(1,128,900)	—	—	$27,835,692	$503,476
iShares S&P SmallCap 600 Index Fund	549,842	94,804		(644,646)	—	—	$11,698,883	$168,904

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

94

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$931,551,418	—	$931,551,418
Exchange-Traded Funds	$454,468,656	—	—	454,468,656
Money Market Funds	177,853,669	—	—	177,853,669

Total	$632,322,325	$931,551,418	—	$1,563,873,743

95

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value

Master Portfolios - 62.7%
Active Stock Master Portfolio		$85,894,475
ACWI ex-US Index Master Portfolio		119,599
CoreAlpha Bond Master Portfolio		4,897,305
Master Small Cap Index Series		3,938,991

Total Master Portfolios		94,850,370

Exchange-Traded Funds - 37.0%
iShares Cohen & Steers Realty Majors Index Fund (a)	104,044	6,384,140
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	338,172	8,450,918
iShares MSCI Canada Index Fund (a)(b)	129,407	3,298,585
iShares MSCI EAFE Index Fund (a)(b)	527,564	25,191,181
iShares MSCI EAFE Small Cap Index Fund (a)(b)	98,965	3,457,837
iShares MSCI Emerging Markets Index Fund (a)(b)	265,793	9,321,361

Total Exchange-Traded Funds
(Cost - $62,175,049*)		56,104,022

Money Market Funds - 23.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	29,686,284	29,686,284
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (a)(c)(d)	5,517,504	5,517,504

Total Money Market Funds
(Cost - $35,203,788*)		35,203,788

Total Affiliated Investment Companies - 123.0%		186,158,180
Liabilities in Excess of Other Assets - (23.0)%		(34,826,940)

Net Assets - 100.0%		$151,331,240

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$97,876,888

Gross unrealized appreciation	$425,790
Gross unrealized depreciation	(6,994,868)

Net unrealized depreciation	$(6,569,078)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

96

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	11,027,847	18,658,437	[1]	—	29,686,284	$29,686,284	—	$37,057
BlackRock Cash Funds: Prime, SL Agency Shares	1,709,851	3,807,653	[1]	—	5,517,504	$5,517,504	—	$6,785
iShares Cohen & Steers Realty Majors Index Fund	67,805	36,239		—	104,044	$6,384,140	—	$135,479
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,207	126,965		—	338,172	$8,450,918	—	$296,604
iShares MSCI Canada Index Fund	85,268	44,139		—	129,407	$3,298,585	—	$24,252
iShares MSCI EAFE Index Fund	326,243	201,321		—	527,564	$25,191,181	—	$510,584
iShares MSCI EAFE Small Cap Index Fund	62,233	36,732		—	98,965	$3,457,837	—	$47,746
iShares MSCI Emerging Markets Index Fund	160,758	105,035		—	265,793	$9,321,361	—	$103,943
iShares S&P MidCap 400 Index Fund	86,290	40,925		(127,215)	—	—	$2,131,959	$52,811
iShares S&P SmallCap 600 Index Fund	47,346	24,960		(72,306)	—	—	$912,549	$17,733

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

97

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$94,850,370	—	$94,850,370
Exchange-Traded Funds	$56,104,022	—	—	56,104,022
Money Market Funds	35,203,788	—	—	35,203,788

Total	$91,307,810	$94,850,370	—	$186,158,180

98

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Consumer Discretionary - 12.4%
Auto Components - 0.4%
BorgWarner, Inc. (a)	58,500	$3,541,005
Johnson Controls, Inc.	211,000	5,564,070
TRW Automotive Holdings Corp. (a)	29,840	976,663
WABCO Holdings, Inc. (a)	6,345	240,222

		10,321,960

Automobiles - 0.6%
General Motors Co. (a)	623,320	12,578,598
Tesla Motors, Inc. (a)	111,200	2,712,168

		15,290,766

Diversified Consumer Services - 0.8%
Apollo Group, Inc., Class A (a)	280,064	11,093,335
H&R Block, Inc.	34,000	452,540
ITT Educational Services, Inc. (a)	65,000	3,742,700
Weight Watchers International, Inc. (b)	90,096	5,248,092

		20,536,667

Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	182,000	3,807,440
Chipotle Mexican Grill, Inc. (a)	8,300	2,514,485
Las Vegas Sands Corp. (a)	183,700	7,043,058
McDonald’s Corp. (b)	209,203	18,372,207
Panera Bread Co., Class A (a)	4,217	438,315
Penn National Gaming, Inc. (a)	59,720	1,988,079
Starbucks Corp.	135,700	5,060,253
Starwood Hotels & Resorts Worldwide, Inc.	78,602	3,051,330

		42,275,167

Household Durables - 0.7%
NVR, Inc. (a)	4,682	2,827,834
Stanley Black & Decker, Inc.	79,000	3,878,900
Tempur-Pedic International, Inc. (a)	117,951	6,205,402
Tupperware Brands Corp.	70,003	3,761,961
Whirlpool Corp.	1,928	96,227

		16,770,324

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	65,300	14,119,819
Expedia, Inc.	157,000	4,042,750
NetFlix, Inc. (a)	17,982	2,034,843
priceline.com, Inc. (a)	8,506	3,823,107

		24,020,519

Leisure Equipment & Products - 0.3%
Mattel, Inc.	96,404	2,495,900
Polaris Industries, Inc.	112,020	5,597,639

		8,093,539

Media - 3.3%
CBS Corp., Class B	200,000	4,076,000
Cablevision Systems Corp.	30,642	481,999

99

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Discretionary (Cont.)
Media (Cont.)
Comcast Corp, Class A	724,400	$14,987,836
DIRECTV, Class A (a)	89,077	3,763,503
DISH Network Corp. (a)	165,001	4,134,925
Discovery Communications, Inc. (a)	49,798	1,873,401
John Wiley & Sons, Inc., Class A	93,000	4,131,060
Liberty Media Corp. - Liberty Capital (a)	3,172	209,733
Liberty Media Corp. - Liberty Starz (a)	15,204	966,366
Scripps Networks Interactive, Inc., Class A (b)	133,192	4,950,747
SuperMedia, Inc. (a)(b)	24,387	37,800
Time Warner Cable, Inc. (b)	112,356	7,041,351
Time Warner, Inc. (b)	410,119	12,291,266
Viacom, Inc., Class B	546,252	21,161,802
The Walt Disney Co.	94,100	2,838,056
The Washington Post Co., Class B	3,293	1,076,712

		84,022,557

Multiline Retail - 0.9%
Big Lots, Inc. (a)	56,524	1,968,731
Dollar Tree, Inc. (a)	63,000	4,731,930
Family Dollar Stores, Inc. (b)	5,445	276,933
J.C. Penney Co., Inc. (b)	3	80
Nordstrom, Inc.	102,000	4,659,360
Wal-Mart Stores, Inc.	225,776	11,717,774

		23,354,808

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	3	185
Aeropostale, Inc. (a)	66,564	719,557
AutoZone, Inc. (a)	18,235	5,820,430
Bed Bath & Beyond, Inc. (a)	13,603	779,588
Best Buy Co., Inc. (b)	31,100	724,630
Chico’s FAS, Inc.	307,000	3,509,010
DSW Inc, Class A	11,846	547,048
The Home Depot, Inc.	349,300	11,481,491
Limited Brands, Inc.	159,600	6,146,196
Lowe’s Cos., Inc.	89,473	1,730,408
PetSmart, Inc.	124,623	5,315,171
Ross Stores, Inc.	34,682	2,729,126
Signet Jewelers Ltd. (a)	47,955	1,620,879
Tiffany & Co.	69,500	4,226,990
Williams-Sonoma, Inc.	126,000	3,879,540

		49,230,249

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	253,663	13,147,353
NIKE, Inc., Class B	34,992	2,992,166
VF Corp.	52,500	6,379,800

		22,519,319

Total Consumer Discretionary		316,435,875

Consumer Staples - 9.4%
Beverages - 1.7%
Brown-Forman Corp., Class B (b)	14,716	1,032,180
The Coca-Cola Co. (b)	318,268	21,502,186
Coca-Cola Enterprises, Inc.	184,000	4,577,920
Hansen Natural Corp. (a)	63,867	5,574,950
Molson Coors Brewing Co., Class B	15,093	597,834

100

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Staples (Cont.)
Beverages (Cont.)
PepsiCo, Inc.	151,700	$9,390,230

		42,675,300

Food & Staples Retailing - 1.3%
BJ’s Wholesale Club, Inc. (a)	2,439	124,974
CVS Caremark Corp.	74,900	2,515,142
Costco Wholesale Corp. (b)	34,544	2,836,753
The Kroger Co.	805,182	17,681,797
Walgreen Co.	188,544	6,201,212
Whole Foods Market, Inc.	66,100	4,316,991

		33,676,869

Food Products - 2.1%
Archer Daniels Midland Co.	334,400	8,296,464
General Mills, Inc.	215,500	8,290,285
Green Mountain Coffee Roasters, Inc. (a)	27,300	2,537,262
H.J. Heinz Co.	65,000	3,281,200
The Hershey Co.	5,046	298,925
The J.M. Smucker Co.	23,465	1,710,364
Kraft Foods, Inc., Class A	125,400	4,210,932
Ralcorp Holdings, Inc. (a)	2,454	188,246
Tyson Foods, Inc., Class A	139,629	2,423,960
Unilever NV	755,600	23,793,844

		55,031,482

Household Products - 1.6%
The Clorox Co. (b)	5,937	393,801
Kimberly-Clark Corp.	200,800	14,258,808
The Procter & Gamble Co.	416,125	26,290,778

		40,943,387

Personal Products - 1.0%
The Estee Lauder Cos., Inc., Class A (b)	47,188	4,144,994
Herbalife Ltd.	184,895	9,910,372
Mead Johnson Nutrition Co.	157,493	10,840,243

		24,895,609

Tobacco - 1.7%
Altria Group, Inc.	104,600	2,804,326
Lorillard, Inc. (b)	97,282	10,769,117
Philip Morris International, Inc. (b)	467,354	29,153,543

		42,726,986

Total Consumer Staples		239,949,633

Energy - 9.9%
Energy Equipment & Services - 2.0%
Ensco International Plc	222,200	8,983,546
Exterran Holdings, Inc. (a)	55,077	535,348
Halliburton Co.	439,874	13,424,955
Helmerich & Payne, Inc.	84,000	3,410,400
McDermott International, Inc. (a)	127,072	1,367,295
Noble Corp. (a)	308,100	9,042,735
Oil States International, Inc. (a)	19,311	983,316
SEACOR Holdings, Inc.	15,457	1,239,806
Schlumberger Ltd.	213,062	12,726,193

101

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Energy (Cont.)
Energy Equipment & Services (Cont.)
Unit Corp. (a)	2,303	$85,027

		51,798,621

Oil, Gas & Consumable Fuels - 7.9%
Alpha Natural Resources, Inc. (a)	164,968	2,918,284
Anadarko Petroleum Corp.	114,400	7,212,920
Chevron Corp.	321,094	29,707,617
ConocoPhillips (b)	237,080	15,011,905
CONSOL Energy, Inc.	18,000	610,740
Devon Energy Corp. (b)	171,403	9,502,582
Energy Partners Ltd. (a)(b)	64,763	716,926
Exxon Mobil Corp.	970,774	70,507,316
Hess Corp.	157,092	8,241,046
HollyFrontier Corp.	145,169	3,806,331
Kinder Morgan, Inc.	32,400	838,836
Kosmos Energy Ltd. (a)	8,000	93,680
Marathon Oil Corp.	615,531	13,283,159
Marathon Petroleum Corp.	99,296	2,686,950
Murphy Oil Corp.	76,400	3,373,824
Occidental Petroleum Corp.	58,600	4,189,900
Peabody Energy Corp.	211,500	7,165,620
Range Resources Corp.	107,400	6,278,604
Southern Union Co.	5,561	225,610
Spectra Energy Corp.	89,500	2,195,435
Total SA	167,700	7,356,999
Whiting Petroleum Corp. (a)	96,608	3,389,009

		199,313,293

Total Energy		251,111,914

Financials - 11.3%
Capital Markets - 0.7%
Ameriprise Financial, Inc. (b)	90,327	3,555,271
The Bank of New York Mellon Corp.	400,706	7,449,124
The Goldman Sachs Group, Inc.	33,523	3,169,600
Jefferies Group, Inc.	267,000	3,313,470
Morgan Stanley	34,031	459,418

		17,946,883

Commercial Banks - 2.4%
Associated Banc-Corp.	9,324	86,713
BOK Financial Corp.	2,153	100,954
City National Corp.	60,119	2,270,094
First Citizens Bancshares, Inc., Class A	2,863	410,955
First Republic Bank (a)	41,234	954,979
M&T Bank Corp. (b)	41,221	2,881,348
Regions Financial Corp.	83,132	276,830
SunTrust Banks, Inc.	164,002	2,943,836
U.S. Bancorp	697,800	16,426,212
Wells Fargo & Co.	1,415,661	34,145,743

		60,497,664

Consumer Finance - 0.5%
American Express Co.	116,700	5,239,830
Capital One Financial Corp. (b)	86,438	3,425,538

102

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Financials (Cont.)
Consumer Finance (Cont.)
Discover Financial Services	172,004	$3,945,772

		12,611,140

Diversified Financial Services - 3.1%
Bank of America Corp.	284,763	1,742,750
CME Group, Inc.	13,010	3,205,664
Citigroup, Inc.	732,614	18,769,571
JPMorgan Chase & Co.	1,426,670	42,971,300
Moody’s Corp. (b)	141,603	4,311,811
The NASDAQ OMX Group, Inc. (a)	306,595	7,094,608
NYSE Euronext	52,283	1,215,057

		79,310,761

Insurance - 4.3%
ACE Ltd.	292,590	17,730,954
Aflac, Inc.	256,102	8,950,765
Allied World Assurance Co. Holdings Ltd.	58,500	3,142,035
American National Insurance Co.	2,425	167,931
Aspen Insurance Holdings Ltd.	63,160	1,455,206
Axis Capital Holdings Ltd.	54,833	1,422,368
Berkshire Hathaway, Inc., Class B (a)	2,918	207,295
Chubb Corp.	86,100	5,165,139
Endurance Specialty Holdings Ltd.	41,134	1,404,726
The Hanover Insurance Group, Inc.	51,951	1,844,260
Hartford Financial Services Group, Inc.	270,700	4,369,098
Kemper Corp.	3	72
Lincoln National Corp.	234,200	3,660,546
MetLife, Inc.	605,800	16,968,458
PartnerRe Ltd.	39,632	2,071,565
Prudential Financial, Inc.	240,300	11,260,458
RenaissanceRe Holdings Ltd.	1	64
Transatlantic Holdings, Inc.	2,782	134,983
The Travelers Cos., Inc. (b)	554,123	27,002,414
Validus Holdings Ltd.	38,495	959,295
Willis Group Holdings Plc (b)	6	206

		107,917,838

Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.	2,685	164,832
Brandywine Realty Trust	37,885	303,459
CommonWealth REIT	11,622	220,470
Rayonier, Inc.	139,835	5,144,511
Taubman Centers, Inc.	6,973	350,812
Vornado Realty Trust	21,794	1,626,268

		7,810,352

Real Estate Management & Development - 0.0%
The Howard Hughes Corp. (a)	7,882	331,832

Thrifts & Mortgage Finance - 0.0%
First Niagara Financial Group, Inc.	13,521	123,717

Total Financials		286,550,187

Health Care - 13.2%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	77,000	4,932,620
Amgen, Inc.	304,064	16,708,317
Biogen Idec, Inc. (a)	167,956	15,645,102
Celgene Corp. (a)	57,671	3,570,988
Cephalon, Inc. (a)	3,349	270,264

103

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care (Cont.)
Biotechnology (Cont.)
Myriad Genetics, Inc. (a)	235,121	$4,406,168
United Therapeutics Corp. (a)	181,129	6,790,526
Vertex Pharmaceuticals, Inc. (a)	108,800	4,845,952

		57,169,937

Health Care Equipment & Supplies - 2.1%
Alere, Inc. (a)	12,462	244,878
Baxter International, Inc.	326,000	18,301,640
Covidien Plc	3,048	134,417
DENTSPLY International, Inc.	34,000	1,043,460
Hill-Rom Holdings, Inc.	108,000	3,242,160
Hospira, Inc. (a)	1,032	38,184
IDEXX Laboratories, Inc. (a)	57,000	3,931,290
Intuitive Surgical, Inc. (a)	775	282,317
Kinetic Concepts, Inc. (a)	66,845	4,404,417
Medtronic, Inc.	396,102	13,166,430
Sirona Dental Systems, Inc. (a)	15,622	662,529
Stryker Corp.	151,751	7,152,025

		52,603,747

Health Care Providers & Services - 2.2%
AMERIGROUP Corp. (a)	71,000	2,769,710
Aetna, Inc.	201,100	7,309,985
AmerisourceBergen Corp.	304,800	11,359,896
Cardinal Health, Inc.	184,000	7,705,920
Express Scripts, Inc. (a)	28,937	1,072,694
HCA Holdings, Inc. (a)	65,321	1,316,871
Health Management Associates, Inc. (a)	509,000	3,522,280
Humana, Inc.	557	40,511
McKesson Corp.	72,000	5,234,400
Medco Health Solutions, Inc. (a)	96,334	4,517,101
Tenet Healthcare Corp. (a)	807,000	3,332,910
WellPoint, Inc.	99,981	6,526,760

		54,709,038

Health Care Technology - 0.3%
Cerner Corp. (a)	113,800	7,797,576
SXC Health Solutions Corp. (a)	2,642	147,159

		7,944,735

Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc., Class A (a)	1,144	103,841
Covance, Inc. (a)	24,826	1,128,342
Thermo Fisher Scientific, Inc. (a)	136,380	6,906,283

		8,138,466

Pharmaceuticals - 6.1%
Abbott Laboratories	265,300	13,567,442
Allergan, Inc. (b)	150,680	12,413,019
Bristol-Myers Squibb Co.	396,900	12,454,722
Eli Lilly & Co.	413,600	15,290,792
Forest Laboratories, Inc. (a)	3,471	106,872
Johnson & Johnson (b)	432,499	27,554,511
Merck & Co., Inc. (b)	1,027,493	33,609,296
Pfizer, Inc.	1,781,402	31,495,187
Valeant Pharmaceuticals International, Inc.	34,500	1,280,640

104

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care (Cont.)
Pharmaceuticals (Cont.)
Warner Chilcott Plc, Class A (a)	546,822	$7,819,555

		155,592,036

Total Health Care		336,157,959

Industrials - 9.8%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	29,850	1,627,123
The Boeing Co.	264,500	16,004,895
General Dynamics Corp.	76,400	4,346,396
Goodrich Corp.	5,695	687,273
Honeywell International, Inc.	274,300	12,044,513
ITT Corp.	14,064	590,688
L-3 Communications Holdings, Inc. (b)	40,312	2,498,135
Lockheed Martin Corp.	77,000	5,593,280
Northrop Grumman Corp. (b)	144,012	7,511,666
Precision Castparts Corp.	37,601	5,845,451
Raytheon Co.	148,900	6,085,543
Rockwell Collins, Inc.	21,100	1,113,236
United Technologies Corp.	187,402	13,185,605

		77,133,804

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (b)	38,946	2,666,633
UTi Worldwide, Inc. (b)	4,964	64,730
United Parcel Service, Inc., Class B	60,200	3,801,630

		6,532,993

Airlines - 0.6%
Copa Holdings SA (b)	6,727	412,163
Delta Air Lines, Inc. (a)	1,138,900	8,541,750
Southwest Airlines Co. (b)	687,137	5,524,582

		14,478,495

Building Products - 0.0%
Owens Corning (a)	4,895	106,124

Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	128,000	3,664,640
Fluor Corp.	85,000	3,956,750
Jacobs Engineering Group, Inc. (a)	296,100	9,561,069
KBR, Inc.	177,837	4,202,289
URS Corp. (a)	52,964	1,570,912

		22,955,660

Electrical Equipment - 0.1%
Cooper Industries Plc, Class A	32,757	1,510,753
Rockwell Automation, Inc.	23,700	1,327,200

		2,837,953

Industrial Conglomerates - 2.2%
3M Co.	56,400	4,048,956
General Electric Co.	1,783,679	27,183,268
Textron, Inc.	394,900	6,966,036

105

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Industrials (Cont.)
Industrial Conglomerates (Cont.)
Tyco International Ltd.	420,847	$17,149,515

		55,347,775

Machinery - 1.7%
CNH Global NV (a)(b)	40,488	1,062,405
Caterpillar, Inc.	181,832	13,426,475
Cummins, Inc.	20,433	1,668,559
Danaher Corp.	255,000	10,694,700
Deere & Co.	131,000	8,458,670
Gardner Denver, Inc.	56,944	3,618,791
Harsco Corp. (b)	47,512	921,257
Navistar International Corp. (a)	2,731	87,720
Terex Corp. (a)	188,419	1,933,179
The Manitowoc Co., Inc.	79,000	530,090
Timken Co. (b)	20,033	657,483

		43,059,329

Professional Services - 0.2%
Manpower, Inc.	175,264	5,892,376
Nielsen Holdings NV (a)	2,581	67,312

		5,959,688

Road & Rail - 0.7%
CSX Corp.	475,037	8,868,941
Canadian National Railway Co.	80,500	5,359,690
Union Pacific Corp.	45,835	3,743,344

		17,971,975

Trading Companies & Distributors - 0.1%
Air Lease Corp. (a)	3,016	57,907
WESCO International, Inc. (a)	45,169	1,515,420

		1,573,327

Total Industrials		247,957,123

Information Technology - 19.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	453,000	7,016,970
EchoStar Corp. (a)	17,219	389,322
F5 Networks, Inc. (a)	7,836	556,748
Harris Corp. (b)	46,931	1,603,632
Juniper Networks, Inc. (a)	6,007	103,681
QUALCOMM, Inc.	392,260	19,075,604
Riverbed Technology, Inc. (a)	7,222	144,151

		28,890,108

Computers & Peripherals - 5.1%
Apple, Inc. (a)	188,324	71,785,342
Dell, Inc. (a)	381,000	5,391,150
Hewlett-Packard Co.	144,681	3,248,089
International Business Machines Corp. (b)	221,504	38,769,845
NetApp, Inc. (a)	92,334	3,133,816
QLogic Corp. (a)	295,000	3,740,600
SanDisk Corp. (a)	53,700	2,166,795

106

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September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Computers & Peripherals (Cont.)
Teradata Corp. (a)	13,622	$729,186

		128,964,823

Electronic Equipment, Instruments & Components - 0.9%
Agilent Technologies, Inc. (a)	164,741	5,148,156
Corning, Inc.	1,365,000	16,871,400
Dolby Laboratories, Inc., Class A (a)(b)	57,450	1,576,428

		23,595,984

Internet Software & Services - 1.6%
AOL, Inc. (a)	42,400	508,800
eBay, Inc. (a)	107,600	3,173,124
Google, Inc., Class A (a)	44,567	22,924,373
IAC/InterActiveCorp (a)	116,652	4,613,587
Rackspace Hosting, Inc. (a)	185,900	6,346,626
VistaPrint NV (a)	42,142	1,139,098
WebMD Health Corp. (a)	28,119	847,788

		39,553,396

IT Services - 1.8%
Accenture Plc, Class A	103,100	5,431,308
Amdocs Ltd. (a)	102,714	2,785,604
Automatic Data Processing, Inc.	27,200	1,282,480
Broadridge Financial Solutions, Inc.	48,072	968,170
Cognizant Technology Solutions Corp., Class A (a)	24,197	1,517,152
Computer Sciences Corp. (b)	70,852	1,902,376
DST Systems, Inc.	88,000	3,857,040
Fiserv, Inc. (a)	12,983	659,147
Global Payments, Inc.	101,000	4,079,390
MasterCard, Inc., Class A	7,651	2,426,591
SAIC, Inc. (a)	289,000	3,413,090
VeriFone Systems, Inc. (a)	89,600	3,137,792
The Western Union Co.	880,400	13,461,316

		44,921,456

Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp. (b)	368,903	11,631,512
Applied Materials, Inc.	396,000	4,098,600
Avago Technologies Ltd.	331,083	10,849,590
Broadcom Corp., Class A (a)	183,000	6,092,070
Cypress Semiconductor Corp. (a)	240,000	3,592,800
Intel Corp. (b)	495,092	10,560,312
Intersil Corp. Class A	171,000	1,759,590
KLA-Tencor Corp.	30,000	1,148,400
LSI Corp. (a)	2,930,400	15,179,472
Marvell Technology Group Ltd. (a)	148,500	2,157,705
Maxim Integrated Products, Inc.	194,000	4,526,020
Micron Technology, Inc. (a)	1,558,300	7,853,832
NVIDIA Corp. (a)	345,000	4,312,500
NXP Semiconductor NV (a)	67,900	958,748
Texas Instruments, Inc. (b)	71,791	1,913,230
Varian Semiconductor Equipment Associates, Inc. (a)	3,407	208,338
Xilinx, Inc.	161,000	4,417,840

		91,260,559

Software - 4.9%
Adobe Systems, Inc. (a)	4,109	99,314
Autodesk, Inc. (a)	59,338	1,648,410
BMC Software, Inc. (a)	31,351	1,208,895
Cadence Design Systems, Inc. (a)	502,000	4,638,480

107

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Software (Cont.)
Check Point Software Technologies (a)	160,300	$8,457,428
Citrix Systems, Inc. (a)	81,671	4,453,520
Fortinet, Inc. (a)	239,000	4,015,200
Intuit, Inc. (a)	72,652	3,446,611
MICROS Systems, Inc. (a)	54,375	2,387,606
Microsoft Corp.	2,404,397	59,845,441
Oracle Corp.	257,239	7,393,049
Red Hat, Inc. (a)	155,000	6,550,300
Rovi Corp. (a)	1	43
Salesforce.com, Inc. (a)(b)	53,101	6,068,382
Symantec Corp. (a)	315,000	5,134,500
TIBCO Software, Inc. (a)	196,000	4,388,440
VMware, Inc., Class A (a)	73,451	5,903,991

		125,639,610

Total Information Technology		482,825,936

Materials - 3.9%
Chemicals - 2.2%
Airgas, Inc. (b)	3,443	219,732
Albemarle Corp.	30,062	1,214,505
CF Industries Holdings, Inc.	51,628	6,370,379
Cabot Corp.	12,240	303,307
Celanese Corp.	50,900	1,655,777
The Dow Chemical Co.	107,600	2,416,696
E.I. du Pont de Nemours & Co.	463,900	18,542,083
Huntsman Corp.	124,401	1,202,957
Kronos Worldwide, Inc.	46,088	741,095
LyondellBasell Industries NV, Class A	217,388	5,310,789
Monsanto Co.	65,400	3,926,616
The Mosaic Co.	13,340	653,260
Olin Corp.	110,600	1,991,906
Potash Corp. of Saskatchewan, Inc.	41,000	1,772,020
Praxair, Inc.	39,100	3,655,068
WR Grace & Co. (a)	91,000	3,030,300
Westlake Chemical Corp.	91,000	3,119,480

		56,125,970

Containers & Packaging - 0.2%
Ball Corp.	98,351	3,050,848
Crown Holdings, Inc. (a)	47,402	1,450,975
Rock-Tenn Co, Class A	8,628	420,011
Temple-Inland, Inc.	4,826	151,392

		5,073,226

Metals & Mining - 1.1%
Alcoa, Inc. (b)	893,123	8,547,187
Cliffs Natural Resources, Inc.	5,886	301,187
Freeport-McMoRan Copper & Gold, Inc.	79,000	2,405,550
Nucor Corp.	200,100	6,331,164
Southern Copper Corp.	155,043	3,874,525
United States Steel Corp.	222,400	4,895,024
Walter Energy, Inc.	28,135	1,688,381

		28,043,018

Paper & Forest Products - 0.4%
Domtar Corp.	18,535	1,263,531
International Paper Co.	173,000	4,022,250
MeadWestvaco Corp.	120,800	2,966,848

108

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Materials (Cont.)
Paper & Forest Products (Cont.)
Weyerhaeuser Co.	102,100	$1,587,655
		9,840,284

Total Materials		99,082,498

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. (b)	752,966	21,474,590
BCE, Inc.	49,900	1,869,254
CenturyLink, Inc.	389,764	12,908,984
Frontier Communications Corp.	29,300	179,023
Verizon Communications, Inc.	861,742	31,712,106
Windstream Corp.	133,500	1,556,610

		69,700,567

Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	473,000	4,119,830
Telephone & Data Systems, Inc.	4,697	99,811
Vodafone Group Plc	88,500	2,270,025

		6,489,666

Total Telecommunication Services		76,190,233

Utilities - 3.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	61,900	2,353,438
Duke Energy Corp.	103,600	2,070,964
Entergy Corp. (b)	75,696	5,017,888
FirstEnergy Corp.	21,600	970,056
IDACORP, Inc. (b)	11,251	425,063
ITC Holdings Corp.	16,400	1,269,852
NextEra Energy, Inc.	75,740	4,091,475
Northeast Utilities (b)	84,024	2,827,407
PPL Corp.	45,800	1,307,132
Pinnacle West Capital Corp.	7,498	321,964
Southern Co.	411,300	17,426,781

		38,082,020

Gas Utilities - 0.5%
Atmos Energy Corp.	8,813	285,982
EQT Corp.	71,400	3,809,904
Energen Corp.	59,504	2,433,119
National Fuel Gas Co. (b)	29,502	1,436,157
Oneok, Inc.	61,002	4,028,572
UGI Corp. (b)	27,649	726,339

		12,720,073

Independent Power Producers & Energy Traders - 0.0%
The AES Corp. (a)	10,626	103,710
Constellation Energy Group, Inc.	8,293	315,631
NRG Energy, Inc. (a)	3,366	71,393

		490,734

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	23,500	1,339,970
Dominion Resources, Inc.	368,500	18,708,745
Integrys Energy Group, Inc. (b)	7,504	364,844
NSTAR	4,962	222,347

109

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Utilities (Cont.)
Multi-Utilities (Cont.)
OGE Energy Corp.	13,490	$644,687
Public Service Enterprise Group, Inc.	94,200	3,143,454
Sempra Energy (b)	39,197	2,018,646
Wisconsin Energy Corp. (b)	58,628	1,834,470

		28,277,163

Water Utilities - 0.2%
American Water Works Co., Inc.	112,158	3,384,929

Total Utilities		82,954,919

Rights

Health Care - 0.0%
Sanofi (a)	13	13,408

Total Long-Term Investments
(Cost - $ 2,634,015,928) - 95.2%		2,419,229,685

Short-Term Securities

Money Market Funds - 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)(e)	176,098,189	176,098,189
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (c)(d)(e)	10,466,908	10,466,908

		186,565,097

	Par (000)	Value
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bill, 0.01%, 12/22/11 (f)(g)	$915	914,970

Total Short-Term Securities
(Cost - $ 187,480,097) - 7.3%		187,480,067

Total Investments
(Cost - $ 2,821,496,025*) - 102.5%		2,606,709,752

Liabilities in Excess of Other Assets - (2.5)%		(63,910,970)

Net Assets - 100.0%		$2,542,798,782

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,840,234,254

Gross unrealized appreciation	$69,431,724
Gross unrealized depreciation	(302,956,226)

Net unrealized depreciation	$(233,524,502)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	259,245,739	(83,147,550)	176,098,189	$850,991
BlackRock Cash Funds: Prime, SL Agency Shares	34,372,877	(23,905,969)	10,466,908	$142,761

110

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

202	S&P 500 Index	Chicago	December 2011	$11,372,600	$(628,445)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,419,216,277	—	—	$2,419,216,277
Rights	13,408	—	—	13,408
Short-Term Securities:
Money Market Funds	186,565,097	—	—	186,565,097
U.S. Treasury Obligations	—	$914,970	—	914,970

Total	$2,605,794,782	$914,970	—	$2,606,709,752

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(628,445)	—	—	$(628,445)

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

111

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SCHEDULE OF INVESTMENTS

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value

ACE Securities Corp., Series 2005-AG1, Class A2D, 0.59%, 8/25/35 (a)	$4,010	$3,496,146
AH Mortgage Advance Trust, Series SART-1, Class A1, 2.63%, 5/10/42 (b)	7,400	7,372,250
Access Group, Inc., Series 2004-A, Class A2, 0.51%, 4/25/29 (a)	4,510	4,270,337
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)	5,781	5,915,710
AmeriCredit Automobile Receivables Trust:
Series 2006-RM, Class A3, 5.53%, 1/06/14	3,185	3,187,285
Series 2007-CM, Class A4A, 5.55%, 4/07/14	3,770	3,839,471
Series 2011-1, Class D, 4.26%, 2/08/17	700	709,015
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.43%, 8/25/35 (a)	761	713,569
Series 2005-R9, Class AF6, 5.16%, 11/25/35 (a)	4,684	4,683,660
Series 2006-R1, Class A2C, 0.42%, 3/25/36 (a)	1,546	1,524,088
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.71%, 6/25/35 (a)	410	399,573
Series 2005-OPT1, Class A1SS, 0.48%, 7/25/35 (a)	904	862,694
Bank of America Credit Card Trust, Series 2007-C1, Class C1, 0.52%, 6/16/14 (a)	2,300	2,296,314
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.48%, 11/25/37 (a)	1,929	1,863,710
BankAmerica Manufactured Housing Contract Trust, Series 1998-1, Class M, 1.00%, 4/10/23	602	605,846
Bear Stearns Asset Backed Securities Trust, Series 2007-HE3, Class 1A1, 0.35%, 4/25/37 (a)	3,252	3,090,162
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.23%, 10/25/37 (a)(b)	4,255	4,131,394
Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2, 0.53%, 11/17/14 (a)	11,900	11,874,779
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.35%, 2/25/37 (a)	988	949,592
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	523	525,036
Chesapeake Funding LLC, Series 2009-1, Class A, 2.23%, 12/15/20 (a)(b)	8,744	8,764,291
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%, 2/18/14	12,900	13,177,350
Series 2008-C6, Class C6, 6.30%, 6/20/14	2,200	2,275,564
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2A, 1.12%, 7/25/37 (a)	225	215,535
Countrywide Asset-Backed Certificates:
Series 2005-4, Class MV1, 0.69%, 10/25/35 (a)	4,880	4,684,425
Series 2005-7, Class MV1, 0.74%, 11/25/35 (a)	3,212	2,979,317
Series 2006-15, Class A2, 5.68%, 10/25/46 (a)	2,954	2,856,114
Series 2006-20, Class 2A2, 0.35%, 4/25/47 (a)	3,249	3,074,543
Series 2006-22, Class 2A2, 0.34%, 5/25/47 (a)	4,105	3,927,937
Series 2006-25, Class 2A2, 0.35%, 6/25/47 (a)	5,405	4,843,249
Series 2007-10, Class 2A1, 0.28%, 6/25/47 (a)	1,349	1,288,398
Series 2007-4, Class A1B, 5.81%, 9/25/37	751	735,980
Series 2007-5, Class 2A1, 0.33%, 9/25/47 (a)	1,226	1,199,176
Series 2007-6, Class 2A1, 0.33%, 9/25/37 (a)	1,613	1,582,527
Series 2007-7, Class 2A1, 0.31%, 10/25/47 (a)	136	133,626
Series 2007-8, Class 2A1, 0.29%, 11/25/37 (a)	2,346	2,238,839
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2A, 0.28%, 10/25/36 (a)	477	470,556
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.77%, 9/25/34 (a)	275	252,290
Series 2005-FF10, Class A4, 0.55%, 11/25/35 (a)	2,062	1,599,536
Series 2005-FF4, Class M1, 0.66%, 5/25/35 (a)	2,258	1,626,451
GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2C, 0.59%, 10/25/35 (a)	1,861	1,574,961
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3, 5.59%, 10/25/29	338	334,584

112

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A, 3.72%, 3/15/23 (b)	$5,900	$5,947,200
GSAA Home Equity Trust, Series 2005-12, Class AF3W, 5.00%, 9/25/35 (a)	5,000	4,635,555
GSAMP Trust, Series 2007-HE2, Class A2A, 0.34%, 3/25/47 (a)	765	747,238
Helios Finance LP:
Series 2007-S1, Class B1, 0.93%, 10/20/14 (a)(b)	1,421	1,414,848
Series 2007-S1, Class B2, 2.58%, 10/20/14 (a)(b)	5,744	5,734,178
IndyMac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.36%, 4/25/47 (a)	637	629,533
JPMorgan Mortgage Acquisition Corp.:
Series 2006-CH1, Class A3, 0.33%, 7/25/36 (a)	4,499	4,407,758
Series 2007-CH5, Class A2, 0.28%, 5/25/37 (a)	5,358	5,129,283
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.62%, 11/25/35 (a)	173	168,606
Series 2006-GP4, Class 3A1A, 0.30%, 8/25/46 (a)	—	80
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 0.78%, 6/25/35 (a)	1,794	1,534,898
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.42%, 12/25/35 (a)	1,237	1,213,833
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.70%, 12/25/34 (a)	4,711	4,164,477
Series 2006-1, Class A2B, 0.43%, 12/25/35 (a)	488	479,117
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.36%, 9/25/36 (a)	3,089	2,975,766
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.61%, 7/25/35 (a)	5,873	5,382,472
Series 2005-3, Class M1, 0.71%, 7/25/35 (a)	5,500	4,473,122
Series 2005-3, Class M2, 0.72%, 7/25/35 (a)	1,500	1,043,940
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.93%, 12/25/34 (a)	2,355	2,159,560
Series 2005-WCW3, Class A2C, 0.61%, 8/25/35 (a)	7,552	6,916,792
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.68%, 8/25/35 (a)	3,718	3,618,934
Series 2005-RS6, Class M1, 0.73%, 6/25/35 (a)	4,300	3,227,189
Series 2005-RS8, Class A2, 0.52%, 10/25/33 (a)	2,395	2,259,586
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.50%, 7/25/35 (a)	475	467,075
Series 2005-AHL2, Class A2, 0.49%, 10/25/35 (a)	628	586,479
Series 2007-KS3, Class AI1, 0.34%, 4/25/37 (a)	665	658,376
Series 2007-KS4, Class A1, 0.33%, 5/25/37 (a)	335	328,392
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, 0.28%, 10/25/36 (a)	359	355,575
SLC Student Loan Trust, Series 2010-B, Class A2, 3.73%, 7/15/42 (a)(b)	3,918	4,106,231
SLM Student Loan Trust, Series 2009-C, Class A, 4.50%, 11/16/43 (a)(b)	6,011	5,745,099
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%, 8/15/13	701	701,306
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	2,500	2,492,757
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	4,853	4,833,369
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1A, 0.52%, 8/25/35 (a)	443	437,785
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.34%, 10/25/36 (a)	2,883	2,814,210
Series 2007-1, Class 2A1, 0.32%, 3/25/37 (a)	1,877	1,786,899
Series 2007-OPT5, Class 2A1, 1.03%, 10/25/37 (a)	70	69,595
Specialty Underwriting & Residential Finance:
Series 2005-BC3, Class M2, 0.73%, 6/25/36 (a)	2,600	1,578,346
Series 2006-BC3, Class A2B, 0.32%, 6/25/37 (a)	—	—
Structured Asset Investment Loan Trust, Series 2005-1, Class A5, 0.58%, 2/25/35 (a)(b)	1,137	1,119,349
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.28%, 12/25/36 (a)	1,607	1,561,772
Series 2006-OPT1, Class A4, 0.39%, 4/25/36 (a)	—	—
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%, 7/25/36	431	429,168
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	3,886	3,750,827

113

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

Wheels SPV LLC, Series 2009-1, Class A, 1.78%, 3/15/18 (a)(b)	$4,616	$4,635,506

Total Asset-Backed Securities - 10.0%		228,867,961

Corporate Bonds

Aerospace & Defense - 0.5%
BE Aerospace, Inc., 6.88%, 10/01/20 (c)	1,900	1,980,750
L-3 Communications Corp., Series B, 6.38%, 10/15/15	4,843	4,945,914
TransDigm, Inc., 7.75%, 12/15/18	3,500	3,561,250

		10,487,914

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/19	600	782,984
United Parcel Service, Inc., 4.88%, 11/15/40	400	458,352

		1,241,336

Auto Components - 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	353,929
3.88%, 12/15/20	300	319,010

		672,939

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.38%, 1/15/40	1,400	1,858,599
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,284,790
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,093,302
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,015,074
2.90%, 1/15/16	1,250	1,290,789
PepsiCo, Inc., 4.88%, 11/01/40	1,000	1,145,789

		8,688,343

Biotechnology - 0.5%
Amgen, Inc.:
2.30%, 6/15/16	800	819,085
6.40%, 2/01/39	900	1,184,458
Biogen Idec, Inc., 6.88%, 3/01/18	4,628	5,669,513
Celgene Corp., 3.95%, 10/15/20	4,000	4,052,176
Genentech, Inc., 4.75%, 7/15/15	625	701,301

		12,426,533

Capital Markets - 1.2%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	2,838,502
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	3,600	3,882,316
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,466,920
4.88%, 1/15/15 (c)	900	947,719
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,544,304
6.15%, 4/01/18	1,500	1,554,414
7.50%, 2/15/19	1,200	1,339,103
6.75%, 10/01/37	1,650	1,509,326
6.25%, 2/01/41	950	923,797
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	2,350	2,350,844
Morgan Stanley:
2.88%, 7/28/14 (c)	3,400	3,239,986
6.00%, 4/28/15	1,400	1,393,386
6.25%, 8/28/17	1,500	1,481,173
5.63%, 9/23/19	2,000	1,876,142

114

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September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont)	Par (000)	Value

Capital Markets (Cont)
Series F, 5.95%, 12/28/17	$850	$824,232

		27,172,164

Chemicals - 0.3%
Nalco Co., 6.63%, 1/15/19 (b)	3,500	3,832,500
PPG Industries, Inc., 6.65%, 3/15/18	2,200	2,706,715

		6,539,215

Commercial Banks - 1.6%
American Express Bank FSB, 5.55%, 10/17/12	1,800	1,876,720
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (b)	2,800	2,813,740
BNP Paribas/BNP Paribas LLC, 2.13%, 12/21/12 (c)	4,000	3,939,712
Deutsche Bank AG/London, 2.38%, 1/11/13	3,500	3,475,808
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,624,557
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,093,789
6.50%, 9/15/37	700	687,066
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	841,044
Wachovia Bank NA, 6.00%, 11/15/17	5,400	5,983,843
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,026,980
4.60%, 4/01/21	3,300	3,527,390

		35,890,649

Communications Equipment - 0.3%
Motorola, Inc., 8.00%, 11/01/11	4,600	4,623,042
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	2,723,903

		7,346,945

Consumer Finance - 0.6%
American Express Co., 8.13%, 5/20/19	4,800	6,058,137
American Express Credit Co., 2.75%, 9/15/15	2,600	2,612,761
Capital One Financial Corp., 7.38%, 5/23/14	1,600	1,787,184
Caterpillar Financial Services Corp., 7.05%, 10/01/18 (c)	3,000	3,833,127

		14,291,209

Containers & Packaging - 0.4%
Ball Corp., 5.75%, 5/15/21 (c)	2,900	2,820,250
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	3,900	4,124,250
Sealed Air Corp., 6.88%, 7/15/33 (b)	2,000	1,738,468

		8,682,968

Diversified Financial Services - 1.8%
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,660,333
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,075,299
3.70%, 9/01/15	1,000	921,647
3.75%, 7/12/16	2,400	2,183,546
5.65%, 5/01/18	1,500	1,424,300
5.49%, 3/15/19	1,500	1,316,418
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,473,214
6.38%, 8/12/14	1,400	1,482,207
6.13%, 11/21/17	1,000	1,068,572
8.50%, 5/22/19	1,600	1,932,512
8.13%, 7/15/39	600	719,215
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,976,944
4.38%, 9/16/20	4,000	4,070,204

115

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September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Diversified Financial Services (Cont.)
4.63%, 1/07/21	$1,600	$1,660,565
6.75%, 3/15/32	500	570,786
6.88%, 1/10/39	1,000	1,147,741
Genworth Global Funding Trusts, 5.75%, 5/15/13	1,000	1,013,534
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,259,213
3.45%, 3/01/16	3,300	3,313,609
3.15%, 7/05/16	1,100	1,092,857
5.60%, 7/15/41	2,400	2,507,052
SLM Corp.:
6.25%, 1/25/16	300	294,460
8.00%, 3/25/20	950	937,837

		40,102,065

Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,571,010
2.40%, 8/15/16	1,250	1,261,566
6.55%, 2/15/39	2,000	2,368,564
5.35%, 9/01/40	1,231	1,286,768
BellSouth Corp., 6.55%, 6/15/34	2,400	2,782,606
British Telecommunications Plc, 9.88%, 12/15/30	400	578,697
Embarq Corp., 8.00%, 6/01/36	3,000	2,814,882
Qwest Corp., 8.38%, 5/01/16	3,300	3,621,750
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,664,202
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,678,262
6.90%, 4/15/38	900	1,160,812
8.95%, 3/01/39	500	772,226
7.35%, 4/01/39	1,700	2,293,407
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	2,600	2,762,500
Windstream Corp., 7.88%, 11/01/17 (c)	5,650	5,720,625

		35,337,877

Electric Utilities - 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,100,563
5.88%, 2/01/33	3,500	4,155,116
Duke Energy Corp., 5.05%, 9/15/19	2,000	2,253,524
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,328,791
Ipalco Enterprises, Inc., 5.00%, 5/01/18 (b)	850	777,750
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,551,515
Northern States Power Co, 5.25%, 7/15/35	2,500	2,955,070
Oncor Electric Delivery Co. LLC, 5.95%, 9/01/13	2,750	2,962,572
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,747,317
3.25%, 9/15/21	2,900	2,868,816
PacifiCorp, 5.50%, 1/15/19	1,300	1,555,311
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,451,652
4.40%, 1/15/21	3,700	3,983,579
Southern Co., 4.15%, 5/15/14	900	959,212

		37,650,788

Electrical Equipment - 0.1%
Roper Industries, Inc., 6.25%, 9/01/19	1,500	1,773,807

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,408,721

Energy Equipment & Services - 0.1%
Baker Hughes, Inc., 3.20%, 8/15/21 (b)(c)	3,100	3,123,994

116

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc., 4.88%, 7/08/40	$1,700	$1,884,358

Food Products - 0.8%
General Mills, Inc., 5.65%, 2/15/19	1,400	1,657,772
HJ Heinz Finance Co., 7.13%, 8/01/39 (b)	1,400	1,951,524
Hershey Co. (The), 4.13%, 12/01/20	1,550	1,707,173
Kellogg Co.:
5.13%, 12/03/12	2,300	2,410,083
4.45%, 5/30/16	100	111,453
3.25%, 5/21/18	1,550	1,628,507
Series B, 7.45%, 4/01/31	100	144,660
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	4,074,196
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	5,034,213

		18,719,581

Health Care Equipment & Supplies - 0.2%
Covidien International Finance SA, 6.55%, 10/15/37	1,600	2,061,889
Zimmer Holdings, Inc., 4.63%, 11/30/19	1,450	1,601,792

		3,663,681

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp., 4.88%, 11/15/19	900	1,009,103
CIGNA Corp., 4.38%, 12/15/20	1,900	1,985,821
Cardinal Health, Inc., 4.63%, 12/15/20	4,300	4,667,452
Coventry Health Care, Inc., 5.45%, 6/15/21	1,400	1,511,675
DaVita, Inc.:
6.38%, 11/01/18	3,550	3,408,000
6.63%, 11/01/20	2,200	2,112,000
Health Net, Inc., 6.38%, 6/01/17	2,300	2,374,750
Humana, Inc., 6.45%, 6/01/16	2,400	2,716,131
UnitedHealth Group, Inc.:
4.70%, 2/15/21 (c)	3,100	3,421,200
6.88%, 2/15/38	1,700	2,224,287
5.70%, 10/15/40	250	285,470

		25,715,889

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,349,985
4.88%, 7/15/40	1,600	1,828,971
Wyndham Worldwide Corp., 6.00%, 12/01/16	3,100	3,242,268
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,146,392
6.25%, 3/15/18	2,500	2,955,490
6.88%, 11/15/37	2,100	2,752,147

		14,275,253

Household Durables - 0.1%
Stanley Black & Decker, Inc., 5.20%, 9/01/40	600	669,610
Tupperware Brands Corp., 4.75%, 6/01/21 (b)	900	901,468

		1,571,078

Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,263,446
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	541,538
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,152,032

117

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September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Independent Power Producers & Energy Traders (Cont.)
Southern Power Co., 5.15%, 9/15/41	$1,000	$1,039,038

		5,996,054

Industrial Conglomerates - 0.5%
Tyco International Finance SA, 8.50%, 1/15/19	8,000	10,442,824

Insurance - 1.1%
AON Corp., 3.13%, 5/27/16 (c)	400	400,110
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	5,250	5,563,992
American International Group:	1,200	1,222,548
6.40%, 12/15/20
6.25%, 3/15/37	500	346,250
8.18%, 5/15/68 (a)	500	441,250
Markel Corp., 5.35%, 6/01/21	1,300	1,326,632
Marsh & McLennan Cos., Inc.:	400	445,559
5.75%, 9/15/15
9.25%, 4/15/19	2,300	3,020,657
4.80%, 7/15/21	1,600	1,677,533
Metropolitan Life Global Funding I, 2.50%, 1/11/13 (b)	2,500	2,526,575
Prudential Financial, Inc.:	1,750	1,815,557
5.15%, 1/15/13
7.38%, 6/15/19	1,000	1,171,799
Willis Group Holdings Plc:	2,600	2,642,936
4.13%, 3/15/16
5.75%, 3/15/21	1,300	1,356,922
XL Group Ltd., 5.75%, 10/01/21	1,400	1,395,987

		25,354,307

Internet Software & Services - 0.1%
Digital Realty Trust LP, 5.88%, 2/01/20	2,800	2,945,827

IT Services - 0.6%
International Business Machines Corp.:	8,600	8,723,676
2.00%, 1/05/16
7.63%, 10/15/18	2,050	2,718,907
5.60%, 11/30/39	1,600	1,973,842
The Western Union Co., 6.20%, 11/17/36	600	635,603

		14,052,028

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	4,100	4,243,500
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,694,318
4.50%, 3/01/21	1,900	2,110,942
Virgin Media Secured Finance Plc, 5.25%, 1/15/21	600	645,663

		8,694,423

Machinery - 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,326,617
Danaher Corp., 2.30%, 6/23/16	450	460,988
Dover Corp., 4.30%, 3/01/21	2,400	2,675,225

		6,462,830

Media - 1.8%
CBS Corp.:
4.30%, 2/15/21 (c)	2,000	2,010,948
5.90%, 10/15/40	2,200	2,310,374
CSC Holdings, Inc., 7.63%, 7/15/18	4,550	4,754,750
Comcast Corp., 5.70%, 5/15/18	2,450	2,831,536
DirecTV Holdings LLC, 5.20%, 3/15/20	400	430,892

118

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Media (Cont.)
DISH DBS Corp.:
6.38%, 10/01/11	$500	$500,000
7.88%, 9/01/19	2,700	2,754,000
6.75%, 6/01/21 (b)	1,200	1,146,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,160,000
5.88%, 10/01/19	1,500	1,687,646
NBCUniversal Media LLC, 6.40%, 4/30/40	500	582,930
News America, Inc., 4.50%, 2/15/21	2,500	2,511,645
TCM Mobile LLC, 3.55%, 1/15/15 (b)	1,600	1,701,960
Time Warner, Inc.:
8.25%, 4/01/19	2,350	2,942,729
5.00%, 2/01/20	2,350	2,496,363
5.88%, 11/15/40	1,600	1,639,443
6.25%, 3/29/41	1,100	1,254,982
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,389,077
6.88%, 4/30/36	2,700	3,217,436

		41,322,711

Metals & Mining - 0.9%
Alcoa, Inc., 5.55%, 2/01/17 (c)	1,400	1,463,535
Barrick Australian Finance Pty Ltd., 5.95%, 10/15/39	1,475	1,593,702
Cliffs Natural Resources, Inc., 4.88%, 4/01/21	2,000	1,933,186
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	2,200	2,359,500
Kinross Gold Corp., 6.88%, 9/01/41 (b)	1,100	1,176,783
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	2,500	3,364,420
3.50%, 11/02/20	4,300	4,228,268
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,078,599
6.88%, 11/10/39	1,400	1,505,000
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,057,730

		19,760,723

Multi-Utilities - 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,871,696
4.45%, 3/15/21	2,100	2,284,248
PSEG Power LLC, 6.95%, 6/01/12	2,300	2,386,763

		9,542,707

Multiline Retail - 0.0%
Nordstrom, Inc., 7.00%, 1/15/38	600	795,868

Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.:
6.45%, 9/15/36	1,000	1,057,789
6.20%, 3/15/40	1,300	1,353,399
BP Capital Markets Plc:
3.13%, 10/01/15	700	723,296
3.20%, 3/11/16	1,500	1,563,790
Buckeye Partners LP, 4.88%, 2/01/21	550	566,459
ConocoPhillips, 6.50%, 2/01/39	1,400	1,856,469
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	580,619
EnCana Corp., 6.50%, 5/15/19 (c)	400	478,728
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,352,090
9.00%, 4/15/19	800	963,667
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	549,753

119

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Oil, Gas & Consumable Fuels (Cont.)
5.75%, 3/01/35	$1,500	$1,559,025
5.95%, 2/01/41	900	965,423
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (b)	300	276,000
8.63%, 4/15/20	3,200	3,296,000
7.75%, 2/01/21	250	250,000
Marathon Oil Corp., 6.60%, 10/01/37	900	1,068,355
Marathon Petroleum Corp.:
5.13%, 3/01/21 (b)	—	—
6.50%, 3/01/41 (b)(c)	1,000	1,078,809
Newfield Exploration Co., 7.13%, 5/15/18	1,182	1,223,370
Petrobras International Finance Co.:
5.75%, 1/20/20	1,500	1,557,000
6.88%, 1/20/40	600	633,000
Petrobras International Finance Co. - Pifco, 6.75%, 1/27/41	700	724,500
Petroleos Mexicanos, 6.50%, 6/02/41 (b)	900	931,500
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,402,704
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	765,707
6.70%, 5/15/36	1,000	1,138,595
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,488,431
3.80%, 10/01/20	4,200	4,429,773
Williams Partners LP, 3.80%, 2/15/15	800	834,677

		38,668,928

Paper & Forest Products - 0.2%
Domtar Corp., 10.75%, 6/01/17	1,500	1,867,500
International Paper Co., 9.38%, 5/15/19 (c)	1,600	1,955,741

		3,823,241

Pharmaceuticals - 0.8%
Abbott Laboratories, 5.30%, 5/27/40	1,400	1,668,255
AstraZeneca Plc, 6.45%, 9/15/37	1,500	2,004,108
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,451,102
6.38%, 5/15/38	500	670,285
Johnson & Johnson, 4.50%, 9/01/40	1,800	2,002,911
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,879,706
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,483,023
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	5,600	5,208,000

		17,367,390

Professional Services - 0.0%
Dun & Bradstreet Corp., 2.88%, 11/15/15	600	618,263

Real Estate Investment Trusts (REITs) - 0.2%
Host Hotels & Resorts, Inc., 6.00%, 11/01/20 (c)	3,500	3,403,750
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,096,621

		4,500,371

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	3,047,466
CSX Corp.:
5.75%, 3/15/13	2,600	2,763,693
5.50%, 4/15/41	800	915,642
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,262,531

120

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Road & Rail (Cont.)
Union Pacific Corp., 6.13%, 2/15/20 (c)	$1,300	$1,579,301

		9,568,633

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp., 2.38%, 11/01/15	300	302,698
Intel Corp., 3.30%, 10/01/21	2,100	2,145,238

		2,447,936

Software - 0.3%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,722,916
5.75%, 4/15/18	550	655,288
5.38%, 7/15/40 (b)(c)	3,100	3,595,991

		5,974,195

Specialty Retail - 0.9%
AutoZone, Inc., 4.00%, 11/15/20	6,600	6,610,784
Limited Brands, Inc.:
6.90%, 7/15/17	3,300	3,456,750
8.50%, 6/15/19 (c)	4,000	4,520,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21	2,300	2,322,809
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,485,896

		20,396,239

Tobacco - 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,644,275
9.25%, 8/06/19	1,100	1,441,884
4.75%, 5/05/21	3,550	3,672,013
9.95%, 11/10/38	200	285,017
Lorillard Tobacco Co., 3.50%, 8/04/16	1,200	1,201,654
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,334,145
5.65%, 5/16/18	1,300	1,536,175
6.38%, 5/16/38	1,500	1,933,691

		16,048,854

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, 5.00%, 3/30/20	2,800	2,956,800
American Tower Corp.:
4.50%, 1/15/18	2,100	2,102,375
5.05%, 9/01/20	2,300	2,295,322
Vodafone Group Plc:
2.88%, 3/16/16 (c)	1,800	1,839,823
5.63%, 2/27/17	950	1,088,699

		10,283,019

Total Corporate Bonds - 26.1%		595,734,678

Foreign Agency Obligations

Brazilian Government International Bond, 5.63%, 1/07/41	1,500	1,616,250
Colombia Government International Bond:
4.38%, 7/12/21	4,300	4,386,000
7.38%, 9/18/37	800	1,043,200
Indonesia Government International Bond, 5.88%, 3/13/20 (b)	1,800	1,944,000
Mexico Government International Bond:
5.13%, 1/15/20 (c)	2,350	2,543,875
6.05%, 1/11/40	2,000	2,260,000
Panama Government International Bond, 6.70%, 1/26/36	800	968,000

121

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Foreign Agency Obligations (Cont.)	Par (000)	Value

Peruvian Government International Bond:
7.13%, 3/30/19 (c)	$1,900	$2,294,250
6.55%, 3/14/37	300	348,000
South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,187,500

Total Foreign Agency Obligations - 0.9%		19,591,075

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 3.1%
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.49%, 5/16/47 (a)(b)	3,264	3,260,593
Series 2011-1A, Class A1C, 1.50%, 11/19/47 (a)(b)	7,078	7,068,968
Banc of America Alternative Loan Trust, Series 2004-10, Class 3A1, 5.50%, 11/25/19	2,603	2,630,601
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%, 1/25/36	1,102	1,075,707
Series 2006-6, Class 1A12, 5.75%, 8/25/36	342	335,409
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1, 5.00%, 2/25/21	961	952,361
Series 2007-3, Class 1A7, 6.00%, 4/25/37	1,996	1,992,946
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.52%, 11/20/35 (a)	2,742	2,610,389
Series 2006-HY12, Class A1, 5.64%, 8/25/36 (a)	797	776,579
Series 2006-OA2, Class A2A, 0.38%, 5/20/46 (a)	75	72,294
Crusade Global Trust, Series 2004-1, Class A1, 0.40%, 1/16/35 (a)	3,510	3,504,624
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6, 6.00%, 8/25/36	312	311,794
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 4.89%, 6/19/35 (a)	3,894	3,760,648
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.79%, 1/25/36 (a)	3,177	2,977,613
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.33%, 9/25/46 (a)	—	21
Series 2006-AR5, Class A1A, 0.31%, 10/25/46 (a)	2,854	2,681,441
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.62%, 8/25/35 (a)	1,266	1,157,392
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.33%, 7/15/21 (a)	3,934	3,932,269
Series 2011-1A, Class A2, 1.60%, 10/15/54 (a)(b)	7,700	7,653,253
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2, 0.29%, 12/25/36 (a)	2,329	2,266,416
National RMBS Trust, Series 2004-1, Class A1, 0.46%, 3/20/34 (a)	3,961	3,958,435
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.49%, 7/25/35 (a)	1,056	961,792
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	722	720,244
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1, 0.43%, 9/25/47 (a)	2,122	2,069,762
Thornburg Mortgage Securities Trust:
Series 2006-6, Class A2, 0.38%, 11/25/46 (a)	811	800,381
Series 2007-1, Class A2B, 0.32%, 3/25/37 (a)	3,772	3,694,936
Series 2007-2, Class A1, 0.36%, 6/25/37 (a)	568	544,114
Series 2007-2, Class A3A, 0.35%, 6/25/37 (a)	7,852	7,588,757
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	827	850,218
Series 2005-7, Class A3, 5.25%, 9/25/35	917	919,497
Series 2005-AR14, Class A2, 5.35%, 8/25/35 (a)	286	283,663
		71,413,117

Commercial Mortgage-Backed Securities - 3.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3, 4.51%, 12/10/42	1,154	1,161,289
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	5,600	5,708,646
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,122,958
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 6.27%, 12/10/49 (a)	2,500	2,723,497

122

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)	Value

Commercial Mortgage-Backed Securities (Cont.)
Series 2008-C7, Class AM, 6.27%, 12/10/49 (a)	$2,200	$1,946,971
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	1,794	1,809,905
Series 2002-CKP1, Class A3, 6.44%, 12/15/35	789	796,261
Series 2005-C5, Class AM, 5.10%, 8/15/38 (a)	1,500	1,535,939
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	1,493	1,499,695
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35	3,768	3,805,004
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,826	1,835,389
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	1,000	1,061,616
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	797	795,908
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	7,220	7,258,426
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	2,038	2,043,296
Series 2007-CB19, Class A3, 5.93%, 2/12/49 (a)	4,300	4,480,200
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,078	9,080,664
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	5,321	5,338,036
Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)	5,700	6,099,849
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	368	367,666
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	485	489,919
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4, 5.08%, 9/15/37	2,310	2,364,311
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000	6,371,724

		71,697,169

Total Non-Agency Mortgage-Backed Securities - 6.3%		143,110,286

Preferred Securities

Capital Trusts

Insurance - 0.3%
AON Corp., 8.21%, 1/01/27	1,700	1,977,408
Chubb Corp.:
6.00%, 5/11/37	800	944,531
6.38%, 3/29/67 (a)	2,550	2,470,312
The Travelers Cos., Inc., 6.25%, 6/15/37	1,000	1,179,625

		6,571,876

Total Capital Trusts - 0.3%		6,571,876

	Shares	Value

Trust Preferred - 0.2%
Diversified Financial Services - 0.2%
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	3,500	3,512,604

Total Preferred Securities - 0.5%		10,084,480

Preferred Stocks

Diversified Telecommunication Services - 0.2%
Qwest Corp., 7.38%, 6/01/16	196	4,917,640

Total Preferred Stocks - 0.2%		4,917,640

123

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Taxable Municipal Bonds	Par (000)	Value

Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	$150	$192,381
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	191,922
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	937,083
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	533,394
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	606,208
Port Authority of New York & New Jersey Revenue, 5.65%, 11/01/40	800	929,960
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/39	600	753,660
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/31	900	1,193,625
State of California:
7.55%, 4/01/39	400	490,104
7.63%, 3/01/40	1,150	1,417,628
7.60%, 11/01/40	250	309,298
State of Illinois, 2.77%, 1/01/12	5,200	5,222,932
State of Mississippi, 5.25%, 11/01/34	600	674,742
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	382,422

Total Taxable Municipal Bonds - 0.6%		13,835,359

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations - 1.3%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.45%, 6/25/37 (a)	6,263	6,231,212
Series 2010-35, Class EF, 0.78%, 4/25/40 (a)	8,033	8,059,603
Series 2010-89, Class CF, 0.68%, 2/25/38 (a)	6,548	6,550,476
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.78%, 2/15/38 (a)	5,116	5,131,995
Series 3807, Class FN, 0.73%, 2/15/41 (a)	4,538	4,544,757

		30,518,043

Interest Only Collateralized Mortgage Obligations - 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	98	201
Series 3003, Class BI, 5.00%, 12/15/34	119	280

		481

Mortgage-Backed Securities - 83.4%
Fannie Mae Mortgage Backed Securities:
2.35%, 1/01/36 (a)	1,892	1,990,941
2.38%, 4/11/16	33,812	35,639,302
2.40%, 8/01/33	2,980	3,130,111
2.47%, 5/01/33 (a)	3,825	4,025,157
2.53%, 1/01/35 (a)	1,650	1,735,727
2.75%, 8/01/41 (a)	4,202	4,354,374
3.00%, 2/01/26 - 10/01/41 (d)	40,857	42,092,625
3.31%, 9/01/41 (a)	2,286	2,376,035
3.36%, 4/01/40 (a)	649	677,330
3.50%, 2/01/26 - 10/01/41 (d)	77,877	80,558,184
3.60%, 5/01/40 (a)	4,199	4,404,560
4.00%, 8/01/25 - 10/01/41 (d)	241,854	253,807,136
4.50%, 10/01/24 - 10/01/41 (d)	314,876	334,206,759
5.00%, 1/01/18 - 10/01/41 (d)	396,409	426,629,555
5.50%, 9/01/19 - 10/01/41 (d)	131,378	142,990,200
6.00%, 11/01/22 - 10/01/41 (d)	86,599	95,193,468
6.50%, 12/01/30 - 12/01/32	18,307	20,703,099
Freddie Mac Mortgage Backed Securities:
2.33%, 10/01/33 (a)	1,653	1,701,260
2.50%, 5/27/16	26,214	27,758,791

124

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Government Sponsored Agency Securities (Cont.)	Par (000)	Value

Mortgage-Backed Securities (Cont.)
3.26%, 8/01/41 (a)	$2,940	$3,065,272
3.34%, 2/01/40 (a)	4,081	4,263,153
3.34%, 7/01/41 (a)	1,696	1,766,748
3.50%, 12/01/25 - 10/01/41 (d)	8,800	9,166,175
4.00%, 3/01/26 - 10/01/41 (d)	35,868	37,660,679
4.50%, 8/01/20 - 10/01/41 (d)	55,007	58,318,777
4.58%, 4/01/38 (a)	5,353	5,709,664
5.00%, 10/01/20 - 10/01/41 (d)	45,096	48,444,743
5.50%, 12/01/27 - 8/01/38	31,698	34,453,177
6.00%, 12/01/28 - 1/01/38	24,702	27,239,756
6.23%, 11/01/36 (a)	2,128	2,207,124
6.50%, 5/01/21 - 1/01/36	4,121	4,635,931
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40	979	1,024,986
4.00%, 9/15/40 - 10/01/41 (d)	19,697	21,112,072
4.50%, 3/15/39 - 10/01/41 (d)	75,864	82,510,154
5.00%, 9/15/39 - 10/01/41 (d)	45,075	49,776,710
5.50%, 6/15/34 - 11/20/39	17,628	19,541,060
6.00%, 10/01/41 (d)	9,000	10,036,406
		1,904,907,201

Total U.S. Government Sponsored Agency Securities - 84.7%		1,935,425,725

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.25%, 5/15/30	17,228	26,350,454
5.00%, 5/15/37 (c)	23,800	33,134,075
4.38%, 5/15/40 (c)(e)	23,100	29,734,089
3.88%, 8/15/40 (c)	9,800	11,643,625
4.25%, 11/15/40 (c)	4,640	5,867,424
4.38%, 5/15/41	4,500	5,813,460
U.S. Treasury Notes:
1.25%, 2/15/14 (c)	61,000	62,277,218
1.75%, 3/31/14	33,000	34,126,653
2.75%, 12/31/17 (c)	26,500	28,882,933

Total U.S. Treasury Obligations - 10.4%		237,829,931

Total Long-Term Investments (Cost - $ 3,091,398,599) - 139.7%		3,189,397,135
Short-Term Securities

	Shares	Value

Money Market Funds - 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (f)(g)(h)	347,666,815	347,666,815
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (f)(g)(h)	22,941,951	22,941,951

		370,608,766

Total Short-Term Securities (Cost - $ 370,608,766) - 16.2%		370,608,766

Total Investments Before TBA Sale Commitments (Cost - $ 3,462,007,365*) - 155.9%		3,560,005,901
TBA Sale Commitments (d)	Par (000)

Fannie Mae Mortgage Backed Securities:
3.00%, 2/01/26 -10/01/41	$6,800	(7,005,063)
3.50%, 2/01/26 -10/01/41	96,300	(99,431,422)

125

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

TBA Sale Commitments (Cont.)	Par (000)	Value

4.00%, 8/01/25 -10/01/41	$281,860	$(295,520,138)
4.50%, 10/01/24 -10/01/41	97,500	(103,438,672)
5.00%, 1/01/18 -10/01/41	415,600	(447,029,656)
5.50%, 9/01/19 -10/01/41	76,100	(82,580,391)
6.00%, 11/01/22 -10/01/41	52,300	(57,366,563)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26 - 10/01/41	1,000	(1,046,563)
Ginnie Mae Mortgage Backed Securities:
4.00%, 9/15/40 -10/01/41	24,700	(26,413,563)
4.50%, 3/15/39 -10/01/41	24,700	(26,834,227)
5.00%, 9/15/39 -10/01/41	8,000	(8,785,000)

Total TBA Sale Commitments (Proceeds - $1,156,825,572) - (50.6%)		(1,155,451,258)

Total Investments Net of TBA Sale Commitments - 105.3%		2,404,554,643
Liabilities in Excess of Other Assets - (5.3)%		(122,046,527)

Net Assets - 100.0%		$2,282,508,116

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,462,749,586

Gross unrealized appreciation	$108,712,123
Gross unrealized depreciation	(11,455,808)

Net unrealized appreciation	$97,256,315

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Bank of America Securities	$126,656,516	$699,449
Barclays Capital Inc.	$10,134,594	$57,945
BNP Paribas	$(103,503,109)	$(1,034,008)
Citigroup Global	$(14,648,474)	$43,692
Credit Suisse Securities LLC	$252,220,594	$93,851
Deutsche Bank Securities, Inc.	$(510,663,851)	$(918,867)
Goldman Sachs & Co.	$83,319,172	$233,996
JPMorgan Securities, Ltd.	$54,836,063	$(4,379)
Morgan Stanley Capital Services, Inc.	$(37,492,691)	$76,717
Nomura Securities	$(11,544,156)	$(50,806)
RBS Securities LLC	$61,300,141	$337,338
UBS Securities LLC	$9,389,672	$(2,074)
Wells Fargo Securities	$81,331,922	$333,921

126

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Cash Funds:
Institutional, SL Agency Shares	519,520,789	(171,853,974)	347,666,815	$467,415
BlackRock Cash Funds:
Prime, SL Agency Shares	12,803,177	10,138,774	22,941,951	$24,329

(g)	Represents the current yield as of report date.

(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

46	Euro-Dollar Future	Chicago	December 2011	$6,278,540	$33,084
985	2-Year U.S. Treasury Notes	Chicago	December 2011	$216,900,079	(272,302)
654	5-Year U.S. Treasury Notes	Chicago	December 2011	$80,104,781	(125,913)
2,052	10-Year U.S. Treasury Notes	Chicago	December 2011	$266,952,375	335,397
248	30-Year U.S. Treasury Bonds	Chicago	December 2011	$35,371,000	675,635
181	Ultra Long U.S. Treasury Bonds	Chicago	December 2011	$28,711,125	114,239

Total					$760,140

•	Credit default swaps on single-name issues – buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	$(9,150)

•	Credit default swaps on traded indexes – buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	$26,000	$2,667,693

•	Credit default swaps on traded indexes – sold protection outstanding as of September 30, 2011 were as follows:

127

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

Index	Received Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	$3,500	$271,336
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	$10,000	77,783
Dow Jones CDX North America High Yield	5.00%	Deutsche Bank AG	6/20/16	B	$19,400	101,485
Dow Jones CDX North America High Yield	5.00%	Deutsche Bank AG	6/20/16	B	$29,000	968,649

						$1,419,253

[1]	Using Standard & Poor’s rating of the underlying securities.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

.	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

1.65%[3]	3-month LIBOR	Deutsche Bank AG	September 2018	$62,000	$212,117

[3]	Pays fixed interest rate and receives floating rate.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$228,867,961	—	$228,867,961
Corporate Bonds	—	595,734,678	—	595,734,678
Foreign Agency Obligations	—	19,591,075	—	19,591,075
Non-Agency Mortgage- Backed Securities	—	143,110,286	—	143,110,286
Preferred Securities	—	10,084,480	—	10,084,480

128

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

Preferred Stocks	$4,917,640	—	—	4,917,640
Taxable Municipal Bonds	—	13,835,359	—	13,835,359
U.S. Government Sponsored Agency Securities	—	1,935,425,725	—	1,935,425,725
U.S. Treasury Obligations	—	237,829,931	—	237,829,931
Short-Term Securities:
Money Market Funds	370,608,766	—	—	370,608,766
Liabilities:
TBA Sale Commitments	—	(1,155,451,258)	—	(1,155,451,258)

Total	$375,526,406	$2,029,028,237	—	$2,404,554,643

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$4,086,946	—	$4,086,946
Interest rate contracts	$1,158,355	212,117	—	1,370,472
Liabilities:
Credit contracts	—	(9,150)	—	(9,150)
Interest rate contracts	(398,215)	—	—	(398,215)

Total	$760,140	$4,289,913	—	$5,050,053

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

129

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date November 29, 2011

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date November 29, 2011